                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-242


                          IXIS Advisor Funds Trust II
________________________________________________________________________________
              (Exact name of registrant as specified in charter)



     399 Boylston Street, Boston, Massachusetts              02116
    ________________________________________________________________________
      (Address of principal executive offices)            (Zip code)


                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
________________________________________________________________________________
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Item 1. Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       [LOGO]
                       IXIS
                       ADVISOR FUNDS

  Equity Funds
  Semiannual Report
  June 30, 2006

CGM Advisor Targeted Equity Fund

Hansberger International Fund

Harris Associates Focused Value Fund

Harris Associates Large Cap Value Fund

IXIS U.S. Diversified Portfolio
  Harris Associates
  Loomis, Sayles & Company
  Mercury Advisors

IXIS Value Fund
  Harris Associates
  Loomis, Sayles & Company
  Vaughan Nelson Investment Management
  Westpeak Global Advisors

Vaughan Nelson Small Cap Value Fund

Westpeak Capital Growth Fund
TABLE OF CONTENTS

Management Discussion and Performance.......Page 1

Portfolio of Investments...................Page 28

Financial Statements.......................Page 47

                       CGM ADVISOR TARGETED EQUITY FUND

PORTFOLIO PROFILE



Objective:
Seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the overall U.S. economy

--------------------------------------------------------------------------------
Strategy:
Generally invests in a focused portfolio of common stocks of large-cap companies

--------------------------------------------------------------------------------
Inception Date:
November 27, 1968

--------------------------------------------------------------------------------
Manager:
G. Kenneth Heebner

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFGX
                                 Class B NEBGX
                                 Class C NEGCX
                                 Class Y NEGYX

--------------------------------------------------------------------------------
What You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. The fund may invest in foreign securities that involve risks not associated with domestic securities.

Management Discussion
--------------------------------------------------------------------------------

Positive stock selection and an emphasis on the energy sector fueled CGM Advisor Targeted Equity Fund's performance during the first half of 2006. For the six months ended June 30, 2006, the fund returned 4.41% based on the net asset value of Class A shares. The fund outperformed its benchmark, the S&P 500 Index, which returned 2.71%, and came in above the 2.39% average return of the funds in Morningstar's Large Blend category.

FUND POSITIONED FOR GLOBAL ECONOMIC GROWTH
During the first half of 2006, the fund was fully invested, seeking opportunities created by continued global economic growth. The Federal Reserve Board maintained upward pressure on interest rates during the period, in an effort to curb inflation by reining in the U.S. economy. Although economic growth is faster in other parts of the world, we are not concerned about inflationary pressures or an economic slowdown there.

PORTFOLIO SHIFTED TOWARD CYCLICAL STOCKS, ADDED ENERGY
In order to increase exposure to economic growth, we sold stocks of some companies whose profitability is less impacted by economic cycles. These included insurance firms American International Group and AFLAC, soft drink giant Pepsico, and several drug companies. We used the proceeds to establish new positions in more economically sensitive companies, including aerospace leader Boeing, computer giant Hewlett Packard, mining company Rio Tinto and retailer JC Penney. Energy consumption in the developing world is also cyclical, and we increased the fund's weighting in energy-related companies during the period, from 29% to 40% of total assets. Continued growth in Asia, India, the former Soviet Union, and the Middle East is expected to maintain high energy prices in the face of limited supply growth.

Energy stocks drove the fund's positive results, including service companies that generate profits by helping oil companies improve their efficiency. For example, Schlumberger, the fund's top performer, helps increase oil well output through pressure pumping and other processes. Both Schlumberger and Halliburton, another leading oil service provider, benefited from strong growth for their services and significant pricing flexibility. The market also responded positively to Halliburton's decision to spin off its construction subsidiary.

ConocoPhillips, a leading global oil and gas production company and a major refiner, saw its stock price climb as a result of rising oil and gas prices and increasing refinery margins. The company also recently purchased a major stake in LUKOIL, the Russian oil company, and acquired the major domestic natural gas producer, Burlington Resources.

Other positives included America Movil, the leading Latin American cellular telephone company, which is enjoying widespread growth in Mexico and Latin America. We sold the stock on strength. United Technologies, which provides a broad range of high technology products and services, benefited from strong growth in its diversified global businesses, including Otis (elevators), Pratt & Whitney (aircraft engines), and Carrier (heating and air conditioning systems).

SEVERAL ISSUES PROVED DISAPPOINTING
The fund's weakest stock was Apple Computer - a top performer last year. Although iPod sales were strong, growth in the personal computer business failed to meet expectations. Corning, Inc., a leader in fiber optic cables for telephone communications and glass for flat panel television sets, also proved disappointing, as growth in the flat panel business was lower than we had anticipated. Diversified financial services giant General Electric also failed to meet our expectations. All three positions were sold.

FORECAST IS FOR CONTINUED MODERATE ECONOMIC GROWTH
Although the world has been faced with significant increases in oil and gas prices, and a moderate rise in interest rates, this does not appear to have constrained economic activity. We believe that the global economy will continue to expand in the coming year, with moderate inflation, which should provide a positive environment for stocks.

                       CGM ADVISOR TARGETED EQUITY FUND

Investment Results through June 30, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                     June 30, 1996 through June 30, 2006

Month        Cumulative    Class A  @M.S.C.    S&P 500 Index
End            Value      Cumulative Value   Cumulative Value
----------   ----------   ----------------   ----------------
 6/30/1996    10,000            9,425             10,000
 7/31/1996     9,415            8,874              9,558
 8/31/1996     9,505            8,959              9,760
 9/30/1996    10,157            9,573             10,309
10/31/1996    10,755           10,136             10,593
11/30/1996    11,593           10,926             11,394
12/31/1996    11,479           10,819             11,168
1/31/1997     12,515           11,796             11,866
 2/28/1997    12,308           11,600             11,959
 3/31/1997    11,785           11,107             11,468
 4/30/1997    12,456           11,740             12,152
 5/31/1997    13,068           12,317             12,892
 6/30/1997    13,651           12,866             13,470
 7/31/1997    14,974           14,113             14,542
 8/31/1997    14,204           13,387             13,727
 9/30/1997    14,931           14,073             14,479
10/31/1997    14,346           13,521             13,995
11/30/1997    14,182           13,367             14,643
12/31/1997    14,182           13,367             14,895
 1/31/1998    14,413           13,585             15,059
 2/28/1998    15,680           14,779             16,146
 3/31/1998    16,689           15,729             16,972
 4/30/1998    17,329           16,333             17,143
 5/31/1998    17,057           16,077             16,848
 6/30/1998    17,970           16,937             17,533
 7/31/1998    18,065           17,026             17,346
 8/31/1998    14,618           13,778             14,838
 9/30/1998    14,722           13,876             15,789
10/31/1998    16,205           15,273             17,073
11/30/1998    17,553           16,544             18,108
12/31/1998    18,919           17,831             19,151
 1/31/1999    20,201           19,040             19,952
 2/28/1999    18,753           17,675             19,332
 3/31/1999    19,203           18,099             20,105
 4/30/1999    19,136           18,035             20,884
 5/31/1999    18,519           17,455             20,391
 6/30/1999    19,884           18,741             21,523
 7/31/1999    19,417           18,301             20,851
 8/31/1999    19,384           18,269             20,747
 9/30/1999    18,235           17,186             20,179
10/31/1999    18,935           17,846             21,456
11/30/1999    19,651           18,521             21,892
12/31/1999    21,790           20,538             23,181
 1/31/2000    20,086           18,932             22,016
 2/29/2000    21,870           20,613             21,600
 3/31/2000    22,109           20,837             23,713
 4/30/2000    21,277           20,054             22,999
 5/31/2000    20,426           19,252             22,527
 6/30/2000    20,506           19,327             23,083
 7/31/2000    19,852           18,710             22,722
 8/31/2000    20,793           19,597             24,133
 9/30/2000    20,040           18,888             22,859
10/31/2000    20,082           18,927             22,762
11/30/2000    19,893           18,749             20,968
12/31/2000    20,800           19,604             21,071
 1/31/2001    18,955           17,865             21,818
 2/28/2001    18,355           17,299             19,829
 3/31/2001    17,888           16,860             18,573
 4/30/2001    18,666           17,593             20,016
 5/31/2001    18,289           17,238             20,150
 6/30/2001    18,414           17,355             19,659
 7/31/2001    17,878           16,850             19,466
 8/31/2001    16,405           15,462             18,247
 9/30/2001    14,820           13,968             16,774
10/31/2001    14,909           14,052             17,094
11/30/2001    16,494           15,545             18,405
12/31/2001    17,431           16,428             18,566
 1/31/2002    17,966           16,933             18,295
 2/28/2002    17,139           16,154             17,942
 3/31/2002    17,429           16,427             18,617
 4/30/2002    17,474           16,470             17,488
 5/31/2002    17,296           16,302             17,360
 6/30/2002    16,737           15,775             16,123
 7/31/2002    14,885           14,029             14,867
 8/31/2002    14,885           14,029             14,964
 9/30/2002    13,969           13,166             13,338
10/31/2002    13,634           12,850             14,511
11/30/2002    13,299           12,534             15,366
12/31/2002    12,406           11,693             14,463
 1/31/2003    12,406           11,693             14,084
 2/28/2003    12,317           11,609             13,873
 3/31/2003    12,606           11,881             14,007
 4/30/2003    13,409           12,638             15,161
 5/31/2003    14,569           13,732             15,960
 6/30/2003    14,814           13,962             16,164
 7/31/2003    14,524           13,689             16,449
 8/31/2003    14,903           14,046             16,769
 9/30/2003    15,082           14,214             16,591
10/31/2003    16,956           15,981             17,530
11/30/2003    17,626           16,613             17,684
12/31/2003    17,716           16,697             18,612
 1/31/2004    17,314           16,318             18,953
 2/29/2004    18,363           17,307             19,217
 3/31/2004    19,211           18,107             18,927
 4/30/2004    17,694           16,676             18,630
 5/31/2004    18,118           17,076             18,885
 6/30/2004    18,274           17,223             19,252
 7/31/2004    17,404           16,404             18,615
 8/31/2004    17,604           16,592             18,691
 9/30/2004    18,698           17,623             18,893
10/31/2004    18,920           17,832             19,182
11/30/2004    19,768           18,631             19,958
12/31/2004    20,191           19,030             20,637
 1/31/2005    20,013           18,862             20,134
 2/28/2005    21,352           20,124             20,558
 3/31/2005    20,415           19,241             20,193
 4/30/2005    19,857           18,716             19,810
 5/31/2005    20,415           19,241             20,441
 6/30/2005    20,866           19,667             20,470
 7/31/2005    21,939           20,678             21,231
 8/31/2005    22,163           20,888             21,037
 9/30/2005    22,989           21,668             21,208
10/31/2005    22,454           21,163             20,854
11/30/2005    22,811           21,499             21,643
12/31/2005    22,856           21,542             21,650
 1/31/2006    23,839           22,469             22,224
 2/28/2006    23,012           21,689             22,284
 3/31/2006    23,661           22,300             22,561
 4/30/2006    24,756           23,333             22,864
 5/31/2006    23,907           22,533             22,206
 6/30/2006    23,868           22,492             22,236

Average Annual Total Returns -- June 30, 2006


                                                                SINCE
                             6 MONTHS 1 YEAR 5 YEARS 10 YEARS INCEPTION
Class A (Inception 11/27/68)
Net Asset Value/1/             4.41%  14.36%  5.33%    9.09%      --
With Maximum Sales Charge/2/  -1.56    7.79   4.10     8.44       --

Class B (Inception 2/28/97)
Net Asset Value/1/             4.12   13.46   4.56       --     6.55%
With CDSC/3/                  -0.88    8.46   4.22       --     6.55

Class C (Inception 9/1/98)
Net Asset Value/1/             4.12   13.59   4.53       --     4.94
With CDSC/3/                   3.12   12.59   4.53       --     4.94

Class Y (Inception 6/30/99)
Net Asset Value/1/             4.61   14.52   5.78       --     3.04
-----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

                                                                         SINCE        SINCE        SINCE
                                                                        CLASS B      CLASS C      CLASS Y
COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR 5 YEARS 10 YEARS INCEPTION/6/ INCEPTION/6/ INCEPTION/6/
S&P 500 Index/4/                       2.71%   8.63%  2.49%    8.32%     6.87%        5.30%        0.47%
Morningstar Large Blend Fund Avg./5/   2.39    8.84   2.31     7.39      6.40         5.69         1.23
------------------------------------------------------------------------------------------------------------

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 6/30/06    12/31/05
------------------------------------------------------
Common Stocks                     99.4        99.0
------------------------------------------------------
Commercial Paper                   0.7         0.8
------------------------------------------------------
Short-Term Investments and Other  -0.1         0.2
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             6/30/06    12/31/05
------------------------------------------------------
Schlumberger, Ltd.                 6.8         5.1
------------------------------------------------------
Total SA                           6.4         6.2
------------------------------------------------------
BP PLC                             5.8         5.3
------------------------------------------------------
ConocoPhillips                     5.5         4.9
------------------------------------------------------
Union Pacific Corp.                5.5          --
------------------------------------------------------
Altria Group, Inc.                 5.5         5.6
------------------------------------------------------
Halliburton Co.                    5.4         4.8
------------------------------------------------------
CVS Corp.                          5.4         1.4
------------------------------------------------------
Toyota Motor Corp.                 5.3         5.3
------------------------------------------------------
Rio Tinto PLC                      5.2          --
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          6/30/06    12/31/05
------------------------------------------------------
Oil & Gas                         24.7        19.3
------------------------------------------------------
Oil & Gas Services                17.2         9.9
------------------------------------------------------
Aerospace & Defense                9.6         3.2
------------------------------------------------------
Retail                             9.5         1.4
------------------------------------------------------
Transportation                     5.5          --
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P 500 Index is an unmanaged index of U.S. common stocks.
/5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class B from 3/1/97; Class C from 9/1/98; and Class Y from 7/1/99.

                         HANSBERGER INTERNATIONAL FUND

PORTFOLIO PROFILE



Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests in common stocks of small-, mid- and large-cap companies located outside the United States. Assets are diversified across developed and emerging markets

--------------------------------------------------------------------------------
Inception Date:
December 29, 1995

--------------------------------------------------------------------------------
Managers:
Growth:
Trevor Graham
Barry A. Lockhart
Patrick H. Tan
Thomas R.H. Tibbles
Value:
Ronald Holt
Robert Mazuelos
Lauretta Reeves

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFDX
                                 Class B NEDBX
                                 Class C NEDCX

--------------------------------------------------------------------------------
What You Should Know:
Foreign securities involve risks not associated with domestic securities, such as currency fluctuations, differing political, economic conditions and accounting standards. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. Value stocks may fall out of favor and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Hansberger International Fund's total return for the six months ended June 30, 2006 was 7.95%, based on the net asset value of Class A shares. For the same period, the fund's benchmarks, the MSCI EAFE Index and the MSCI ACWI ex-U.S. Index, returned 10.50% and 9.99%, respectively. The average performance of Morningstar's Foreign Large Blend category was 8.90%. Neither the fund nor its benchmarks includes U.S. stocks, and the Morningstar category has only limited exposure to domestic equities.

Two teams of international equity specialists at Hansberger manage the fund - one focuses on value and the other seeks growth potential. For the first half of 2006, value stocks outperformed growth stocks. On a regional basis, Europe took the lead.

DESPITE SOME STRONG HOLDINGS, GROWTH SELECTIONS GENERALLY LAGGED
Although European markets led the world during the period, and dominated the fund's growth segment, some of the stocks selected proved disappointing. These included Carnival Corporation, an international cruise line incorporated in Great Britain, and Smith & Nephew, a British maker of orthopedic devices. Standard & Poor's downgraded Carnival's credit rating based on a softer-than-expected operating environment. Healthcare budget constraints in the United States, United Kingdom, and Germany, combined with restructuring activity, contributed to slow revenue growth for Smith & Nephew. Elsewhere, Israeli-based drug manufacturer Teva Pharmaceuticals was hurt by concerns regarding Teva's generic version of the anti-cholesterol drug, Zocor. In addition, Japan's Nidec Corporation, a world leader in the production of brushless disc drives, experienced seasonally weak results in the fiercely competitive computer business.

The Pacific Ex-Japan region and Canada were this segment's best-performing regions. Top performers included Canada's Suncor Energy, with its large reserves of oil sands; Singapore's Keppel Corporation, a leader in offshore oil rigs; and Hong Kong apparel and footwear manufacturer, Esprit Holdings. Other strong performers included Denmark's Vestas Wind Systems, a world leader and producer of giant wind turbines, and Aracruz Celulose, a Brazilian pulp manufacturer benefiting from its manufacturing technology and reserves of fast-growing eucalyptus trees.

Historically, growth stocks have performed best late in the business cycle. The managers believe a flight to higher quality may be in the offing as the world economies slow, which would benefit growth investors.

CANADIAN MINING HOLDINGS AND EUROPEAN BUSINESSES POWERED THE VALUE SEGMENT Canada's Alcan Inc., a major aluminum producer with extensive bauxite mining operations, and Inco Ltd, which mines nickel, copper and precious metals, contributed handsomely to the value segment's performance. European holdings were the second best group, including Germany's Schering AG, which was acquired by another German pharmaceutical company, and Switzerland's ABB Limited, a manufacturer of power and automation equipment whose restructuring efforts paid off in increased orders early in 2006. ABB was sold at a profit. Still in the portfolio is France's Carrefour S.A., a leading supermarket chain that is expanding business in Europe, Asia and Latin America. One of the best performing sectors was energy, including Russia's LUKOIL and Brazil's Petrobras. Both stocks remain in the segment. Utility and healthcare selections also did well.

Although the segment's industrial selections appreciated, this group was relatively weak. Disappointments included Korea's LG Chemicals, which declined with chemical companies generally, as high oil prices and the rising cost of raw materials hurt profits. LG was sold. Hong Kong's Johnson Electric also hurt performance, but it remains in the segment because the managers believe the company's strong lead in the manufacture of micro-motors is not reflected in the price of its shares. Materials and consumer discretionary companies were also weak, but these groups, too, ended the period in positive territory.

The managers believe economic growth prospects seem positive for Canada, Switzerland and Japan, as well as many emerging markets, and that international markets in general are trading at attractive valuation levels relative to the United States.

                         HANSBERGER INTERNATIONAL FUND

Investment Results through June 30, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/7/


                                     [CHART]

             June 30, 1996 through June 30, 2006


                           Class A       MSCI         MSCI
                           @ M.S.C.      Index        Index
Month        Cumulative   Cumulative   Cumulative   Cumulative
End            Value         Value       Value        Value
----------   ----------   ----------   ----------   ----------
6/30/1996      10,000       9,425        10,000       10,000
7/31/1996       9,542       8,993         9,710        9,668
8/31/1996       9,800       9,236         9,734        9,724
9/30/1996       9,964       9,391         9,995        9,966
10/31/1996      9,886       9,317         9,895        9,866
11/30/1996     10,286       9,694        10,291       10,246
12/31/1996     10,438       9,838        10,162       10,128
1/31/1997      10,859      10,234         9,808        9,942
2/28/1997      11,084      10,446         9,971       10,124
3/31/1997      10,975      10,344        10,010       10,103
4/30/1997      11,084      10,446        10,065       10,188
5/31/1997      11,657      10,986        10,723       10,817
6/30/1997      12,193      11,492        11,316       11,414
7/31/1997      12,656      11,928        11,502       11,645
8/31/1997      11,946      11,259        10,645       10,729
9/30/1997      12,600      11,875        11,244       11,309
10/31/1997     11,686      11,014        10,382       10,346
11/30/1997     11,549      10,885        10,279       10,217
12/31/1997     11,762      11,086        10,371       10,335
1/31/1998      11,724      11,050        10,847       10,644
2/28/1998      12,523      11,803        11,546       11,354
3/31/1998      13,032      12,283        11,904       11,746
4/30/1998      13,108      12,354        12,001       11,830
5/31/1998      12,842      12,103        11,945       11,616
6/30/1998      12,576      11,853        12,039       11,572
7/31/1998      12,538      11,817        12,163       11,682
8/31/1998      10,552       9,945        10,659       10,035
9/30/1998      10,453       9,852        10,335        9,823
10/31/1998     11,214      10,569        11,415       10,852
11/30/1998     11,815      11,136        12,003       11,435
12/31/1998     12,233      11,530        12,479       11,829
1/31/1999      12,659      11,931        12,445       11,816
2/28/1999      12,500      11,781        12,152       11,552
3/31/1999      13,010      12,262        12,662       12,109
4/30/1999      13,709      12,921        13,178       12,715
5/31/1999      13,367      12,598        12,502       12,118
6/30/1999      14,150      13,336        12,992       12,675
7/31/1999      13,990      13,186        13,381       12,972
8/31/1999      13,891      13,092        13,433       13,017
9/30/1999      13,571      12,791        13,571       13,105
10/31/1999     14,050      13,242        14,083       13,593
11/30/1999     15,100      14,232        14,575       14,136
12/31/1999     16,835      15,867        15,886       15,485
1/31/2000      16,209      15,277        14,879       14,644
2/29/2000      17,223      16,233        15,283       15,040
3/31/2000      17,273      16,280        15,878       15,606
4/30/2000      16,021      15,100        15,045       14,735
5/31/2000      15,294      14,414        14,681       14,358
6/30/2000      15,742      14,837        15,258       14,969
7/31/2000      15,318      14,437        14,622       14,378
8/31/2000      15,776      14,869        14,752       14,556
9/30/2000      15,183      14,310        14,036       13,749
10/31/2000     14,608      13,768        13,708       13,312
11/30/2000     13,943      13,141        13,196       12,715
12/31/2000     14,778      13,928        13,669       13,149
1/31/2001      15,065      14,199        13,662       13,346
2/28/2001      14,102      13,291        12,639       12,289
3/31/2001      13,180      12,422        11,802       11,421
4/30/2001      14,030      13,223        12,630       12,197
5/31/2001      14,194      13,378        12,194       11,861
6/30/2001      14,076      13,267        11,700       11,406
7/31/2001      13,819      13,024        11,488       11,152
8/31/2001      13,520      12,743        11,199       10,875
9/30/2001      12,109      11,413        10,068        9,721
10/31/2001     12,346      11,636        10,325        9,994
11/30/2001     13,047      12,297        10,706       10,451
12/31/2001     13,452      12,678        10,770       10,585
1/31/2002      13,132      12,377        10,199       10,132
2/28/2002      13,163      12,406        10,271       10,205
3/31/2002      13,949      13,147        10,881       10,802
4/30/2002      13,856      13,059        10,910       10,829
5/31/2002      13,939      13,137        11,058       10,947
6/30/2002      13,091      12,339        10,622       10,474
7/31/2002      11,836      11,155         9,574        9,454
8/31/2002      11,856      11,174         9,555        9,454
9/30/2002      10,393       9,795         8,531        8,452
10/31/2002     10,963      10,333         8,990        8,906
11/30/2002     11,752      11,076         9,399        9,334
12/31/2002     11,243      10,596         9,084        9,033
1/31/2003      10,848      10,225         8,705        8,715
2/28/2003      10,548       9,941         8,506        8,539
3/31/2003      10,413       9,814         8,346        8,373
4/30/2003      11,502      10,841         9,173        9,180
5/31/2003      12,321      11,612         9,737        9,765
6/30/2003      12,601      11,876         9,978       10,035
7/31/2003      12,860      12,121        10,221       10,303
8/31/2003      13,264      12,501        10,470       10,610
9/30/2003      13,440      12,668        10,795       10,907
10/31/2003     14,395      13,567        11,468       11,614
11/30/2003     14,644      13,802        11,725       11,867
12/31/2003     15,629      14,731        12,642       12,773
1/31/2004      15,982      15,063        12,821       12,978
2/29/2004      16,179      15,249        13,119       13,308
3/31/2004      16,024      15,102        13,198       13,390
4/30/2004      15,567      14,672        12,911       12,974
5/31/2004      15,618      14,720        12,951       13,003
6/30/2004      15,878      14,965        13,256       13,297
7/31/2004      15,162      14,290        12,828       12,909
8/31/2004      15,296      14,417        12,887       13,013
9/30/2004      15,691      14,789        13,226       13,431
10/31/2004     16,148      15,219        13,678       13,898
11/30/2004     17,091      16,108        14,616       14,863
12/31/2004     17,754      16,733        15,258       15,501
1/31/2005      17,370      16,372        14,979       15,234
2/28/2005      18,324      17,270        15,630       15,986
3/31/2005      17,816      16,792        15,243       15,552
4/30/2005      17,401      16,401        14,902       15,168
5/31/2005      17,464      16,460        14,925       15,263
6/30/2005      17,651      16,636        15,129       15,551
7/31/2005      18,325      17,271        15,594       16,124
8/31/2005      18,895      17,809        15,992       16,537
9/30/2005      19,403      18,288        16,708       17,390
10/31/2005     18,864      17,779        16,221       16,757
11/30/2005     19,434      18,316        16,622       17,320
12/31/2005     20,615      19,430        17,397       18,154
1/31/2006      22,118      20,846        18,466       19,420
2/28/2006      21,733      20,483        18,428       19,363
3/31/2006      22,418      21,129        19,044       19,926
4/30/2006      23,350      22,008        19,968       20,953
5/31/2006      22,395      21,108        19,217       19,987
6/30/2006      22,262      20,985        19,224       19,967

Average Annual Total Returns -- June 30, 2006


                                             6 MONTHS 1 YEAR 5 YEARS/7/ 10 YEARS/7/
CLASS A (Inception 12/29/95)
Net Asset Value/1/                             7.95%  26.09%    9.60%      8.33%
With Maximum Sales Charge/2/                   1.76   18.83     8.31       7.69

CLASS B (Inception 12/29/95)
Net Asset Value/1/                             7.56   25.17     8.79       7.54
With CDSC/3/                                   2.56   20.17     8.50       7.54

CLASS C (Inception 12/29/95)
Net Asset Value/1/                             7.56   25.23     8.78       7.54
With CDSC/3/                                   6.56   24.23     8.78       7.54
-----------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                      6 MONTHS 1 YEAR  5 YEARS    10 YEARS
MSCI EAFE Index/4/                            10.50%  27.07%   10.45%      6.75%
MSCI ACWI ex-U.S. Index/5/                     9.99   28.40    11.85       7.16
Morningstar Foreign Large Blend Fund Avg./6/   8.90   26.38     8.08       6.35
-----------------------------------------------------------------------------------

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                   % of Net Assets as of
FUND COMPOSITION                   6/30/06    12/31/05
--------------------------------------------------------
Common Stocks                       99.2        98.3
--------------------------------------------------------
Preferred Stock                      0.0         0.5
--------------------------------------------------------
Short-Term Investments and Other     0.8         1.2
--------------------------------------------------------

                                   % of Net Assets as of
TEN LARGEST HOLDINGS               6/30/06    12/31/05
--------------------------------------------------------
UniCredito Italiano SpA              2.0         1.7
--------------------------------------------------------
Novartis AG                          1.9         1.5
--------------------------------------------------------
British Sky Broadcasting PLC         1.7         1.4
--------------------------------------------------------
DBS Group Holdings, Ltd.             1.5         1.2
--------------------------------------------------------
Telefonica SA                        1.4         0.9
--------------------------------------------------------
HBOS PLC                             1.3         1.7
--------------------------------------------------------
Schneider Electric SA                1.2         1.3
--------------------------------------------------------
Banco Santander Central Hispano SA   1.2         1.2
--------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA   1.2         1.1
--------------------------------------------------------
ORIX Corp.                           1.2         1.2
--------------------------------------------------------

                                   % of Net Assets as of
FIVE LARGEST COUNTRIES             6/30/06    12/31/05
--------------------------------------------------------
Japan                               18.7        18.9
--------------------------------------------------------
United Kingdom                      18.4        19.8
--------------------------------------------------------
France                              11.1        10.2
--------------------------------------------------------
Switzerland                          9.4         8.3
--------------------------------------------------------
Germany                              4.2         5.2
--------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Morgan Stanley Capital International Europe Australasia and Far East Index
   (MSCI EAFE Index) is an unmanaged index designed to measure developed market equity performance, excluding the United States and Canada.
/5/Morgan Stanley Capital International All Countries World Index ex-U.S. (MSCI
   ACWI ex-U.S. Index) is an unmanaged index designed to measure equity market performance in developed and emerging markets, excluding the United States.
/6/Morningstar Foreign Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                     HARRIS ASSOCIATES FOCUSED VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks long-term capital appreciation

--------------------------------------------------------------------------------
Strategy:
Focuses on 25 to 30 stocks of mid- to large-cap U.S. companies

--------------------------------------------------------------------------------
Inception Date:
March 15, 2001

--------------------------------------------------------------------------------
Managers:
Floyd J. Bellman
Robert M. Levy

--------------------------------------------------------------------------------
Symbols:

                                 Class A NRSAX
                                 Class B NRSBX
                                 Class C NRSCX

--------------------------------------------------------------------------------
What You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Investors' appetite for riskier stocks with high valuations drove the kinds of companies we emphasize from the spotlight over the past six months. However, as the period ended, a shift toward stocks of more established companies appeared to be underway.

Harris Associates Focused Value Fund's total return for the six months ended June 30, 2006 was -0.07%, based on the net asset value of Class A shares. Performance trailed the fund's benchmark, the Standard & Poor's 500 Index, which returned 2.71% for the period, and the 4.70% return on Morningstar's Large Value category.

MEDIA, CONSUMER, DEFENSE AND FINANCIAL ISSUES LED RESULTS
Cablevision was the fund's leading performer in the first half of 2006. After weighing privatization and the possible sale of the company, management retained the status quo and declared a sizeable cash dividend, helping to boost shares. Cosmetics maker Estee Lauder benefited from increased sales beyond traditional department stores as well as in overseas markets. Strong defense spending fueled earnings growth at Raytheon, whose business aircraft division is also growing. More reliance on fee income and less on mortgages improved earnings at Washington Mutual, which rose despite near-term concerns over the housing market.

Consumer staples and financial services also added to results. However, the fund's limited exposure to strong-performing energy and utility stocks and the absence of telecommunications holdings account for most of the fund's under-performance during the period. Our buildup in technology also hurt, as this sector underperformed.

STOCK-SPECIFIC ISSUES BROUGHT DECLINES
A rival company cost chipmaker Intel some market share and drove down the price of its stock excessively, in our opinion. Intel dominates in an expanding industry, with strong fundamentals and competitive new products on the way. Price cuts tied to inventory reduction, plus European tariffs, cut earnings expectations at Timberland, makers of shoes and apparel. Timberland is reviewing its store operations and arrangements with other retailers. We believe shareholders will be rewarded by management's skillful use of capital and long-term business focus. Profit-taking drove down the stock price of Omnicare, which provides prescription services for nursing homes. Omnicare navigated the cumbersome transition to Medicare Part D prescription coverage successfully, but incurred significant costs. EW Scripps, a diversified media company, suffered when an unrelated newspaper chain was purchased for a lower-than-expected price, depressing the price of most media stocks across the board. Newspapers are a small portion of Scripps's operations and all other segments are thriving.

PORTFOLIO CHANGES WERE DIVERSE
We sold the fund's positions in AutoNation, Burlington Resources and Liberty Media at a profit, and eliminated H&R Block and R.R. Donnelly in favor of other opportunities that seemed stronger. We added Bausch & Lomb after problems with its contact lens solution drove shares down; the fallout from this incident appears to be well contained and the stock price seems attractively low. We also found the valuation of homebuilder D.R. Horton attractive despite a housing slowdown, and added natural gas company EnCana, based on its potential profitability in a range of pricing scenarios. New management, attractive value and turnaround potential led us to International Flavors & Fragrances, whose products are used in the cosmetics and food industries.

POSITIONED FOR A RISK-AVERSE MARKET
The Federal Reserve Board continues to walk a fine line, attempting to restrain inflation by raising interest rates appropriately without stifling economic growth. Any economic slowdown would add to uncertainty regarding smaller companies and increase the attractiveness of large-cap issues. As investors discover the risks inherent in smaller, unproven companies, we think they will turn toward larger companies with dominant market share, solid financials and stable outlooks - where this fund focuses. If valuations among small, mid, and large companies remain roughly equal, we may be able to buy companies with well-grounded fundamentals and established profit histories without the premium that they traditionally command.

                     HARRIS ASSOCIATES FOCUSED VALUE FUND

Investment Results through June 30, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/7/


                    [CHART]

         March 15, 2001 (inception) through June 30, 2006


                            Class A       S&P 500
                           @ M.S.C.      Index
             Cumulative   Cumulative   Cumulative
Month End      Value        Value        Value
----------   ----------   ----------   ----------
 3/15/2001     10,000        9,425       10,000
 3/31/2001     10,090        9,510      $10,000
 4/30/2001     10,420        9,821       10,777
 5/31/2001     10,690       10,075       10,849
 6/30/2001     10,990       10,358       10,585
 7/31/2001     11,310       10,660       10,481
 8/31/2001     10,870       10,245        9,825
 9/30/2001     10,240        9,651        9,032
10/31/2001     10,000        9,425        9,204
11/30/2001     10,680       10,066        9,910
12/31/2001     10,960       10,330        9,997
 1/31/2002     10,890       10,264        9,851
 2/28/2002     10,600        9,990        9,661
 3/31/2002     10,910       10,282       10,024
 4/30/2002     10,859       10,235        9,416
 5/31/2002     10,929       10,300        9,347
 6/30/2002     10,079        9,499        8,681
 7/31/2002      9,619        9,066        8,005
 8/31/2002      9,959        9,386        8,057
 9/30/2002      8,568        8,076        7,181
10/31/2002      8,968        8,453        7,813
11/30/2002      9,468        8,924        8,273
12/31/2002      9,238        8,707        7,787
 1/31/2003      9,008        8,490        7,583
 2/28/2003      8,888        8,377        7,469
 3/31/2003      8,988        8,471        7,542
 4/30/2003      9,507        8,960        8,163
 5/31/2003     10,117        9,535        8,593
 6/30/2003     10,336        9,742        8,703
 7/31/2003     10,256        9,667        8,856
 8/31/2003     10,676       10,062        9,029
 9/30/2003     10,556        9,949        8,933
10/31/2003     11,196       10,552        9,439
11/30/2003     11,687       11,015        9,522
12/31/2003     11,787       11,109       10,021
 1/31/2004     12,097       11,401       10,205
 2/29/2004     12,177       11,477       10,347
 3/31/2004     11,937       11,251       10,191
 4/30/2004     11,777       11,100       10,031
 5/31/2004     12,037       11,345       10,168
 6/30/2004     11,907       11,223       10,366
 7/31/2004     11,677       11,006       10,023
 8/31/2004     11,627       10,959       10,064
 9/30/2004     11,938       11,251       10,173
10/31/2004     12,148       11,449       10,328
11/30/2004     12,648       11,921       10,746
12/31/2004     13,058       12,307       11,111
 1/31/2005     12,608       11,883       10,841
 2/28/2005     12,987       12,240       11,069
 3/31/2005     12,817       12,080       10,873
 4/30/2005     12,597       11,872       10,667
 5/31/2005     13,046       12,296       11,006
 6/30/2005     13,415       12,644       11,022
 7/31/2005     13,876       13,078       11,431
 8/31/2005     13,856       13,059       11,327
 9/30/2005     13,607       12,824       11,419
10/31/2005     13,156       12,400       11,229
11/30/2005     13,626       12,843       11,653
12/31/2005     13,806       13,012       11,657
 1/31/2006     13,966       13,163       11,966
 2/28/2006     14,023       13,217       11,998
 3/31/2006     14,103       13,292       12,148
 4/30/2006     14,366       13,540       12,311
 5/31/2006     13,874       13,076       11,957
 6/30/2006     13,800       13,006       11,973

Average Annual Total Returns -- June 30, 2006


                                                                   SINCE
                                     6 MONTHS 1 YEAR 5 YEARS/7/ INCEPTION/7/
CLASS A (Inception 3/15/01)
Net Asset Value/1/                    -0.07%   2.83%   4.66%       6.27%
With Maximum Sales Charge/2/          -5.84   -3.09    3.43        5.09

CLASS B (Inception 3/15/01)
Net Asset Value/1/                    -0.42    2.02    3.87        5.48
With CDSC/3/                          -5.23   -2.26    3.52        5.33

CLASS C (Inception 3/15/01)
Net Asset Value/1/                    -0.42    2.02    3.87        5.48
With CDSC/3/                          -1.39    1.16    3.87        5.48
----------------------------------------------------------------------------

                                                                   SINCE
COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR  5 YEARS   INCEPTION/6/
S&P 500 Index/4/                       2.71%   8.63%   2.49%       3.49%
Morningstar Large Value Fund Avg./5/   4.70   10.28    4.94        5.66

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 6/30/06    12/31/05
------------------------------------------------------
Common Stocks                     94.7        93.9
------------------------------------------------------
Short-Term Investments and Other   5.3         6.1
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             6/30/06    12/31/05
------------------------------------------------------
Washington Mutual, Inc.            6.7         5.5
------------------------------------------------------
Intel Corp.                        4.5         2.5
------------------------------------------------------
Liz Claiborne, Inc.                4.2         3.6
------------------------------------------------------
McDonald's, Inc.                   4.1         3.8
------------------------------------------------------
TJX Cos., Inc.                     4.0         3.9
------------------------------------------------------
Yum! Brands, Inc.                  4.0         4.4
------------------------------------------------------
Lauder Estee Co., Inc. (The)       3.9         3.0
------------------------------------------------------
National Semiconductor Corp.       3.8         2.3
------------------------------------------------------
Raytheon Co.                       3.8         5.0
------------------------------------------------------
Morgan Stanley                     3.7         1.6
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          6/30/06    12/31/05
------------------------------------------------------
Media                             12.9        17.8
------------------------------------------------------
Semiconductors                    10.5         4.8
------------------------------------------------------
Savings & Loans                   10.0         8.3
------------------------------------------------------
Restaurants                        8.0         8.2
------------------------------------------------------
Insurance                          4.8         3.7
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P 500 Index is an unmanaged index of U.S. common stocks.
/5/Morningstar Large Value Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception comparative performance figures shown are calculated from 4/1/01.
/7/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                    HARRIS ASSOCIATES LARGE CAP VALUE FUND

PORTFOLIO PROFILE



Objective:
Seeks opportunities for long-term capital growth and income

--------------------------------------------------------------------------------
Strategy:
Invests primarily in common stock of large- and mid-cap companies in any industry

--------------------------------------------------------------------------------
Inception Date:
May 6, 1931

--------------------------------------------------------------------------------
Managers:
Edward S. Loeb
Michael J. Mangan
Diane Mustain

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFOX
                                 Class B NEGBX
                                 Class C NECOX
                                 Class Y NEOYX

--------------------------------------------------------------------------------
What You Should Know:
Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

After a strong first quarter for the equity markets, uncertainty about the direction of interest rates under a new Federal Reserve Board chairman, coupled with record energy costs, combined to increase volatility late in the period. Harris Associates Large Cap Value Fund's sub-par performance reflects issues at individual companies and investors' failure to respond positively to strong earnings at many portfolio holdings.

For the six months ended June 30, 2006, Class A shares of the fund provided a total return of 0.93% at net asset value, significantly behind the Russell 1000 Value Index, which returned 6.56%. The average return on the funds in Morningstar's Large Blend category was 2.39%.

DISNEY, UNION PACIFIC WERE AMONG TOP PERFORMERS
Walt Disney Company's acquisition of Pixar Studios, although costly, has greatly strengthened Disney's animation franchise. More importantly, financial results improved at the company's ABC and ESPN networks, as well as at its resort properties. The turnaround continued at Union Pacific, thanks to strong demand for coal hauling and better operations overall. In finance, Morgan Stanley rebounded on strong earnings, as its new CEO revitalized the weakened retail brokerage and investment banking divisions. Strong financial results also boosted shares of Diageo, a major global distributor of alcoholic beverages.

CONSUMER, HOMEBUILDING AND TECHNOLOGY STOCKS HURT RESULTS
The unfolding housing slowdown pressured shares of Home Depot despite good current earnings and a large stock-repurchase program. Fortune Brands, a conglomerate active in home and hardware products, also declined. Both holdings have rewarded shareholders over the years, but lost ground to date in 2006. Despite the housing slump, we purchased shares of premiere homebuilders Pulte Homes and Lennar Corp., whose lowered valuations seem to reflect likely industry challenges; shares of both are trading near book value. Carnival Corp., another long-time success story, was hurt by higher fuel costs and lower bookings for Caribbean cruises. Among media holdings, Time Warner continued to disappoint, although earnings are in line with our expectations. The company also accelerated its share purchase program following a failed restructuring attempt by an outside investor. Strong advertising revenues, cost cutting, and retention initiatives have improved the health of Time Warner's troubled AOL division despite a shrinking subscriber list.

Computer maker Dell and chipmaker Intel declined as investors focused on short-term pressures while each company goes through periods of transition. Intel is rolling out newer, faster chips that will find their way into Dell computers. Dell could also benefit from an upgrade cycle triggered by new products from Microsoft (not in the portfolio). Both companies maintain strong competitive positions. Our relatively small position in energy also detracted from the fund's results, but less so than in earlier periods. We have recently avoided commodity-oriented businesses with unpredictable earnings, instead emphasizing businesses that we believe have more attractive valuations and stronger long-term prospects.

FUND COULD BENEFIT FROM SHIFT IN MARKET'S TONE
We are always disappointed when strong profit performance for portfolio companies is not rewarded with good stock performance. However, we are encouraged by recent market trends. In our view, 12 straight quarters of economic growth have led to investor complacency regarding riskier holdings. As a result, valuations have not varied widely between quality issues and more risky companies. The volatility in stock prices that began in May could signal lackluster markets ahead, an environment more favorable to value investors and unfriendly to speculative holdings. In addition, increasing corporate profitability has led to numerous dividend increases and expanded buyback programs, leaving investors flush with cash that could find its way into attractively valued companies like those we favor. More broadly, we believe economic expansion is likely to slow from its current pace, while productivity increases plus a globally competitive world may help keep inflation in check.

                    HARRIS ASSOCIATES LARGE CAP VALUE FUND

Investment Results through June 30, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.
Growth of a $10,000 Investment in Class A Shares/7/


                                           [CHART]

                    June 30, 1996 through June 30, 2006



                          .                     Russell 1000
             Cumulative    Class A @ M.S.C      Value Index
Month  End     Value      Cumulative Value    Cumulative Value
----------   ----------   ----------------    ----------------
 6/30/1996     10,000          9,425               10,000
 7/31/1996      9,503          8,957                9,622
 8/31/1996      9,731          9,172                9,897
 9/30/1996     10,229          9,641               10,291
10/31/1996     10,544          9,938               10,689
11/30/1996     11,482         10,822               11,464
12/31/1996     11,283         10,634               11,317
 1/31/1997     11,844         11,163               11,866
 2/28/1997     11,991         11,301               12,040
 3/31/1997     11,469         10,810               11,607
 4/30/1997     12,072         11,378               12,095
 5/31/1997     12,846         12,108               12,771
 6/30/1997     13,476         12,701               13,319
 7/31/1997     14,325         13,501               14,321
 8/31/1997     13,916         13,116               13,810
 9/30/1997     14,775         13,926               14,645
10/31/1997     14,128         13,316               14,236
11/30/1997     14,737         13,890               14,865
12/31/1997     15,055         14,190               15,299
 1/31/1998     15,144         14,273               15,083
 2/28/1998     16,360         15,419               16,098
 3/31/1998     17,283         16,289               17,083
 4/30/1998     17,371         16,372               17,197
 5/31/1998     17,135         16,149               16,942
 6/30/1998     17,851         16,824               17,159
 7/31/1998     17,576         16,565               16,856
 8/31/1998     14,919         14,061               14,348
 9/30/1998     15,661         14,761               15,171
10/31/1998     16,792         15,827               16,347
11/30/1998     17,555         16,545               17,108
12/31/1998     18,657         17,584               17,690
 1/31/1999     19,198         18,094               17,832
 2/28/1999     18,737         17,660               17,580
 3/31/1999     18,996         17,904               17,944
 4/30/1999     20,122         18,965               19,620
 5/31/1999     20,032         18,880               19,404
 6/30/1999     20,657         19,469               19,967
 7/31/1999     20,047         18,895               19,383
 8/31/1999     19,777         18,640               18,664
 9/30/1999     18,976         17,885               18,011
10/31/1999     19,737         18,602               19,048
11/30/1999     19,794         18,656               18,899
12/31/1999     20,423         19,249               18,990
 1/31/2000     19,357         18,244               18,371
 2/29/2000     18,705         17,629               17,006
 3/31/2000     20,224         19,061               19,081
 4/30/2000     19,890         18,746               18,859
 5/31/2000     19,278         18,169               19,058
 6/30/2000     19,530         18,407               18,187
 7/31/2000     19,411         18,295               18,414
 8/31/2000     20,713         19,522               19,439
 9/30/2000     19,767         18,630               19,617
10/31/2000     19,822         18,682               20,099
11/30/2000     18,641         17,569               19,353
12/31/2000     18,930         17,841               20,322
 1/31/2001     18,943         17,854               20,401
 2/28/2001     17,818         16,793               19,833
 3/31/2001     16,816         15,849               19,132
 4/30/2001     18,189         17,143               20,071
 5/31/2001     18,216         17,168               20,522
 6/30/2001     17,584         16,573               20,066
 7/31/2001     16,981         16,004               20,024
 8/31/2001     15,938         15,022               19,222
 9/30/2001     14,607         13,767               17,869
10/31/2001     15,129         14,259               17,715
11/30/2001     16,200         15,268               18,745
12/31/2001     16,172         15,242               19,186
 1/31/2002     16,090         15,165               19,039
 2/28/2002     15,663         14,763               19,069
 3/31/2002     16,089         15,164               19,971
 4/30/2002     15,636         14,737               19,286
 5/31/2002     15,567         14,672               19,383
 6/30/2002     14,633         13,792               18,270
 7/31/2002     13,699         12,912               16,572
 8/31/2002     14,042         13,234               16,697
 9/30/2002     12,148         11,449               14,840
10/31/2002     12,601         11,876               15,940
11/30/2002     13,451         12,678               16,944
12/31/2002     12,929         12,186               16,208
 1/31/2003     12,614         11,889               15,816
 2/28/2003     12,215         11,513               15,394
 3/31/2003     12,367         11,656               15,420
 4/30/2003     13,533         12,755               16,777
 5/31/2003     14,549         13,713               17,860
 6/30/2003     14,865         14,010               18,083
 7/31/2003     14,728         13,881               18,352
 8/31/2003     15,223         14,348               18,638
 9/30/2003     14,894         14,038               18,457
10/31/2003     15,594         14,698               19,586
11/30/2003     16,143         15,215               19,852
12/31/2003     16,816         15,849               21,075
 1/31/2004     16,941         15,967               21,446
 2/29/2004     17,339         16,342               21,906
 3/31/2004     17,079         16,097               21,714
 4/30/2004     17,079         16,097               21,183
 5/31/2004     17,092         16,110               21,399
 6/30/2004     17,340         16,343               21,905
 7/31/2004     16,709         15,748               21,596
 8/31/2004     16,791         15,826               21,904
 9/30/2004     16,791         15,826               22,243
10/31/2004     17,149         16,163               22,613
11/30/2004     17,615         16,602               23,756
12/31/2004     18,357         17,301               24,552
 1/31/2005     17,999         16,964               24,116
 2/28/2005     17,930         16,899               24,915
 3/31/2005     17,712         16,693               24,573
 4/30/2005     17,354         16,356               24,133
 5/31/2005     17,779         16,757               24,714
 6/30/2005     17,647         16,633               24,985
 7/31/2005     18,210         17,163               25,707
 8/31/2005     17,923         16,892               25,596
 9/30/2005     17,867         16,840               25,955
10/31/2005     17,633         16,619               25,296
11/30/2005     18,361         17,305               26,127
12/31/2005     18,321         17,267               26,283
 1/31/2006     18,348         17,293               27,304
 2/28/2006     18,554         17,487               27,471
 3/31/2006     18,828         17,746               27,843
 4/30/2006     18,938         17,849               28,551
 5/31/2006     18,553         17,486               27,829
 6/30/2006     18,486         17,420               28,007
Average Annual Total Returns -- June 30, 2006

                                                                                      SINCE
                                     6 MONTHS/7/ 1 YEAR/7/ 5 YEARS/7/ 10 YEARS/7/ INCEPTION/7/
CLASS A (Inception 5/6/31)
Net Asset Value/1/                      0.93%      4.78%      1.01%      6.34%          --
With Maximum Sales Charge/2/           -4.85      -1.22      -0.18       5.71           --

CLASS B (Inception 9/13/93)
Net Asset Value/1/                      0.51       3.92       0.24       5.55           --
With CDSC/3/                           -4.49      -1.08      -0.16       5.55           --

CLASS C (Inception 5/1/95)
Net Asset Value/1/                      0.51       3.84       0.24       5.54           --
With CDSC/3/                           -0.49       2.84       0.24       5.54           --

CLASS Y (Inception 11/18/98)
Net Asset Value/1/                      1.05       4.95       1.43         --         1.31%
-----------------------------------------------------------------------------------------------
                                                                                  SINCE CLASS Y
COMPARATIVE PERFORMANCE               6 MONTHS    1 YEAR    5 YEARS    10 YEARS   INCEPTION/6/
Russell 1000 Value Index/4/             6.56%     12.10%      6.90%     10.85%        6.72%
Morningstar Large Blend Fund Avg./5/    2.39       8.84       2.31       7.39         3.35

All returns represents past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 6/30/06    12/31/05
------------------------------------------------------
Common Stocks                     97.9        99.0
------------------------------------------------------
Short-Term Investments and Other   2.1         1.0
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             6/30/06    12/31/05
------------------------------------------------------
Time Warner, Inc.                  4.7         4.3
------------------------------------------------------
Morgan Stanley                     4.7         4.2
------------------------------------------------------
McDonald's Corp.                   4.6         4.6
------------------------------------------------------
Intel Corp.                        4.3         4.0
------------------------------------------------------
Tyco International, Ltd.           4.1         4.3
------------------------------------------------------
Dell, Inc.                         4.1         2.3
------------------------------------------------------
Hewlett-Packard Co.                4.1         4.7
------------------------------------------------------
JPMorgan Chase & Co.               3.8         4.4
------------------------------------------------------
Washington Mutual, Inc.            3.8         3.7
------------------------------------------------------
Wal-Mart Stores, Inc.              3.6         3.5
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          6/30/06    12/31/05
------------------------------------------------------
Diversified Financial Services    14.4        15.0
------------------------------------------------------
Media                             14.0        14.9
------------------------------------------------------
Computers                         10.1         8.6
------------------------------------------------------
Retail                             8.4        11.9
------------------------------------------------------
Semiconductors                     6.8         6.7
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
/5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception comparative performance figures shown for Class Y are calculated from 12/1/98.
/7/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                        IXIS U.S. DIVERSIFIED PORTFOLIO

PORTFOLIO PROFILE


Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Features growth and value investments through a diversified portfolio of complementary equity investment disciplines provided by specialized money managers

--------------------------------------------------------------------------------
Inception Date:
July 7, 1994

--------------------------------------------------------------------------------
Subadvisors:
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.
Mercury Advisors

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFSX
                                 Class B NESBX
                                 Class C NECCX

--------------------------------------------------------------------------------
What You Should Know:
Growth stocks can be more sensitive to market movements because their values are based on future expectations. Value stocks may fall out of favor with investors and underperform the overall market. Small-cap stocks carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility.

Management Discussion
--------------------------------------------------------------------------------

After a strong start early in the year, U.S. equities lost value in May and June, as concerns surfaced about rising interest rates and geopolitical issues. For the six months ended June 30, 2006, value stocks outperformed growth, and small-cap stocks outperformed large-caps. For this period, IXIS U.S. Diversified Portfolio returned 4.71% based on the net asset value of Class A shares. This was better than the 2.71% return of the Standard & Poor's 500 Index and above the 4.24% return of the Standard & Poor's Midcap 400 Index. Although the portfolio fell short of the 5.51% return of the Dow Jones Wilshire 4500 Index, it outpaced the 2.88% average return of the funds in Morningstar's Mid-Cap Growth category.

Each of the fund's four segments is managed using a different investment discipline, providing investors with exposure to a wide spectrum of large-, medium- and small-cap stocks, using both growth and value investment styles. The segment managed by Harris Associates invests primarily in common stocks of large- and mid-cap companies that the manager believes are trading at a substantial discount to their "true business value." Loomis Sayles manages two segments. One invests in mid-cap growth stocks, and the other focuses on small-cap value stocks. The Mercury Advisors segment seeks long-term growth of capital in companies of any size, with an emphasis on those with capitalizations greater than $2 billion.

HARRIS ASSOCIATES SEES APPRECIATION POTENTIAL FROM LOW P/E RATIOS ON LARGER COMPANIES
Noting that price/earnings ratios on the S&P 500 Index, which gives greatest weight to larger companies, have declined significantly over the past five years, Harris Associates believes this tier of the market offers attractive opportunities. This segment's best performers during the period included Walt Disney, Morgan Stanley and Hewlett-Packard (HP). Two quarters of relatively strong earnings and improved business fundamentals boosted the price of Disney stock, with a substantial portion of earnings coming from its Media Network
(ABC) and Disney's Parks & Resorts division. While expensive, Disney's recent Pixar acquisition was viewed as positive because it has the potential to solidify the company's animation franchise. Morgan Stanley was buoyed by a sharp rise in earnings during the period and attractive business prospects. HP reported strong first-quarter sales in personal computers and printers. The company's emphasis on raising operating profits and building a more effective sales organization - two areas that had not been a primary focus in the past - also contributed to the rise in HP's stock price. On the negative side, Harris Associates' small weighting in energy and other commodity-related stocks, and its exposure to certain consumer stocks, detracted from the segment's performance. Poor performers included Intel, Carnival Corp. and Dell. Weaker-than-expected product demand and a slight loss in market share reduced Intel's revenues and pushed its share price lower. Carnival shares weakened as a result of higher fuel costs and reduced sales of Caribbean cruises. In both cases, Harris Associates believes these companies' shares are undervalued and expects them to appreciate over time. Dell's earnings and stock price also declined, but Harris Associates believes the company's low-cost business model will continue to drive healthy long-term profitability. They also believe the personal computer industry is large and growing, and that Dell is poised to remain a dominant player.

TECHNOLOGY AND FINANCIAL STOCKS POWERED LOOMIS SAYLES MID-CAP SEGMENT Individual stock selections, particularly in the technology and financial sectors, drove this segment's performance. The strong showing in technology was broad-based, but company-specific factors rather than one over-riding theme was responsible for results. Among financial companies, exposure to the capital markets was positive, as investors anticipated increases in electronic trading of publicly held stocks. The real estate services companies Loomis selected benefited from a global upturn in commercial leasing, as well as from increased money flows into real estate as an asset class. Top individual selections included Akamai Technologies,

                        IXIS U.S. DIVERSIFIED PORTFOLIO

Management Discussion
--------------------------------------------------------------------------------

which expedites the internet distribution of audio and video content; NII Holdings (previously Nextel International), which provides wireless telecommunications service to small businesses in Mexico, Brazil, Argentina and Peru; and Chicago Mercantile Exchange Holdings, because of its near-monopoly pricing power on its key interest-rate and equity products. Although two of this segment's biotech holdings did well, most of its healthcare stocks were weak. Notably, Omnicare, the largest provider of pharmacy services to nursing homes, proved disappointing and the stock was sold. Confusion and extra costs associated with the implementation of the new Medicare drug benefit and inquiries from the Centers for Medicare and Medicaid Services into the industry's drug rebate practices contributed to the decline in Omnicare shares. Despite a strong start to the quarter, Trinity Industries, the largest supplier of rail cars, lost value late in the quarter as investors became concerned that capital goods companies were approaching peak earnings. The position was sold. National Oilwell Varco (a leading manufacturer of drilling rigs and components) detracted from the segment's performance because demand for its equipment is largely tied to drilling for gas in North America, and gas prices were weakening. The stock was sold.

STRONG STOCK SELECTION IN VARIOUS CATEGORIES BENEFITED LOOMIS SAYLES SMALL CAP SEGMENT
The top-performing market sectors for the period - materials and processing, and energy - were both areas this segment emphasized. Consumer discretionary selections were also strong performers, including music publisher Warner Music Group, and Aramark, an outsourcer of food and maintenance services. The top-performing stocks for this segment included Chaparral Steel Company, FMC Technologies, and Live Nation. Chaparral benefited from robust first-quarter earnings, a strong forecast for the commercial construction market and stable scrap metal prices. An energy company specializing in offshore exploration and production of crude oil and natural gas, FMC was helped by increased demand for deepwater and undersea drilling equipment. Live Nation, a spin-off from Clear Channel Communications, promotes and produces live entertainment events in North America and Europe. The stock did well after the company announced several initiatives to create shareholder value and increase sales. Technology and the producer durable sectors were the segment's weakest contributors. Actuant Corp., a diversified industrial products manufacturer, declined after near-term weakness in its trucking operations caused the company to issue a conservative earnings forecast. However, Loomis believes the decline was an overreaction to what may prove to be a temporary situation. The segment's weakest stocks included Adtran, Inc., a manufacturer of communications equipment, which gave back some of the double-digit gains it made in 2005 because of delays in customer orders; and Avnet Inc., an electronic components distributor that fell from favor on concerns that the electronics spending cycle was nearing an end. Although both Adtran and Avnet were weak, along with the technology sector as a whole, Loomis believes the stocks are attractively valued and both companies' long-term prospects appear solid. Shares of CBRL Group, the operator of Cracker Barrel Old Country Store and Logan's Roadhouse restaurants, declined because of a weak consumer environment and were sold.

MERCURY LOOKS FOR STRONG GLOBAL DEMAND FOR U.S. GOODS
This segment held relatively large positions in energy, industrials and materials, each of which yielded positive results. Information technology, consumer staples, finance and healthcare were underweighted relative to the segment's benchmark. Although the segment's relatively minor position in information technology was a positive, as the sector was weak during the period, its underweight in consumer staples detracted from performance, as this sector was strong. Mercury's energy selections were among the segment's best-performing individual stocks. These included Schlumberger Ltd., one of the world's largest oil field services companies; Baker Hughes, which provides drilling services and equipment used to produce oil and natural gas; and Halliburton, one of the largest engineering and construction companies in the world. Healthcare, consumer staples, financials and technology were the segment's weakest sectors. Individual stocks that detracted from results included two healthcare companies: Alcon, an eye-care products company, and UnitedHealth Group Inc., which provides healthcare plans and other services. Internet giant Google was another disappointment during the period. Alcon and Google remain in the segment, but UnitedHealth was sold. Mercury's strategies reflect their confidence that real global economic growth should continue, along with strong demand for U.S.-manufactured industrial and commercial goods, especially from Asia. They cite China and India, in particular, as countries that are generating real economic growth and contributing to Mercury's positive outlook for global businesses.

                        IXIS U.S. DIVERSIFIED PORTFOLIO

Investment Results through June 30, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                 June 30, 1996 through June 30, 2006


                            Class A     S&P 500     S&P 400       Wilshire
                           @ M.S.C.      Index      Index        4500 Index
             Cumulative   Cumulative   Cumulative   Cumulative     Monthly
Month End      Value        Value        Value        Value      Performance
----------   ----------   ----------   ----------   ----------   -----------
 6/30/1996     10,000       9,425        10,000      $10,000       10,000
 7/31/1996      9,233       8,702         9,558        9,323        9,249
 8/31/1996      9,683       9,126         9,760        9,861        9,748
 9/30/1996     10,221       9,633        10,309       10,291       10,213
10/31/1996     10,135       9,552        10,593       10,321       10,062
11/30/1996     10,636      10,024        11,394       10,902       10,487
12/31/1996     10,562       9,955        11,168       10,914       10,581
 1/31/1997     11,034      10,399        11,866       11,324       10,923
 2/28/1997     10,667      10,054        11,959       11,231       10,693
 3/31/1997     10,220       9,633        11,468       10,752       10,134
 4/30/1997     10,418       9,818        12,152       11,031       10,160
 5/31/1997     11,202      10,558        12,892       11,996       11,171
 6/30/1997     11,661      10,991        13,470       12,333       11,700
 7/31/1997     12,596      11,872        14,542       13,554       12,505
 8/31/1997     12,236      11,533        13,727       13,537       12,619
 9/30/1997     12,828      12,091        14,479       14,315       13,493
10/31/1997     12,414      11,700        13,995       13,692       12,979
11/30/1997     12,510      11,790        14,643       13,895       12,983
12/31/1997     12,694      11,964        14,895       14,435       13,301
 1/31/1998     12,749      12,016        15,059       14,160       13,111
 2/28/1998     13,685      12,898        16,146       15,333       14,114
 3/31/1998     14,257      13,437        16,972       16,025       14,844
 4/30/1998     14,418      13,589        17,143       16,317       15,032
 5/31/1998     14,020      13,214        16,848       15,583       14,330
 6/30/1998     14,468      13,636        17,533       15,681       14,554
 7/31/1998     14,035      13,228        17,346       15,073       13,729
 8/31/1998     11,708      11,035        14,838       12,267       11,068
 9/30/1998     12,559      11,837        15,789       13,412       11,867
10/31/1998     13,330      12,564        17,073       14,611       12,541
11/30/1998     13,996      13,191        18,108       15,340       13,321
12/31/1998     15,138      14,267        19,151       17,194       14,448
 1/31/1999     15,849      14,938        19,952       16,524       14,681
 2/28/1999     15,380      14,496        19,332       15,659       13,882
 3/31/1999     16,303      15,365        20,105       16,097       14,424
 4/30/1999     16,953      15,978        20,884       17,366       15,573
 5/31/1999     16,484      15,536        20,391       17,441       15,438
 6/30/1999     17,520      16,513        21,523       18,375       16,086
 7/31/1999     16,939      15,965        20,851       17,985       15,599
 8/31/1999     16,871      15,901        20,747       17,368       15,210
 9/30/1999     16,932      15,958        20,179       16,832       15,092
10/31/1999     17,540      16,531        21,456       17,690       15,863
11/30/1999     19,032      17,938        21,892       18,618       17,202
12/31/1999     22,171      20,896        23,181       19,725       19,572
 1/31/2000     21,898      20,639        22,016       19,169       19,337
 2/29/2000     24,585      23,171        21,600       20,511       22,344
 3/31/2000     24,332      22,932        23,713       22,228       21,517
 4/30/2000     22,458      21,167        22,999       21,451       18,929
 5/31/2000     20,612      19,427        22,527       21,184       17,532
 6/30/2000     21,010      19,802        23,083       21,495       19,637
 7/31/2000     20,468      19,291        22,722       21,834       19,080
 8/31/2000     22,072      20,803        24,133       24,272       21,209
 9/30/2000     21,423      20,192        22,859       24,106       20,346
10/31/2000     20,408      19,235        22,762       23,289       18,684
11/30/2000     17,941      16,909        20,968       21,531       15,504
12/31/2000     18,405      17,347        21,071       23,178       16,485
 1/31/2001     18,930      17,841        21,818       23,694       17,382
 2/28/2001     17,031      16,052        19,829       22,342       15,270
 3/31/2001     15,878      14,965        18,573       20,681       13,870
 4/30/2001     17,272      16,279        20,016       22,962       15,337
 5/31/2001     17,440      16,437        20,150       23,497       15,701
 6/30/2001     17,342      16,345        19,659       23,402       15,828
 7/31/2001     17,039      16,059        19,466       23,054       15,092
 8/31/2001     16,315      15,376        18,247       22,300       14,358
 9/30/2001     14,584      13,745        16,774       19,526       12,512
10/31/2001     14,951      14,091        17,094       20,390       13,167
11/30/2001     16,179      15,248        18,405       21,906       14,191
12/31/2001     16,682      15,723        18,566       23,038       14,951
 1/31/2002     16,535      15,584        18,295       22,918       14,660
 2/28/2002     16,221      15,288        17,942       22,946       14,245
 3/31/2002     17,019      16,040        18,617       24,587       15,211
 4/30/2002     16,568      15,615        17,488       24,472       15,061
 5/31/2002     16,347      15,407        17,360       24,059       14,729
 6/30/2002     15,025      14,161        16,123       22,298       13,720
 7/31/2002     13,703      12,915        14,867       20,136       12,385
 8/31/2002     13,808      13,014        14,964       20,240       12,457
 9/30/2002     12,423      11,709        13,338       18,609       11,617
10/31/2002     13,000      12,252        14,511       19,415       11,999
11/30/2002     13,765      12,974        15,366       20,539       12,828
12/31/2002     13,041      12,291        14,463       19,695       12,288
 1/31/2003     12,706      11,976        14,084       19,119       12,023
 2/28/2003     12,570      11,847        13,873       18,664       11,716
 3/31/2003     12,665      11,936        14,007       18,821       11,890
 4/30/2003     13,651      12,866        15,161       20,187       12,880
 5/31/2003     14,659      13,816        15,960       21,861       14,104
 6/30/2003     14,858      14,004        16,164       22,139       14,439
 7/31/2003     15,235      14,359        16,449       22,925       15,114
 8/31/2003     15,980      15,061        16,769       23,965       15,747
 9/30/2003     15,582      14,686        16,591       23,598       15,552
10/31/2003     16,715      15,754        17,530       25,382       16,729
11/30/2003     17,135      16,150        17,684       26,266       17,301
12/31/2003     17,428      16,426        18,612       26,710       17,661
 1/31/2004     17,837      16,812        18,953       27,288       18,293
 2/29/2004     17,994      16,960        19,217       27,944       18,613
 3/31/2004     18,036      16,999        18,927       28,062       18,692
 4/30/2004     17,668      16,652        18,630       27,141       17,940
 5/31/2004     17,940      16,908        18,885       27,704       18,213
 6/30/2004     18,401      17,343        19,252       28,335       18,688
 7/31/2004     17,352      16,354        18,615       27,013       17,647
 8/31/2004     17,142      16,156        18,691       26,942       17,654
 9/30/2004     17,687      16,670        18,893       27,740       18,375
10/31/2004     18,013      16,977        19,182       28,184       18,788
11/30/2004     18,904      17,817        19,958       29,862       20,066
12/31/2004     19,670      18,539        20,637       31,112       20,940
 1/31/2005     19,125      18,025        20,134       30,318       20,254
 2/28/2005     19,513      18,391        20,558       31,335       20,620
 3/31/2005     19,156      18,055        20,193       30,988       20,255
 4/30/2005     18,547      17,481        19,810       29,784       19,571
 5/31/2005     19,324      18,213        20,441       31,578       20,731
 6/30/2005     19,597      18,470        20,470       32,310       21,399
 7/31/2005     20,520      19,340        21,231       34,007       22,576
 8/31/2005     20,394      19,222        21,037       33,628       22,309
 9/30/2005     20,645      19,458        21,208       33,886       22,448
10/31/2005     20,206      19,044        20,854       33,158       21,965
11/30/2005     21,119      19,905        21,643       34,778       22,993
12/31/2005     21,161      19,944        21,650       35,019       23,092
 1/31/2006     22,190      20,914        22,224       37,082       24,544
 2/28/2006     22,116      20,845        22,284       36,771       24,321
 3/31/2006     22,767      21,457        22,561       37,689       25,230
 4/30/2006     22,944      21,625        22,864       38,220       25,349
 5/31/2006     22,052      20,784        22,206       36,496       24,325
 6/30/2006     22,160      20,889        22,236       36,504       24,364

Average Annual Total Returns -- June 30, 2006


                                        6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 7/7/94)
Net Asset Value/1/                        4.71%  13.06%  5.02%    8.28%
With Maximum Sales Charge/2/             -1.31    6.56   3.78     7.64

CLASS B (Inception 7/7/94)
Net Asset Value/1/                        4.33   12.18   4.22     7.47
With CDSC/3/                             -0.67    7.18   3.88     7.47

CLASS C (Inception 7/7/94)
Net Asset Value/1/                        4.33   12.23   4.23     7.47
With CDSC/3/                              3.33   11.23   4.23     7.47

CLASS Y (Inception 11/15/94)
Net Asset Value/1/                        4.86   13.44   5.60     8.78
------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                 6 MONTHS 1 YEAR 5 YEARS 10 YEARS
S&P Midcap 400 Index/4/                   4.24%  12.98%  9.29%   13.82%
S&P 500 Index/5/                          2.71    8.63   2.49     8.32
Dow Jones Wilshire 4500 Index/6/          5.51   13.86   9.01     9.32
Morningstar Mid-Cap Growth Fund Avg./7/   2.88   12.66   3.23     7.69

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                               % of Net Assets as of
FUND COMPOSITION               6/30/06    12/31/05
----------------------------------------------------
Common Stocks                   98.7        98.1
----------------------------------------------------
Short-Term Investments
 and Other                       1.3         1.9
----------------------------------------------------

                               % of Net Assets as of
TEN LARGEST HOLDINGS           6/30/06    12/31/05
----------------------------------------------------
Morgan Stanley                   1.3         1.2
----------------------------------------------------
McDonald's Corp.                 1.3         1.3
----------------------------------------------------
Time Warner, Inc.                1.2         1.2
----------------------------------------------------
Intel Corp.                      1.2         1.1
----------------------------------------------------
Citigroup, Inc.                  1.1         1.1
----------------------------------------------------
Dell, Inc.                       1.1         0.8
----------------------------------------------------
Tyco International, Ltd.         1.1         1.1
----------------------------------------------------
Hewlett-Packard Co.              1.1         1.3
----------------------------------------------------
Exxon Mobil Corp.                1.1         1.1
----------------------------------------------------
JPMorgan Chase & Co.             1.0         1.2
----------------------------------------------------

                               % of Net Assets as of
FIVE LARGEST INDUSTRIES        6/30/06    12/31/05
----------------------------------------------------
Diversified Financial Services   7.3         8.3
----------------------------------------------------
Retail                           5.5         6.4
----------------------------------------------------
Oil & Gas Services               5.0         4.0
----------------------------------------------------
Commercial Services              4.9         3.9
----------------------------------------------------
Computers                        4.2         3.5
----------------------------------------------------

 Portfolio holdings and asset allocations will vary.

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P Midcap 400 Index is an unmanaged index of U.S. mid-sized companies. /5/S&P 500 Index is an unmanaged index of U.S. common stocks.
/6/Dow Jones Wilshire 4500 Index is an unmanaged index of 4,500 mid- and small-sized companies.
/7/Morningstar Mid-Cap Growth Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                                IXIS VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks a reasonable, long-term investment return from a combination of market appreciation and dividend income from equity securities

--------------------------------------------------------------------------------
Strategy:
Features value investments through a diversified portfolio of complementary equity investment disciplines provided by specialized money managers

--------------------------------------------------------------------------------
Inception Date:
June 5, 1970

--------------------------------------------------------------------------------
Subadvisors:
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.
Vaughan Nelson Investment Management, L.P.
Westpeak Global Advisors, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFVX
                                 Class B NEVBX
                                 Class C NECVX

--------------------------------------------------------------------------------
What You Should Know:
Value stocks may fall out of favor with investors and underperform the overall market. Small cap stocks carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility.

Management Discussion
--------------------------------------------------------------------------------

Value stocks outperformed growth stocks during the first half of 2006. For the six months ended June 30, 2006, the total return on IXIS Value Fund was 4.50% based on the net asset value of Class A shares. The fund underperformed its benchmark, the Russell 1000 Value Index, which returned 6.56% but its results were above the 2.39% average return of funds in Morningstar's Large Blend category.

Each of IXIS Value Fund's segments is managed by a different investment manager, providing four distinct approaches to value investing. The segment managed by Harris Associates focuses on large- and mid-cap value stocks that Harris believes are trading at a substantial discount to their true business value. The Loomis Sayles segment favors large-cap companies with attractive valuations and positive earnings prospects. The segment managed by Vaughan Nelson emphasizes established companies that appear to be undervalued because they are misunderstood or out of favor. Westpeak Global Advisors invests across the capitalization spectrum, employing proprietary research to select stocks based on value and growth potential, while seeking to manage risk.

HARRIS ASSOCIATES FAVORED COMPANIES WITH BELOW-AVERAGE RISK PROFILES
This segment's emphasis on technology and exposure to certain consumer stocks hurt performance, but Harris Associates believes the business fundamentals of the companies they selected are solid. The segment also had relatively small positions in energy, telecommunications, utilities and materials - all sectors that performed well. Top-performing stocks for the Harris segment included Cablevision Systems, Pepsi Bottling Group (PBG), and Morgan Stanley. Cablevision, which provides service to three million subscribers in the New York City area, benefited from its ability to maintain customers in its "triple-play" bundle of services (cable, internet and telephone service). The world's leading manufacturer and distributor of PepsiCola beverages, PBG reported strong growth in revenues and operating earnings. Morgan Stanley's earnings rose strongly and its business fundamentals remain attractive. Carnival Corp. was one of the worst performers in the segment. Higher fuel costs and reduced sales of Caribbean cruises cut into earnings. Computer maker Dell also hurt the segment's return. While Dell's earnings and stock price declined, Harris Associates believes the company's low-cost business model will continue to drive long-term profitability, and that Dell is poised to be a dominant player in the computer industry. Another segment holding, high-end jewelry retailer Tiffany, had mixed results, with substantial operating strength in Japan offset by weakness in U.S. sales. The company is focused on reducing capital expenditures and has implemented a share-repurchase program. The stock remains in the segment.

LOOMIS SAYLES SOUGHT STOCKS TRADING AT A DISCOUNT TO THEIR INTRINSIC VALUE Loomis focused on companies that appeared to be well managed and likely to benefit at this stage in the business cycle. Strength was broad-based and individual companies in a variety of sectors performed well. Additions included information technology and the consumer discretionary sector. In the latter group, for example, Loomis added cable operator Comcast, which has been building its subscriber lists. The segment's telecommunications holdings performed well, in large part because of BellSouth, which moved considerably higher after AT&T offered to acquire it. Swiss-based ABB Limited, an electrical equipment manufacturer, was a major contributor to the segment's performance, reflecting the industrial sector's efforts to strengthen infrastructure. The segment's holdings were trimmed when Loomis took profits in Aramark, a global outsourcer of food services. Individual stocks that proved weak included Motorola, which experienced some pressure as investors became concerned that global demand for handsets might slow after a strong start early in the year. Loomis believes Motorola's array of new products and a seasonal gain in its earnings should improve investor sentiment for the stock later this year. Insurer American International Group underperformed slightly as interest rates rose and the yield curve flattened.

                                IXIS VALUE FUND

Management Discussion
--------------------------------------------------------------------------------


VAUGHAN NELSON LOOKED FOR STOCKS THAT SHOULD DO WELL IN ANY ENVIRONMENT
This segment's strong performance in the first quarter was partially offset by a weak second quarter, as the Federal Reserve Board disappointed investors who had expected an end to rising interest rates. Vaughan Nelson's emphasis on consumer staples helped performance during a volatile market period. The segment's best-performing individual stocks included WESCO International, an electrical component distribution company that benefited from the company's shift toward commercial construction and away from maintenance. Amphenol Corporation enjoyed strong growth in its cable and connector businesses, which serve a variety of markets; the position was sold at a profit. Integrated oil giant Exxon Mobil also prospered as supply/demand imbalances worldwide pushed up energy prices. Disappointments during the period included chip-maker Intel, which experienced losses when a smaller competitor cut into its market share and its plants were running below capacity, but Vaughan Nelson remains positive about Intel's long-term prospects. Product delays and recalls from recently acquired Guidant continued to haunt Boston Scientific, a medical device manufacturer that may be best known for its cardiac stents. Vaughan Nelson believes the ensuing price decline in Boston Scientific shares does not reflect the company's potential. Product delays from its promising pipeline drugs, coupled with new competition from traditional drug makers took a toll on Amgen, one of the world's largest biotech companies, leaving the stock price at a level that the manager feels is unduly low. For the next six to 12 months, Vaughan Nelson believes the market should continue to struggle for leadership and direction, and they plan to remain steadfast in their pursuit of stocks that appear to be attractively valued. Their focus will be on companies with the potential to provide positive returns regardless of the prevailing market environment.

WESTPEAK EMPHASIZED REASONABLE VALUATIONS AND STRONG FUNDAMENTALS
Westpeak's emphasis on momentum stocks, and the segment's relatively minor positions in high-growth and higher-yielding stocks, helped boost the segment's performance. Railroads, energy reserves, mining and metals, and oil refining industries were the primary contributors to return. Holdings in basic industry, transportation and energy-related companies were also helpful. The best-performing stocks in the segment included Commercial Metals Company, which rallied with other commodity stocks on strong demand; Harvest Natural Resources, an energy company whose shares rose in value with energy prices; and USG Corporation, the world's largest wallboard maker, which emerged from bankruptcy and rallied on plans to settle asbestos claims. Both Commercial Metals and USG were sold. Poor timing in the electronic equipment industry held back the segment's return, as did its emphasis on computer software, which was trimmed during the period. Chip maker Intel was one of the segment's biggest detractors. The stock declined as the company lost market share, experienced poor earnings, and was downgraded by analysts. Although Westpeak still feels the stock is worth holding, the position was trimmed. Another disappointment was Intergraph, which provides spatial information management software. A lowered earnings forecast caused the shares to decline sharply early in the year; although they subsequently rallied, shares slid again and the position was sold. Analysts' downgrades in the wake of earnings problems caused Aetna shares to decline sharply. The position was pared back, but it remains in the segment. Westpeak believes that, after a period when more speculative stocks outperformed, investors are beginning to avoid the more risky parts of the market. The segment is positioned to take advantage of what may be renewed investor emphasis on higher-quality companies.

                                IXIS VALUE FUND

Investment Results through June 30, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                        [CHART]

             June 30, 1996 through June 30, 2006


                                       Russell
                                         1000
                          Class A       Value
                          @ M.S.C.      Index
Month       Cumulative   Cumulative   Cumulative
End            Value       Value         Value
---------   ----------   ----------   ----------
6/30/1996     10,000        9,425       10,000
7/31/1996      9,674        9,118        9,622
8/31/1996      9,958        9,386        9,897
9/30/1996     10,523        9,918       10,291
10/31/1996    10,849       10,225       10,689
11/30/1996    11,699       11,026       11,464
12/31/1996    11,674       11,003       11,317
1/31/1997     11,966       11,278       11,866
2/28/1997     12,100       11,404       12,040
3/31/1997     11,638       10,969       11,607
4/30/1997     11,857       11,175       12,095
5/31/1997     12,525       11,805       12,771
6/30/1997     13,182       12,424       13,319
7/31/1997     14,178       13,363       14,321
8/31/1997     13,631       12,847       13,810
9/30/1997     14,208       13,391       14,645
10/31/1997    13,595       12,813       14,236
11/30/1997    13,915       13,115       14,865
12/31/1997    14,119       13,307       15,299
1/31/1998     14,091       13,281       15,083
2/28/1998     15,038       14,173       16,098
3/31/1998     15,636       14,737       17,083
4/30/1998     15,622       14,724       17,197
5/31/1998     15,177       14,304       16,942
6/30/1998     15,163       14,292       17,159
7/31/1998     14,648       13,806       16,856
8/31/1998     12,169       11,470       14,348
9/30/1998     12,863       12,123       15,171
10/31/1998    13,942       13,141       16,347
11/30/1998    14,667       13,824       17,108
12/31/1998    15,116       14,247       17,690
1/31/1999     14,726       13,879       17,832
2/28/1999     14,461       13,630       17,580
3/31/1999     14,523       13,688       17,944
4/30/1999     15,647       14,748       19,620
5/31/1999     15,507       14,615       19,404
6/30/1999     15,913       14,998       19,967
7/31/1999     15,195       14,321       19,383
8/31/1999     14,539       13,703       18,664
9/30/1999     13,700       12,912       18,011
10/31/1999    14,370       13,543       19,048
11/30/1999    14,163       13,348       18,899
12/31/1999    14,071       13,262       18,990
1/31/2000     13,636       12,852       18,371
2/29/2000     12,465       11,748       17,006
3/31/2000     13,749       12,958       19,081
4/30/2000     13,711       12,923       18,859
5/31/2000     13,636       12,852       19,058
6/30/2000     13,316       12,550       18,187
7/31/2000     13,353       12,585       18,414
8/31/2000     14,167       13,353       19,439
9/30/2000     13,922       13,122       19,617
10/31/2000    14,300       13,477       20,099
11/30/2000    13,846       13,050       19,353
12/31/2000    14,356       13,530       20,322
1/31/2001     14,809       13,958       20,401
2/28/2001     14,413       13,584       19,833
3/31/2001     13,921       13,121       19,132
4/30/2001     14,790       13,939       20,071
5/31/2001     15,186       14,313       20,522
6/30/2001     14,922       14,064       20,066
7/31/2001     14,789       13,939       20,024
8/31/2001     14,147       13,334       19,222
9/30/2001     12,957       12,212       17,869
10/31/2001    13,354       12,586       17,715
11/30/2001    14,242       13,423       18,745
12/31/2001    14,544       13,708       19,186
1/31/2002     14,336       13,512       19,039
2/28/2002     14,185       13,370       19,069
3/31/2002     14,808       13,957       19,971
4/30/2002     14,355       13,530       19,286
5/31/2002     14,355       13,530       19,383
6/30/2002     13,241       12,480       18,270
7/31/2002     12,089       11,394       16,572
8/31/2002     12,278       11,572       16,697
9/30/2002     10,786       10,166       14,840
10/31/2002    11,485       10,824       15,940
11/30/2002    12,411       11,697       16,944
12/31/2002    11,712       11,038       16,208
1/31/2003     11,428       10,771       15,816
2/28/2003     11,164       10,522       15,394
3/31/2003     11,183       10,540       15,420
4/30/2003     12,222       11,520       16,777
5/31/2003     13,110       12,356       17,860
6/30/2003     13,355       12,587       18,083
7/31/2003     13,506       12,729       18,352
8/31/2003     13,846       13,050       18,638
9/30/2003     13,544       12,765       18,457
10/31/2003    14,433       13,603       19,586
11/30/2003    14,792       13,942       19,852
12/31/2003    15,415       14,529       21,075
1/31/2004     15,584       14,688       21,446
2/29/2004     15,924       15,009       21,906
3/31/2004     15,830       14,920       21,714
4/30/2004     15,585       14,689       21,183
5/31/2004     15,773       14,866       21,399
6/30/2004     16,076       15,152       21,905
7/31/2004     15,604       14,706       21,596
8/31/2004     15,566       14,671       21,904
9/30/2004     15,755       14,849       22,243
10/31/2004    15,962       15,045       22,613
11/30/2004    16,700       15,740       23,756
12/31/2004    17,168       16,180       24,552
1/31/2005     16,917       15,944       24,116
2/28/2005     17,340       16,343       24,915
3/31/2005     17,109       16,125       24,573
4/30/2005     16,724       15,763       24,133
5/31/2005     17,224       16,234       24,714
6/30/2005     17,428       16,425       24,985
7/31/2005     18,060       17,022       25,707
8/31/2005     17,961       16,928       25,596
9/30/2005     18,139       17,096       25,955
10/31/2005    17,703       16,685       25,296
11/30/2005    18,277       17,226       26,127
12/31/2005    18,233       17,185       26,283
1/31/2006     18,802       17,721       27,304
2/28/2006     18,845       17,762       27,471
3/31/2006     19,173       18,071       27,843
4/30/2006     19,589       18,463       28,551
5/31/2006     19,041       17,946       27,829
6/30/2006     19,053       17,957       28,007

Average Annual Total Returns -- June 30, 2006


                                     6 MONTHS 1 YEAR/6/ 5 YEARS/6/ 10 YEARS/6/
CLASS A (Inception 6/5/70)
Net Asset Value/1/                     4.50%    9.33%     5.01%       6.66%
With Maximum Sales Charge/2/          -1.54     3.02      3.78        6.03

CLASS B (Inception 9/13/93)
Net Asset Value/1/                     3.92     8.41      4.23        5.85
With CDSC/3/                          -1.08     3.67      3.89        5.85

CLASS C (Inception 12/30/94)
Net Asset Value/1/                     4.06     8.41      4.23        5.86
With CDSC/3/                           3.06     7.46      4.23        5.86
------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE              6 MONTHS  1 YEAR    5 YEARS    10 YEARS
Russell 1000 Value Index/4/            6.56%   12.10%     6.90%      10.85%
Morningstar Large Blend Fund Avg./5/   2.39     8.84      2.31        7.39


All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 6/30/06    12/31/05
------------------------------------------------------
Common Stocks                     96.6        98.0
------------------------------------------------------
Short-Term Investments and Other   3.4         2.0
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             6/30/06    12/31/05
------------------------------------------------------
Exxon Mobil Corp.                  3.6         3.3
------------------------------------------------------
JPMorgan Chase & Co.               2.7         2.6
------------------------------------------------------
Citigroup, Inc.                    2.5         2.2
------------------------------------------------------
Hewlett-Packard Co.                2.5         2.2
------------------------------------------------------
Time Warner, Inc.                  2.4         2.4
------------------------------------------------------
McDonald's Corp.                   2.3         2.4
------------------------------------------------------
Morgan Stanley                     2.2         1.9
------------------------------------------------------
Intel Corp.                        2.0         1.2
------------------------------------------------------
Tyco International, Ltd.           2.0         1.5
------------------------------------------------------
Yum! Brands, Inc.                  1.7         1.5
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          6/30/06    12/31/05
------------------------------------------------------
Diversified Financial Services    14.2        13.3
------------------------------------------------------
Oil & Gas                          7.5         7.7
------------------------------------------------------
Media                              6.6         6.7
------------------------------------------------------
Retail                             6.4         8.0
------------------------------------------------------
Banks                              5.8         6.3
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
 /1/Does not include a sales charge.
 /2/Includes the maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
 /5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
 /6/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                      VAUGHAN NELSON SMALL CAP VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks capital appreciation

--------------------------------------------------------------------------------
Strategy:
Invests in small-cap companies with a focus on absolute return using a bottom up value-oriented investment process

--------------------------------------------------------------------------------
Inception Date:
December 31, 1996

--------------------------------------------------------------------------------
Managers:
Mark J. Roach
Chris D. Wallis
Scott J. Weber

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFJX
                                 Class B NEJBX
                                 Class C NEJCX

--------------------------------------------------------------------------------
What You Should Know:
Investing in small-cap stocks carries special risk, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Vaughan Nelson Small Cap Value Fund's total return for the six months ended June 30, 2006 was 8.99% based on the net asset value of Class A shares. This was below its benchmark, the Russell 2000 Value Index, which returned 10.44%, but above the 7.03% average return on the funds in Morningstar's Small Blend category.

Adjustments to the Russell 2000 indexes affected the fund's second quarter performance, as several holdings were moved from one index to the other at the end of the reporting period. As some institutional investors with indexed funds adjusted their portfolios accordingly, some of the fund's holdings experienced selling pressure on trading volume well in excess of daily norms. However, this was offset somewhat as some companies "graduated" from small-cap to mid-cap indexes.

FUND SOLD SOME ENERGY HOLDINGS ON STRENGTH
The fund benefited from the strong market for energy stocks in 2004 and 2005, and we continue to believe energy will do well over the long term. However, we reduced the fund's energy holdings during the first half of 2006 in anticipation of a near-term oversupply of natural gas. We took profits on sales of Southwestern Energy, Petrohawk, and GMX Resources - all companies active in the exploration and development of oil and natural gas. Two other oil and gas exploration companies, Arena Resources and Gulfport Energy are both more focused on oil, and they remain in the portfolio.

SOME ENERGY-RELATED COMPANIES MAY OUTPERFORM
Another stock that did well during the period was Universal Compression Holdings, which provides compression services and products to the natural gas industry domestically and internationally. Compressors are used to push natural gas through gathering systems and pipelines. Universal's 16-18-month waiting list gives it a predictable, growing business that does not seem to be fully reflected in the stock's price. Universal's earnings tend to be less volatile than earnings of production companies because they are not directly impacted by natural gas prices.

Some companies that are not directly in the energy business may benefit from increased exploration activity. A case in point is Birch Mountain Resources, a Canadian company that owns industrial mineral rights in Alberta. Their assets include limestone quarries near a large concentration of oil sands that is not yet fully developed. Birch is developing a processing facility to produce quicklime, cement and other products, but their current income is negligible. We elected to hold the stock because Birch has a high-quality product and we believe its proximity to potentially oil-rich areas in a politically stable region may benefit investors with long-term perspectives.

MANAGER SEEKS OPPORTUNITIES IN OUT-OF-FAVOR STOCKS AND INDUSTRIES
Whenever possible, we look for situations where there is relatively little competition from other investors. A case in point is Lennox International, a global provider of climate control solutions for residences and industry. We believe the stock is undervalued and we have been adding to it in the face of reduced expectations for residential construction. In fact, replacement units and commercial customers account for much of the company's growth.

We believe that the healthcare industry may be one of tomorrow's leaders, although investors currently seem to be focused - not without justification - on pricing pressures from Medicare. One of the fund's top performers during the period was LHC Group, which provides post-acute healthcare services primarily to Medicare patients in the rural South. The company is a low-cost provider competing primarily with smaller providers. Overall, we anticipate relatively thin trading volume in the coming quarter, with continued price volatility, as investors wait to see what the Federal Reserve Board will do next. A "choppy" market scenario like this tests investors' patience, but we try to take a long-term approach.

                      VAUGHAN NELSON SMALL CAP VALUE FUND

Investment Results through June 30, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                [CHART]

      December 31, 1996 (inception) through June 30, 2006

                            Class A     Russell 2000
                            @ M.S.C.       Value
             Cumulative   Cumulative    Cumulative
Month End      Value        Value         Value
----------   ----------   -----------   ------------
12/31/1996     10,000        9,425        $10,000
 1/31/1997     10,192        9,606         10,154
 2/28/1997      9,920        9,349         10,250
 3/31/1997      9,351        8,814          9,975
 4/30/1997      9,264        8,731         10,122
 5/31/1997     10,447        9,847         10,928
 6/30/1997     11,040       10,405         11,481
 7/31/1997     11,784       11,106         11,963
 8/31/1997     12,104       11,408         12,153
 9/30/1997     13,160       12,403         12,961
10/31/1997     12,672       11,943         12,608
11/30/1997     12,375       11,664         12,746
12/31/1997     12,696       11,966         13,178
 1/31/1998     12,340       11,631         12,940
 2/28/1998     13,348       12,581         13,722
 3/31/1998     14,125       13,313         14,279
 4/30/1998     13,994       13,189         14,349
 5/31/1998     13,135       12,379         13,841
 6/30/1998     13,341       12,574         13,763
 7/31/1998     12,300       11,593         12,685
 8/31/1998      9,624        9,070         10,699
 9/30/1998     10,294        9,702         11,303
10/31/1998     10,749       10,131         11,638
11/30/1998     11,758       11,082         11,953
12/31/1998     12,957       12,212         12,328
 1/31/1999     13,231       12,470         12,048
 2/28/1999     12,122       11,425         11,226
 3/31/1999     12,957       12,212         11,133
 4/30/1999     13,934       13,133         12,150
 5/31/1999     13,818       13,024         12,523
 6/30/1999     14,968       14,107         12,976
 7/31/1999     14,785       13,935         12,668
 8/31/1999     14,654       13,811         12,205
 9/30/1999     15,061       14,195         11,961
10/31/1999     16,203       15,271         11,722
11/30/1999     18,066       17,027         11,783
12/31/1999     21,430       20,198         12,145
 1/31/2000     21,402       20,172         11,827
 2/29/2000     26,682       25,148         12,550
 3/31/2000     25,666       24,190         12,609
 4/30/2000     22,655       21,352         12,684
 5/31/2000     20,815       19,619         12,490
 6/30/2000     22,508       21,213         12,855
 7/31/2000     20,925       19,722         13,283
 8/31/2000     23,526       22,174         13,877
 9/30/2000     22,776       21,466         13,799
10/31/2000     20,858       19,659         13,750
11/30/2000     17,223       16,232         13,470
12/31/2000     18,811       17,729         14,917
 1/31/2001     19,631       18,502         15,329
 2/28/2001     17,102       16,119         15,307
 3/31/2001     15,472       14,583         15,062
 4/30/2001     17,023       16,044         15,759
 5/31/2001     17,375       16,376         16,164
 6/30/2001     17,968       16,934         16,815
 7/31/2001     16,737       15,774         16,438
 8/31/2001     15,711       14,807         16,381
 9/30/2001     13,216       12,456         14,572
10/31/2001     14,116       13,304         14,953
11/30/2001     15,358       14,475         16,028
12/31/2001     16,544       15,593         17,009
 1/31/2002     16,157       15,228         17,235
 2/28/2002     14,869       14,014         17,340
 3/31/2002     16,191       15,260         18,638
 4/30/2002     15,815       14,906         19,294
 5/31/2002     15,051       14,186         18,656
 6/30/2002     14,049       13,241         18,243
 7/31/2002     11,929       11,243         15,533
 8/31/2002     11,917       11,232         15,463
 9/30/2002     10,823       10,201         14,359
10/31/2002     11,382       10,727         14,575
11/30/2002     12,259       11,554         15,738
12/31/2002     11,450       10,792         15,066
 1/31/2003     10,812       10,190         14,641
 2/28/2003     10,436        9,836         14,149
 3/31/2003     10,459        9,857         14,300
 4/30/2003     11,462       10,803         15,659
 5/31/2003     12,636       11,909         17,257
 6/30/2003     13,114       12,360         17,550
 7/31/2003     13,970       13,166         18,425
 8/31/2003     14,688       13,843         19,125
 9/30/2003     14,254       13,435         18,906
10/31/2003     15,279       14,401         20,447
11/30/2003     15,724       14,820         21,232
12/31/2003     15,883       14,969         22,000
 1/31/2004     16,497       15,549         22,761
 2/29/2004     16,407       15,463         23,201
 3/31/2004     16,441       15,496         23,522
 4/30/2004     15,734       14,829         22,306
 5/31/2004     15,791       14,883         22,575
 6/30/2004     16,610       15,655         23,721
 7/31/2004     15,893       14,979         22,631
 8/31/2004     15,734       14,829         22,853
 9/30/2004     16,292       15,355         23,757
10/31/2004     16,520       15,570         24,126
11/30/2004     17,774       16,752         26,267
12/31/2004     18,309       17,256         26,894
 1/31/2005     17,762       16,740         25,853
 2/28/2005     18,343       17,288         26,367
 3/31/2005     18,080       17,041         25,824
 4/30/2005     17,214       16,224         24,492
 5/31/2005     18,125       17,083         25,986
 6/30/2005     18,853       17,769         27,135
 7/31/2005     19,857       18,715         28,679
 8/31/2005     19,708       18,574         28,020
 9/30/2005     19,901       18,756         27,974
10/31/2005     19,308       18,197         27,271
11/30/2005     20,140       18,982         28,378
12/31/2005     20,152       18,993         28,160
 1/31/2006     21,724       20,475         30,488
 2/28/2006     21,609       20,366         30,486
 3/31/2006     22,691       21,386         31,963
 4/30/2006     22,782       21,472         32,048
 5/31/2006     21,973       20,710         30,721
 6/30/2006     21,967       20,708         31,099

Average Annual Total Returns -- June 30, 2006


                                                                         SINCE
                                     6 MONTHS/6/ 1 YEAR/6/ 5 YEARS/6/ INCEPTION/6/
CLASS A (Inception 12/31/96)
Net Asset Value/1/                      8.99%     16.50%      4.10%       8.64%
With Maximum Sales Charge/2/            2.72       9.80       2.88        7.97

CLASS B (Inception 12/31/96)
Net Asset Value/1/                      8.62      15.69       3.32        7.83
With CDSC/3/                            3.62      10.69       2.97        7.83

CLASS C (Inception 12/31/96)
Net Asset Value/1/                      8.61      15.68       3.34        7.84
With CDSC/3/                            7.61      14.68       3.34        7.84
----------------------------------------------------------------------------------

                                                                         SINCE
COMPARATIVE PERFORMANCE               6 MONTHS    1 YEAR    5 YEARS   INCEPTION/7/
Russell 2000 Value Index/4/            10.44%     14.61%     13.09%      12.69%
Morningstar Small Blend Fund Avg./5/    7.03      14.11       9.84       10.81

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                      % of Net Assets as of
FUND COMPOSITION                      6/30/06    12/31/05
-----------------------------------------------------------
Common Stocks                          94.2        95.1
-----------------------------------------------------------
Short-Term Investments and Other        5.8         4.9
-----------------------------------------------------------

                                      % of Net Assets as of
TEN LARGEST HOLDINGS                  6/30/06    12/31/05
-----------------------------------------------------------
Universal Compression Holdings, Inc.    3.1         2.9
-----------------------------------------------------------
HCC Insurance Holdings, Inc.            2.4         1.9
-----------------------------------------------------------
Alliant Techsystems, Inc.               2.3         2.1
-----------------------------------------------------------
Pediatrix Medical Group, Inc.           2.3         2.5
-----------------------------------------------------------
Waste Connections, Inc.                 2.2         1.9
-----------------------------------------------------------
Nordson Corp.                           2.1         2.0
-----------------------------------------------------------
Arena Resources, Inc.                   2.0          --
-----------------------------------------------------------
Lennox International, Inc.              2.0          --
-----------------------------------------------------------
Dollar Thrifty Automotive Group, Inc.   2.0         1.9
-----------------------------------------------------------
AMERCO, Inc.                            1.9         2.0
-----------------------------------------------------------

                                      % of Net Assets as of
FIVE LARGEST INDUSTRIES               6/30/06    12/31/05
-----------------------------------------------------------
Commercial Services                    10.6         9.0
-----------------------------------------------------------
Aerospace & Defense                     8.2         7.4
-----------------------------------------------------------
Health Care -- Services                 7.4         5.8
-----------------------------------------------------------
Insurance                               5.2         4.0
-----------------------------------------------------------
Retail                                  5.1         4.6
-----------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
/5/Morningstar Small Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.
/7/The since-inception comparative performance figures shown are calculated from 1/1/97.

                         WESTPEAK CAPITAL GROWTH FUND

PORTFOLIO PROFILE


Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in common stocks of large- and mid-cap companies in any industry

--------------------------------------------------------------------------------
Inception Date:
August 3, 1992

--------------------------------------------------------------------------------
Manager:
Westpeak Global Advisors, L.P.
Team Management

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFCX
                                 Class B NECBX
                                 Class C NECGX

--------------------------------------------------------------------------------
What You Should Know:
Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations.

Management Discussion
--------------------------------------------------------------------------------

Stock-price trends were mixed during the first half of 2006, but Westpeak Capital Growth Fund's results were generally favorable. For the six months ended June 30, 2006, the fund's total return was 1.44%, based on the net asset value of Class A shares, while the fund's benchmark, the Russell 1000 Growth Index returned -0.93%, and the average return on the funds in Morningstar's Large Growth category was -1.34%.

During the first quarter, small-cap stocks were stronger than other market areas and the fund benefited from its holdings in that group. Times changed in early May when value stocks - both large- and small-cap - took the lead over growth stocks. Industry groups that had done well, including energy, commodities, metals and heavy machinery, slumped until about mid June, when the market began to stabilize.

ENERGY, TRANSPORTATION, FINANCIAL SERVICES BENEFITED THE FUND
On average, refining and oil services stocks continued to do well during the first half of 2006, although the energy sector lost the lead it held in 2004 and 2005. Transportation took over as the best-performing sector, including rails and trucking. Even when energy costs are high, a vital economy makes transportation essential. Airlines also began to recover as rising demand made it possible for the companies to raise prices.

Financial companies also did well, including asset management firms, which are featured in the fund's portfolio. Despite a slowdown in the housing markets as interest rates rose, REITs (Real Estate Investment Trusts) also performed well, but the fund's participation in this group is limited. Utility companies, including telephones, did well, but utilities are considered a value sector and, here too, the fund's participation was limited. The fund also had relatively little exposure to consumer staples, such as food and beverages, which detracted from results.

TOP PERFORMERS INCLUDED A CASINO OPERATOR, AN AIRCRAFT COMPANY AND A STEEL MAKER Although we sold the stock at a profit in March, Las Vegas Sands was one of the fund's best-performing stocks. Its facilities include the Venetian Casino
Resort in the Las Vegas Strip, and it recently acquired the rights to build Singapore's first casino-resort. Another top performer was Boeing, which builds commercial and military aircraft. A steady climber for most of the year, the company may profit from setbacks at one of its competitors. Management has been cutting costs and strengthening operations, and the stock remains in the portfolio. One of the fund's small-cap holdings, Reliance Steel & Aluminum, was also among its top performers, rising in value on strong demand for steel and positive sentiment following a stock split. It weakened toward the end of the period, but not enough to erase its strong start for the year.

DISAPPOINTMENTS INCLUDED COMPUTER AND MEDICAL TECHNOLOGY COMPANIES Disappointments during the period included Intel, which issued a negative earnings announcement on declining market share in the competitive world of computer chips. Although we trimmed the position shortly after the end of the period, Intel is still a substantial holding because we believe it is modestly valued, with decent earnings quality, in a sector where many stocks appear over-priced. We also continue to hold Amgen, even though projected sales of its new cancer drug were tempered when another company launched a competing medication. We believe Amgen is reasonably valued for a biotech stock, with good profitability and favorable analyst sentiment.

ENERGY, BASIC INDUSTRIES, REMAIN POSITIVE
Going forward, we believe investors are likely to focus on attractively valued stocks. We continue to like the energy and basic industries sectors as well as transportation, but we are less positive about technology over the near term.

                         WESTPEAK CAPITAL GROWTH FUND

Investment Results through June 30, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                                    [CHART]
                June 30, 1996 through June 30, 2006
                                        Russell 1000
                           Class A        Growth
                           @ M.S.C.       Index
             Cumulative   Cumulative   Cumulative
Month End      Value         Value         Value
----------   ----------   ----------   ------------
 6/30/1996     10,000         9,425      10,000
 7/31/1996      9,311         8,776       9,414
 8/31/1996      9,665         9,109       9,657
 9/30/1996     10,467         9,865      10,360
10/31/1996     10,462         9,860      10,423
11/30/1996     10,983        10,351      11,205
12/31/1996     10,598         9,989      10,986
 1/31/1997     11,198        10,554      11,756
 2/28/1997     10,890        10,264      11,677
 3/31/1997     10,077         9,497      11,045
 4/30/1997     10,511         9,907      11,778
 5/31/1997     11,435        10,777      12,628
 6/30/1997     11,754        11,078      13,134
 7/31/1997     12,579        11,856      14,295
 8/31/1997     12,002        11,312      13,459
 9/30/1997     12,364        11,653      14,121
10/31/1997     11,865        11,183      13,599
11/30/1997     12,176        11,475      14,177
12/31/1997     12,425        11,711      14,335
 1/31/1998     12,525        11,804      14,764
 2/28/1998     13,384        12,614      15,875
 3/31/1998     13,982        13,178      16,507
 4/30/1998     14,231        13,413      16,736
 5/31/1998     13,888        13,089      16,261
 6/30/1998     14,610        13,770      17,257
 7/31/1998     14,473        13,641      17,143
 8/31/1998     12,175        11,474      14,570
 9/30/1998     12,905        12,163      15,689
10/31/1998     13,848        13,052      16,950
11/30/1998     14,679        13,835      18,240
12/31/1998     16,036        15,114      19,884
 1/31/1999     16,842        15,874      21,052
 2/28/1999     15,896        14,982      20,090
 3/31/1999     16,245        15,311      21,148
 4/30/1999     16,564        15,611      21,175
 5/31/1999     16,261        15,326      20,524
 6/30/1999     17,122        16,138      21,962
 7/31/1999     16,742        15,780      21,264
 8/31/1999     16,890        15,919      21,611
 9/30/1999     16,643        15,686      21,157
10/31/1999     17,803        16,779      22,755
11/30/1999     18,332        17,278      23,983
12/31/1999     20,004        18,854      26,477
 1/31/2000     18,876        17,790      25,236
 2/29/2000     19,663        18,532      26,470
 3/31/2000     21,238        20,016      28,364
 4/30/2000     20,607        19,422      27,014
 5/31/2000     19,645        18,515      25,654
 6/30/2000     20,939        19,735      27,598
 7/31/2000     20,397        19,224      26,448
 8/31/2000     21,992        20,727      28,843
 9/30/2000     19,960        18,812      26,114
10/31/2000     19,267        18,159      24,878
11/30/2000     16,668        15,710      21,211
12/31/2000     16,096        15,171      20,540
 1/31/2001     16,867        15,897      21,959
 2/28/2001     14,577        13,739      18,231
 3/31/2001     13,217        12,457      16,247
 4/30/2001     15,004        14,141      18,302
 5/31/2001     14,833        13,980      18,033
 6/30/2001     14,601        13,762      17,615
 7/31/2001     13,830        13,035      17,175
 8/31/2001     12,717        11,986      15,770
 9/30/2001     11,411        10,755      14,196
10/31/2001     11,936        11,249      14,941
11/30/2001     12,974        12,228      16,376
12/31/2001     12,803        12,067      16,345
 1/31/2002     12,749        12,016      16,056
 2/28/2002     12,288        11,581      15,390
 3/31/2002     12,707        11,976      15,922
 4/30/2002     11,999        11,309      14,623
 5/31/2002     11,741        11,066      14,269
 6/30/2002     10,775        10,155      12,949
 7/31/2002      9,937         9,366      12,237
 8/31/2002      9,948         9,376      12,274
 9/30/2002      8,897         8,385      11,001
10/31/2002      9,541         8,992      12,010
11/30/2002      9,852         9,286      12,662
12/31/2002      9,208         8,678      11,787
 1/31/2003      8,972         8,456      11,501
 2/28/2003      9,015         8,497      11,449
 3/31/2003      9,197         8,668      11,662
 4/30/2003      9,733         9,174      12,524
 5/31/2003     10,270         9,679      13,149
 6/30/2003     10,366         9,770      13,330
 7/31/2003     10,506         9,902      13,662
 8/31/2003     10,635        10,024      14,002
 9/30/2003     10,678        10,064      13,852
10/31/2003     11,193        10,549      14,630
11/30/2003     11,321        10,670      14,783
12/31/2003     11,664        10,994      15,294
 1/31/2004     11,836        11,155      15,606
 2/29/2004     11,836        11,155      15,706
 3/31/2004     11,622        10,953      15,414
 4/30/2004     11,364        10,710      15,235
 5/31/2004     11,567        10,902      15,519
 6/30/2004     11,717        11,044      15,713
 7/31/2004     11,181        10,538      14,825
 8/31/2004     11,169        10,527      14,751
 9/30/2004     11,234        10,588      14,892
10/31/2004     11,492        10,831      15,124
11/30/2004     11,921        11,236      15,644
12/31/2004     12,265        11,559      16,258
 1/31/2005     11,910        11,225      15,715
 2/28/2005     12,007        11,316      15,883
 3/31/2005     11,685        11,013      15,593
 4/30/2005     11,428        10,771      15,296
 5/31/2005     12,051        11,358      16,036
 6/30/2005     12,201        11,500      15,977
 7/31/2005     12,824        12,086      16,758
 8/31/2005     12,588        11,864      16,542
 9/30/2005     12,630        11,904      16,619
10/31/2005     12,298        11,591      16,457
11/30/2005     12,857        12,117      17,167
12/31/2005     12,674        11,945      17,113
 1/31/2006     13,092        12,339      17,414
 2/28/2006     13,071        12,320      17,386
 3/31/2006     13,350        12,582      17,643
 4/30/2006     13,360        12,592      17,619
 5/31/2006     12,791        12,056      17,022
 6/30/2006     12,860        12,121      16,954


Average Annual Total Returns -- June 30, 2006


                                      6 MONTHS/6/ 1 YEAR/6/ 5 YEARS/6/ 10 YEARS/6/
CLASS A (Inception 8/3/92)
Net Asset Value/1/                       1.44%      5.37%     -2.51%      2.55%
With Maximum Sales Charge/2/            -4.39      -0.66      -3.66       1.94

CLASS B (Inception 9/13/93)
Net Asset Value/1/                       1.08       4.67      -3.23       1.74
With CDSC/3/                            -3.92      -0.33      -3.62       1.74

CLASS C (Inception 12/30/94)
Net Asset Value/1/                       1.08       4.68      -3.26       1.73
With CDSC/3/                             0.08       3.68      -3.26       1.73
----------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                6 MONTHS    1 YEAR    5 YEARS    10 YEARS
Russell 1000 Growth Index/4/            -0.93%      6.12%     -0.76%      5.42%
Morningstar Large Growth Fund Avg./5/   -1.34       6.83      -0.56       5.68

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares

PORTFOLIO FACTS


                                      % of Net Assets as of
FUND COMPOSITION                      6/30/06    12/31/05
-----------------------------------------------------------
Common Stocks                          99.6        99.1
-----------------------------------------------------------
Short-Term Investments and Other        0.4         0.9
-----------------------------------------------------------

                                      % of Net Assets as of
TEN LARGEST HOLDINGS                  6/30/06    12/31/05
-----------------------------------------------------------
Microsoft Corp.                         5.1         5.7
-----------------------------------------------------------
Intel Corp.                             3.9         3.9
-----------------------------------------------------------
Amgen, Inc.                             3.2         3.1
-----------------------------------------------------------
International Business Machines Corp.   3.2         3.0
-----------------------------------------------------------
Boeing Co. (The)                        3.0         2.9
-----------------------------------------------------------
Cisco Systems, Inc.                     2.9         2.7
-----------------------------------------------------------
American Express Co.                    2.9         2.9
-----------------------------------------------------------
Texas Instruments, Inc.                 2.6         2.8
-----------------------------------------------------------
General Electric Co.                    2.5         2.9
-----------------------------------------------------------
Lowes Cos., Inc.                        2.5          --
-----------------------------------------------------------

                                      % of Net Assets as of
FIVE LARGEST INDUSTRIES               6/30/06    12/31/05
-----------------------------------------------------------
Retail                                  7.8         4.1
-----------------------------------------------------------
Semiconductors                          7.1         6.7
-----------------------------------------------------------
Software                                6.8        10.3
-----------------------------------------------------------
Oil & Gas                               5.9         4.6
-----------------------------------------------------------
Aerospace & Defense                     5.3         4.2
-----------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 1000 Growth Index is an unmanaged index of the 1,000 largest U.S.
   companies within the Russell 3000 Index, with higher price-to-book ratios and higher forecasted growth values.
/5/Morningstar Large Growth Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                            ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information, including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 1-800-225-5478; on the funds' website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available from the funds' website and the SEC's website.
QUARTERLY PORTFOLIO SCHEDULES
The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2006 through June 30, 2006. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
CGM ADVISOR TARGETED EQUITY FUND                 1/1/06                6/30/06              1/1/06 - 6/30/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,044.10                  $6.13
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.79                  $6.06
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,041.20                  $9.92
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.08                  $9.79
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,041.20                  $9.92
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.08                  $9.79
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,046.10                  $4.57
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.33                  $4.51

*Expenses are equal to the fund's annualized expense ratio: 1.21%, 1.96%, 1.96% and 0.90% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HANSBERGER INTERNATIONAL FUND                    1/1/06                6/30/06              1/1/06 - 6/30/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,079.50                   $8.25
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.86                   $8.00
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,075.60                  $12.09
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.14                  $11.73
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,075.60                  $12.09
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.14                  $11.73

*Expenses are equal to the fund's annualized expense ratio          : 1.60%,
 2.35% and 2.35% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HARRIS ASSOCIATES FOCUSED VALUE FUND             1/1/06                6/30/06              1/1/06 - 6/30/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00               $999.30                   $8.08
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.71                   $8.15
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00               $995.80                  $11.78
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.99                  $11.88
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00               $995.80                  $11.78
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.99                  $11.88

*Expenses are equal to the fund's annualized expense ratio          : 1.63%,
 2.38% and 2.38% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HARRIS ASSOCIATES LARGE CAP VALUE FUND           1/1/06                6/30/06              1/1/06 - 6/30/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,009.30                   $6.48
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.35                   $6.51
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,005.10                  $10.19
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.63                  $10.24
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,005.10                  $10.19
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.63                  $10.24
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,010.50                   $5.23
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.59                   $5.26

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05%, 2.05% and 1.05% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
IXIS U.S. DIVERSIFIED PORTFOLIO                  1/1/06                6/30/06              1/1/06 - 6/30/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,047.10                   $7.92
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.06                   $7.80
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,043.30                  $11.70
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.34                  $11.53
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,043.30                  $11.70
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.34                  $11.53
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,048.60                   $5.94
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.99                   $5.86

*Expenses are equal to the fund's annualized expense ratio: 1.56%, 2.31%, 2.31% and 1.17% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
IXIS VALUE FUND                                  1/1/06                6/30/06              1/1/06 - 6/30/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,045.00                   $7.50
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.46                   $7.40
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,039.20                  $11.28
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.74                  $11.13
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,040.60                  $11.28
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.74                  $11.13

*Expenses are equal to the fund's annualized expense ratio          : 1.48%,
 2.23% and 2.23% for Class A, B and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
VAUGHAN NELSON SMALL CAP VALUE FUND              1/1/06                6/30/06              1/1/06 - 6/30/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,089.90                   $8.81
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.36                   $8.50
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,086.20                  $12.72
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.60                  $12.28
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,086.10                  $12.67
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.65                  $12.23

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.70%, 2.46% and 2.45% for Class A, B and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
WESTPEAK CAPITAL GROWTH FUND                     1/1/06                6/30/06              1/1/06 - 6/30/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,014.40                   $8.54
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.31                   $8.55
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,010.80                  $12.26
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.60                  $12.28
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,010.80                  $12.26
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.60                  $12.28

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.71%, 2.46% and 2.46% for Class A, B and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees, including the Independent Trustees, considers matters bearing on each Fund's advisory and sub-advisory agreements (collectively, the "Agreements") at most of its meetings throughout the year. Once a year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds' investment advisers believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds' performance benchmarks,
(ii) information on the Funds' advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds' expenses to those of peer groups of funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data in respect of the Funds,
(iv) information about the profitability of the Agreements to the Funds' advisers and sub-advisers (collectively, the "Advisers"), and (v) information obtained through the completion of a questionnaire by the Advisers (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) each Adviser's financial results and financial condition, (ii) each Fund's investment objective and strategies and the size, education and experience of the Advisers' respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds' shares, (iv) the procedures employed to determine the value of the Funds' assets, (v) the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the Advisers and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (vii) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

The Board of Trustees most recently approved the continuation of the Agreements at their meeting held in May, 2006. In considering whether to approve the continuation of the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the following:

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates, including recent or planned investments by certain of the Advisers in additional personnel or other resources. They also took note of the competitive market for talented personnel, in particular, for personnel who have contributed to the generation of strong investment performance. They also considered the need for the Advisers to offer competitive compensation in order to attract and retain capable personnel. The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by IXIS Advisors with respect to sub-advised Funds and the Funds for which IXIS Advisors provides advisory oversight services. In particular, the Trustees noted that IXIS Advisors had over the past year (i) recommended changes in certain of the Funds' advisory arrangements as a result of performance-related issues, and (ii) negotiated changes to the Funds' transfer agency and custodial arrangements, resulting in significant cost savings for the Funds. The Trustees also noted that some of these changes had resulted in increases in costs or decreases in revenues for IXIS Advisors and its affiliates. They also considered the administrative services provided by IXIS Advisors and its affiliates to the Funds. For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information which compared the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Funds using a variety of performance metrics, including metrics which also measured the performance of the Funds on a risk adjusted basis.

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS


With respect to each Fund, the Board concluded that the Fund's performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Funds' Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund's performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Fund's Advisers that were reasonable and consistent with the Fund's investment objective and policies; (3) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (4) that the Fund's advisory fee had recently been, or is proposed to be, reduced or the Fund's expenses capped, with the goal of helping the Fund's net return to shareholders become more competitive; and (5) that reductions in the Fund's expense levels resulting from decreased expenses and/or increased assets were not yet fully reflected in the Fund's performance results.

The Trustees also considered each Adviser's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating each Fund's advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps. They noted that currently four of the eight IXIS Advisor Equity Funds in this report have expense caps in place, and they considered the amounts waived or reimbursed by the Advisers under these caps. The Trustees noted that several Funds had total expense ratios or advisory fee rates that were above the median of a peer group of Funds. The Trustees considered the circumstances that accounted for such relatively higher expenses. The Trustees noted that for several of these Funds, the relatively higher expense ratios resulted to a significant extent from relatively higher transfer agency expenses. The Trustees also noted that management was proposing a reduction in the advisory fee for the Harris Associates Focused Value Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers' and their affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. In this regard, the Funds, at the request of the Independent Trustees, retained an independent accounting firm to review the cost allocation methods used by several of the Advisers to determine profitability, and engaged in extensive discussions with the Advisers regarding such methods and Adviser profitability generally. The Trustees also considered that IXIS Advisors had proposed changes to the Funds' transfer agency and custodial arrangements which, although beneficial to the Funds, had resulted in increased costs and/or decreased revenues to IXIS Advisors. They also reviewed information provided by management about the effect of distribution costs and Fund growth on Adviser profitability. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS


Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that seven Funds had breakpoints in their advisory fees and that the remaining Fund, was subject to an expense cap. The Trustees also noted that management's proposed reduction in the advisory fee for Harris Associates Focused Value Fund would result in a fee structure without any breakpoints but that the advisory fees would be payable at a lower rate than under the former arrangements, even after giving effect to the former breakpoints and the Fund would be subject to an expense cap. The Trustees also considered management's representation that for certain Funds the Funds' Advisers did not benefit from economies of scale in providing services to the Funds (because of the investment style of the Fund, the small size of the Fund or for other reasons) or were capacity constrained with respect to the relevant investment strategy. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

.. whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance related resources the Advisers and their affiliates were providing to the Funds.

.. the nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering transfer agency and administrative services.

.. so-called "fallout benefits" to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees also considered the fact that IXIS Advisors' parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing advisory and sub-advisory agreements should be continued through June 30, 2007.

         CGM ADVISOR TARGETED EQUITY FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)


   Shares    Description                                           Value (a)
-------------------------------------------------------------------------------
Common Stocks -- 99.4% of Net Assets
             Aerospace & Defense -- 9.6%
     475,000 Boeing Co. (The)                                   $    38,907,250
     540,000 United Technologies Corp.                               34,246,800
                                                                ---------------
                                                                     73,154,050
                                                                ---------------
             Auto Manufacturers -- 5.3%
     385,000 Toyota Motor Corp.(c)                                   40,267,150
                                                                ---------------
             Computers -- 4.0%
     960,000 Hewlett-Packard Co.                                     30,412,800
                                                                ---------------
             Cosmetics & Personal Care -- 5.1%
     700,000 Procter & Gamble Co.                                    38,920,000
                                                                ---------------
             Mining -- 5.2%
     190,000 Rio Tinto PLC, Sponsored ADR(c)                         39,844,900
                                                                ---------------
             Miscellaneous -- Manufacturing -- 4.1%
     390,600 3M Co.                                                  31,548,762
                                                                ---------------
             Oil & Gas -- 24.7%
     630,000 BP PLC, Sponsored ADR                                   43,854,300
     640,000 ConocoPhillips                                          41,939,200
     630,000 Exxon Mobil Corp.                                       38,650,500
     165,000 Petroleo Brasileiro SA, ADR                             14,736,150
     748,000 Total SA, Sponsored ADR                                 49,008,960
                                                                ---------------
                                                                    188,189,110
                                                                ---------------
             Oil & Gas Services -- 17.2%
     459,000 Baker Hughes, Inc.                                      37,569,150
     555,000 Halliburton Co.                                         41,186,550
     800,000 Schlumberger, Ltd.(c)                                   52,088,000
                                                                ---------------
                                                                    130,843,700
                                                                ---------------
             Pharmaceuticals -- 3.7%
     630,000 Wyeth Corp.                                             27,978,300
                                                                ---------------
             Retail -- 9.5%
   1,330,000 CVS Corp.                                               40,831,000
     460,000 JC Penney Co., Inc.                                     31,054,600
                                                                ---------------
                                                                     71,885,600
                                                                ---------------
             Tobacco -- 5.5%
     568,000 Altria Group, Inc.                                      41,708,240
                                                                ---------------
             Transportation -- 5.5%
     450,000 Union Pacific Corp.                                     41,832,000
                                                                ---------------
             Total Common Stocks (Identified Cost $646,441,711)     756,584,612
                                                                ---------------

  Principal
   Amount/
   Shares     Description                                                             Value (a)
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 3.0%
$   5,675,000 American Express Credit Corp.,
              5.10%, due 7/03/2006                                                 $     5,675,000
   16,743,644 State Street Securities Lending Quality Trust(d)                          16,743,644
                                                                                    ---------------
              Total Short-Term Investments (Identified Cost $22,418,644)                22,418,644
                                                                                    ---------------
              Total Investments -- 102.4% (Identified Cost $668,860,355)(b)            779,003,256
              Other assets less liabilities -- (2.4)%                                  (17,994,745)
                                                                                    ---------------
              Net Assets -- 100%                                                   $   761,008,511
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the
              Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
              At June 30, 2006, the net unrealized appreciation on investments based on cost of $668,860,355 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value of tax cost                        $   113,729,767
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                           (3,586,866)
                                                                                    ---------------
              Net unrealized appreciation                                          $   110,142,901
                                                                                    ===============
          (c) All or a portion of this security was on loan to brokers at June 30, 2006.
          (d) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at June 30, 2006 as a Percentage of Net Assets

                      Oil & Gas                      24.7%
                      Oil & Gas Services             17.2
                      Aerospace & Defense             9.6
                      Retail                          9.5
                      Transportation                  5.5
                      Tobacco                         5.5
                      Auto Manufacturers              5.3
                      Mining                          5.2
                      Cosmetics & Personal Care       5.1
                      Miscellaneous -- Manufacturing  4.1
                      Computers                       4.0
                      Pharmaceuticals                 3.7

                See accompanying notes to financial statements.

           HANSBERGER INTERNATIONAL FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)

   Shares    Description                                               Value (a)
--------------------------------------------------------------------------------------
Common Stocks -- 99.2% of Net Assets
             Australia -- 2.1%
     148,000 Computershare, Ltd.(d)                                 $       863,334
      65,778 Westpac Banking Corp.                                        1,137,918
      37,097 Woodside Petroleum, Ltd.                                     1,212,938
                                                                    ---------------
                                                                          3,214,190
                                                                    ---------------
             Austria -- 0.6%
      16,460 Erste Bank Der Oesterreichischen Sparkassen AG(d)              926,339
                                                                    ---------------
             Belgium -- 0.7%
      20,400 InBev NV                                                     1,000,652
                                                                    ---------------
             Brazil -- 2.5%
      16,700 Aracruz Celulose SA(d)                                         875,414
      46,800 Cia Vale do Rio Doce, Sponsored ADR(d)                         963,144
      20,400 Companhia Energetica de Minas Gerais, Sponsored ADR(d)         869,244
      12,860 Petroleo Brasileiro SA, ADR(d)                               1,148,527
                                                                    ---------------
                                                                          3,856,329
                                                                    ---------------
             Canada -- 3.8%
      25,200 Alcan, Inc.                                                  1,182,888
      21,300 Cameco Corp.(d)                                                851,361
      69,416 Celestica, Inc.(c)(d)                                          662,229
      15,000 Inco, Ltd.(d)                                                  988,500
      34,000 Manulife Financial Corp.(d)                                  1,080,180
      14,055 Suncor Energy, Inc.                                          1,138,595
                                                                    ---------------
                                                                          5,903,753
                                                                    ---------------
             China -- 2.3%
   1,500,000 China Petroleum & Chemical Corp., Class A                      859,483
   2,204,410 Denway Motors, Ltd.                                            737,992
     517,000 Foxconn International Holdings, Ltd.(c)                      1,101,728
   1,050,000 Yanzhou Coal Mining Co., Ltd.                                  777,397
                                                                    ---------------
                                                                          3,476,600
                                                                    ---------------
             Denmark -- 1.1%
      59,800 Vestas Wind Systems A/S(c)(d)                                1,635,519
                                                                    ---------------
             Finland -- 1.0%
      36,480 Nokia OYJ                                                      744,690
      56,680 Nokian Renkaat OYJ                                             745,265
                                                                    ---------------
                                                                          1,489,955
                                                                    ---------------
             France -- 11.1%
         468 Arkema, Sponsored ADR(c)                                        18,100
      29,920 Axa(c)(d)                                                      981,987
      13,830 BNP Paribas(d)                                               1,324,042
      26,780 Carrefour SA(d)                                              1,570,156
       7,941 Cie Generale d'Optique Essilor International SA(d)             799,351
      32,000 Credit Agricole SA(d)                                        1,217,656
      50,700 France Telecom SA(d)                                         1,090,092
       8,109 LVMH Moet Hennessy Louis Vuitton SA                            804,853
      18,230 Schneider Electric SA(d)                                     1,900,343
      45,400 STMicroelectronics NV(d)                                       731,087
      19,340 Suez SA(d)                                                     803,947
      17,853 Technip SA                                                     988,751
      18,560 Total SA                                                     1,221,381
      18,800 Total SA, Sponsored ADR                                      1,231,776
      18,800 Veolia Environnement(d)                                        971,705
      36,700 Vivendi(d)                                                   1,286,187
                                                                    ---------------
                                                                         16,941,414
                                                                    ---------------

   Shares       Description                                               Value (a)
--------------------------------------------------------------------------------------
                Germany -- 4.2%
      34,600    Adidas-Salomon AG(d)                                   $     1,654,257
       5,015    Allianz AG                                                     792,311
      11,010    E.ON AG                                                      1,267,693
       9,800    RWE AG, Sponsored ADR(d)                                       815,382
      15,700    SAP AG, Sponsored ADR(d)                                       824,564
      13,348    Siemens AG                                                   1,161,460
                                                                       ---------------
                                                                             6,515,667
                                                                       ---------------
                Greece -- 0.4%
      27,300    Folli-Follie SA                                                638,302
                                                                       ---------------
                Hong Kong -- 2.4%
     184,400    Esprit Holdings, Ltd.                                        1,507,719
      64,950    Hutchison Whampoa, Ltd.                                        592,104
     967,730    Johnson Electric Holdings, Ltd.                                704,026
     426,217    Shangri-La Asia, Ltd.                                          820,461
                                                                       ---------------
                                                                             3,624,310
                                                                       ---------------
                India -- 1.4%
      15,100    HDFC Bank, Ltd., ADR(d)                                        823,705
      11,600    Infosys Technologies, Ltd., Sponsored ADR(d)                   886,356
      34,800    Patni Computer Systems, Ltd., ADR                              496,944
                                                                       ---------------
                                                                             2,207,005
                                                                       ---------------
                Israel -- 0.9%
      34,700    Check Point Software Technologies, Ltd.(c)                     610,026
      24,800    Teva Pharmaceutical Industries, Ltd., Sponsored ADR(d)         783,432
                                                                       ---------------
                                                                             1,393,458
                                                                       ---------------
                Italy -- 3.2%
      42,420    ENI-Ente Nazionale Idrocarburi SpA                           1,249,546
      28,340    Saipem SpA(d)                                                  644,857
     383,000    UniCredito Italiano SpA                                      2,998,043
                                                                       ---------------
                                                                             4,892,446
                                                                       ---------------
                Japan -- 18.7%
      88,000    Ajinomoto Co., Inc., ADR                                       974,275
      62,000    Asahi Glass Co., Ltd.(d)                                       786,106
     106,000    Bank of Yokohama, Ltd. (The)                                   819,731
      24,300    Canon, Inc.(d)                                               1,191,218
      53,000    Chugoku Bank                                                   722,475
      44,700    Denso Corp.                                                  1,460,835
      20,200    Ibiden Co., Ltd.(d)                                            970,814
     216,000    Isuzu Motors, Ltd.(d)                                          700,245
     147,000    Joyo Bank, Ltd. (The)(d)                                       891,454
      40,400    JS Group Corp.                                                 849,021
         161    KDDI Corp.                                                     989,016
     148,000    Marubeni Corp.                                                 788,885
      16,500    Nidec Corp.(d)                                               1,182,279
       7,400    Nintendo Co., Ltd.                                           1,241,524
      76,400    Nissan Motor Co., Ltd.                                         834,498
      15,900    Nitto Denko Corp.(d)                                         1,132,340
      49,000    Nomura Holdings, Inc.(d)                                       918,429
       7,430    ORIX Corp.                                                   1,814,650
      77,000    Sharp Corp.(d)                                               1,216,498
      65,000    Shionogi & Co., Ltd.(d)                                      1,158,686
       8,800    SMC Corp.                                                    1,244,949
      61,000    Sumitomo Corp.                                                 804,343
         125    Sumitomo Mitsui Financial Group, Inc.                        1,321,653
     137,000    Sumitomo Trust & Banking Co., Ltd. (The)                     1,496,417

                See accompanying notes to financial statements.

Investments as of June 30, 2006 (Unaudited)

   Shares    Description                                   Value (a)
-----------------------------------------------------------------------
             Japan -- continued
      16,100 Takeda Pharmaceutical Co., Ltd.            $     1,001,678
      39,500 THK Co., Ltd.(d)                                 1,176,992
      17,200 Toyota Motor Corp.                                 900,280
                                                        ---------------
                                                             28,589,291
                                                        ---------------
             Mexico -- 1.1%
      13,500 Cemex SA De CV, Sponsored ADR                      769,095
      30,576 Wal-Mart de Mexico SA de CV(d)                     851,554
                                                        ---------------
                                                              1,620,649
                                                        ---------------
             Netherlands -- 2.2%
      28,761 ABN AMRO Holding NV                                786,869
      28,328 ING Groep NV                                     1,113,438
      25,200 Koninklijke (Royal) Philips Electronics NV         784,728
      17,300 Royal Numico NV                                    776,457
                                                        ---------------
                                                              3,461,492
                                                        ---------------
             Norway -- 0.4%
      42,000 Norske Skogindustrier ASA(d)                       615,673
                                                        ---------------
             Republic of Korea -- 2.2%
      10,500 Kookmin Bank, Sponsored ADR(c)                     872,130
       1,300 Samsung Electronics Co., Ltd.                      826,245
       2,574 Samsung Electronics Co., Ltd., GDR, 144A           808,880
       1,840 Shinsegae Co., Ltd.                                921,212
                                                        ---------------
                                                              3,428,467
                                                        ---------------
             Russia -- 0.8%
      21,400 Evraz Group SA, GDR                                533,930
       8,800 LUKOIL, Sponsored ADR                              732,160
                                                        ---------------
                                                              1,266,090
                                                        ---------------
             Singapore -- 2.2%
     198,140 DBS Group Holdings, Ltd.                         2,265,745
     116,000 Keppel Corp., Ltd.                               1,077,297
                                                        ---------------
                                                              3,343,042
                                                        ---------------
             South Africa -- 0.2%
       9,800 Sasol, Ltd.                                        375,872
                                                        ---------------
             Spain -- 3.8%
      88,400 Banco Bilbao Vizcaya Argentaria SA(d)            1,818,134
     127,525 Banco Santander Central Hispano SA               1,862,727
     124,754 Telefonica SA                                    2,077,558
                                                        ---------------
                                                              5,758,419
                                                        ---------------
             Sweden -- 1.1%
      76,000 Eniro AB(d)                                        799,944
      36,200 Svenska Handelsbanken(d)                           933,074
                                                        ---------------
                                                              1,733,018
                                                        ---------------
             Switzerland -- 9.4%
      12,400 Ciba Specialty Chemicals AG                        691,227
      30,601 Credit Suisse Group(d)                           1,712,084
      15,100 Holcim, Ltd., ADR                                1,157,311
      14,580 Lonza Group AG                                     999,986
       5,748 Nestle SA(d)                                     1,805,433
      53,810 Novartis AG(d)                                   2,913,764
       8,640 Roche Holding AG                                 1,428,280
       1,300 Serono SA, Class B(d)                              898,000
       8,634 Syngenta AG(c)                                   1,147,622
       7,038 Synthes, Inc.                                      849,131
       7,290 UBS AG                                             799,035
                                                        ---------------
                                                             14,401,873
                                                        ---------------

   Shares     Description                                                            Value (a)
------------------------------------------------------------------------------------------------------
              Taiwan -- 1.0%
      430,589 Taiwan Semiconductor Manufacturing Co., Ltd.                        $       776,662
       87,960 Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR                 807,475
                                                                                    ---------------
                                                                                        1,584,137
                                                                                    ---------------
              United Kingdom -- 18.4%
      556,839 ARM Holdings PLC                                                          1,166,144
       23,000 AstraZeneca PLC                                                           1,388,232
      114,318 Barclays PLC                                                              1,299,035
       89,411 BHP Billiton PLC                                                          1,734,405
       57,939 BP PLC                                                                      675,523
       16,400 BP PLC, Sponsored ADR                                                     1,141,604
      241,924 British Sky Broadcasting PLC                                              2,565,645
       21,696 Carnival Corp.                                                              883,850
      153,728 Cattles PLC                                                                 935,972
       35,858 GlaxoSmithKline PLC                                                       1,001,924
      344,277 Hays PLC                                                                    859,461
      115,965 HBOS PLC                                                                  2,015,761
       65,200 HSBC Holdings PLC                                                         1,141,753
      194,477 Kingfisher PLC                                                              857,711
       23,500 Man Group PLC                                                             1,107,265
      281,020 Old Mutual PLC                                                              848,349
      121,303 Prudential PLC                                                            1,370,557
       22,715 Reckitt Benckiser PLC                                                       848,493
      142,000 Reuters Group PLC                                                         1,010,958
       24,098 Royal Bank of Scotland Group PLC                                            792,313
      384,270 Signet Group PLC                                                            682,169
      215,568 Smith & Nephew PLC                                                        1,660,288
      168,884 Tesco PLC                                                                 1,043,084
      512,353 Vodafone Group PLC                                                        1,091,929
                                                                                    ---------------
                                                                                       28,122,425
                                                                                    ---------------
              Total Common Stocks (Identified Cost $125,246,361)                      152,016,387
                                                                                    ---------------
   Shares/
  Principal
   Amount
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 30.4% of Net Assets
   45,792,193 State Street Securities Lending Quality Trust(e)                         45,792,193
$     868,993 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 6/30/2006 at 3.450% to be repurchased at
              $869,243 on 7/03/2006, collateralized by $795,000 U.S.
              Treasury Bond, 6.250% due 8/15/2023 valued at $889,055                      868,993
                                                                                    ---------------
              Total Short-Term Investments (Identified Cost $46,661,186)               46,661,186
                                                                                    ---------------
              Total Investments -- 129.6% (Identified Cost $171,907,547)(b)           198,677,573
              Other assets less liabilities -- (29.6)%                                (45,445,834)
                                                                                    ---------------
              Net Assets -- 100%                                                  $   153,231,739
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the
              Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
              At June 30, 2006, the net unrealized appreciation on investments based on cost of
              $171,907,547 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value of tax cost                       $    29,747,137
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                          (2,977,111)
                                                                                    ---------------
              Net unrealized appreciation                                         $    26,770,026
                                                                                    ===============

                See accompanying notes to financial statements.

Investments as of June 30, 2006 (Unaudited)

    (c) Non-income producing security.
    (d) All or a portion of this security was on loan to brokers at June 30, 2006.
    (e) Represents investment of securities lending collateral.
ADR/GDR An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.
   144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of these securities amounted to $808,880 or 0.5% of net assets

Holdings at June 30, 2006 as a Percentage of Net Assets

                    Banking                           19.6%
                    Oil & Gas                          7.2
                    Pharmaceuticals                    6.9
                    Telecommunications                 4.6
                    Insurance                          4.0
                    Food                               4.0
                    Media                              3.7
                    Electrical Components & Equipment  3.6
                    Semiconductors                     3.3
                    Diversified Financial Services     3.1
                    Chemicals                          2.6
                    Retail                             2.6
                    Hand & Machine Tools               2.3
                    Building Materials                 2.3
                    Mining                             2.3
                    Healthcare -- Products             2.2
                    Auto Manufacturers                 2.1
                    Distribution & Wholesale           2.0
                    Others, less than 2% each         20.8

                See accompanying notes to financial statements.

       HARRIS ASSOCIATES FOCUSED VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)

   Shares    Description                                 Value (a)
------------------------------------------------------------------------
Common Stocks -- 94.7% of Net Assets
             Aerospace & Defense -- 3.8%
     205,700 Raytheon Co.                             $     9,168,049
                                                      ---------------
             Apparel -- 4.2%
     276,800 Liz Claiborne, Inc.                           10,258,208
                                                      ---------------
             Apparel Retailers -- 3.6%
     340,200 Timberland Co.(c)(d)                           8,879,220
                                                      ---------------
             Beverages -- 2.6%
      92,000 Molson Coors Brewing Co.                       6,244,960
                                                      ---------------
             Chemicals -- 2.1%
     142,700 International Flavors & Fragrances, Inc.       5,028,748
                                                      ---------------
             Cosmetics & Personal Care -- 3.9%
     246,900 Estee Lauder Co., Inc. (The)                   9,547,623
                                                      ---------------
             Distribution & Wholesale -- 3.7%
     162,900 CDW Corp.                                      8,902,485
                                                      ---------------
             Diversified Financial Services -- 3.7%
     143,900 Morgan Stanley                                 9,095,919
                                                      ---------------
             Food -- 2.0%
     166,300 Smithfield Foods, Inc.(c)                      4,794,429
                                                      ---------------
             Health Care -- Products -- 1.3%
      65,000 Bausch & Lomb, Inc.(d)                         3,187,600
                                                      ---------------
             Home Builders -- 2.2%
     228,100 D.R. Horton, Inc.                              5,433,342
                                                      ---------------
             Insurance -- 4.8%
     367,700 Conseco, Inc.(c)                               8,493,870
      49,300 PartnerRe, Ltd.                                3,157,665
                                                      ---------------
                                                           11,651,535
                                                      ---------------
             Leisure Time -- 3.7%
     162,200 Harley-Davidson, Inc.                          8,903,158
                                                      ---------------
             Media -- 12.9%
     370,700 Cablevision Systems Corp., Class A(c)          7,951,515
     604,420 Discovery Holding Co.(c)(d)                    8,842,664
     208,800 EW Scripps Co.(d)                              9,007,632
     327,900 Time Warner, Inc.                              5,672,670
                                                      ---------------
                                                           31,474,481
                                                      ---------------
             Miscellaneous -- Manufacturing -- 3.4%
     297,500 Tyco International, Ltd.                       8,181,250
                                                      ---------------
             Oil & Gas -- 0.7%
      30,000 EnCana Corp.                                   1,579,200
                                                      ---------------
             Pharmaceuticals -- 3.6%
     186,900 Omnicare, Inc.(d)                              8,862,798
                                                      ---------------
             Restaurants -- 8.0%
     296,600 McDonald's Corp.                               9,965,760
     191,500 Yum! Brands, Inc.                              9,626,705
                                                      ---------------
                                                           19,592,465
                                                      ---------------
             Retail -- 4.0%
     425,400 TJX Cos., Inc.                                 9,724,644
                                                      ---------------
             Savings & Loans -- 10.0%
     399,315 Sovereign Bancorp, Inc.                        8,110,088
     358,900 Washington Mutual, Inc.(d)                    16,358,662
                                                      ---------------
                                                           24,468,750
                                                      ---------------

   Shares        Description                                                         Value (a)
--------------------------------------------------------------------------------------------------
                 Semiconductors -- 10.5%
      583,900    Intel Corp.                                                      $    11,064,905
      133,800    International Rectifier Corp.(c)                                       5,228,904
      391,900    National Semiconductor Corp.                                           9,346,815
                                                                                  ---------------
                                                                                       25,640,624
                                                                                  ---------------
                 Total Common Stocks (Identified Cost $212,993,888)                   230,619,488
                                                                                  ---------------
   Shares/
  Principal
   Amount
--------------------------------------------------------------------------------------------------
Short-Term Investments -- 19.8%
   36,044,953    State Street Securities Lending Quality Trust(e)                      36,044,953
$  12,157,793    Tri-Party Repurchase Agreement with Fixed Income Clearing
                 Corporation, dated 6/30/2006 at 3.450% to be repurchased at
                 $12,161,288 on 7/03/2006, collateralized by $9,095,000 U.S.
                 Treasury Bond, 8.750% due 8/15/2020 valued at $12,403,079             12,157,793
                                                                                  ---------------
                 Total Short-Term Investments (Identified Cost $48,202,746)            48,202,746
                                                                                  ---------------
                 Total Investments -- 114.5% (Identified Cost $261,196,634)(b)        278,822,234
                 Other assets less liabilities -- (14.5)%                             (35,262,305)
                                                                                  ---------------
                 Net Assets -- 100%                                               $   243,559,929
                                                                                  ===============
          (a)    See Note 2a of Notes to Financial Statements.
          (b)    Federal Tax Information: (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
                 At June 30, 2006, the net unrealized appreciation on investments based on cost of $261,196,634 for federal income tax purposes was as follows:
                 Aggregate gross unrealized appreciation for all investments in
                 which there is an excess of value over tax cost                  $    25,057,912
                 Aggregate gross unrealized depreciation for all investments in
                 which there is an excess of tax cost over value                       (7,432,312)
                                                                                  ---------------
                 Net unrealized appreciation                                      $    17,625,600
                                                                                  ===============
          (c)    Non-income producing security.
          (d)    All or a portion of this security was on loan to brokers at June 30, 2006.
          (e)    Represents investment of securities lending collateral.

                See accompanying notes to financial statements.

Investments as of June 30, 2006 (Unaudited)


Holdings at June 30, 2006 as a Percentage of Net Assets

                      Media                          12.9%
                      Semiconductors                 10.5
                      Savings & Loans                10.0
                      Restaurants                     8.0
                      Insurance                       4.8
                      Apparel                         4.2
                      Retail                          4.0
                      Cosmetics & Personal Care       3.9
                      Aerospace & Defense             3.8
                      Diversified Financial Services  3.7
                      Leisure Time                    3.7
                      Distribution & Wholesale        3.7
                      Apparel Retailers               3.6
                      Pharmaceuticals                 3.6
                      Miscellaneous -- Manufacturing  3.4
                      Beverages                       2.6
                      Home Builders                   2.2
                      Chemicals                       2.1
                      Food                            2.0
                      Other, Less than 2% each        2.0

                See accompanying notes to financial statements.

      HARRIS ASSOCIATES LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)

   Shares    Description                                                 Value (a)
-------------------------------------------------------------------------------------
Common Stocks -- 97.9% of Net Assets
             Aerospace & Defense -- 4.6%
      97,000 Honeywell International, Inc.                            $     3,909,100
     174,500 Raytheon Co.                                                   7,777,465
                                                                      ---------------
                                                                           11,686,565
                                                                      ---------------
             Banks -- 0.9%
      77,500 U.S. Bancorp                                                   2,393,200
                                                                      ---------------
             Beverages -- 2.5%
      63,200 Coca-Cola Co. (The)                                            2,718,864
      54,100 Diageo PLC, Sponsored ADR                                      3,654,455
                                                                      ---------------
                                                                            6,373,319
                                                                      ---------------
             Chemicals -- 1.5%
     100,500 Dow Chemical Co.                                               3,922,515
                                                                      ---------------
             Computers -- 10.1%
     428,500 Dell, Inc.(c)                                                 10,459,685
     326,800 Hewlett-Packard Co.                                           10,353,024
   1,197,500 Sun Microsystems, Inc.(c)(d)                                   4,969,625
                                                                      ---------------
                                                                           25,782,334
                                                                      ---------------
             Diversified Financial Services -- 14.4%
     141,100 American Express Co.                                           7,509,342
     155,200 Citigroup, Inc.                                                7,486,848
     230,800 JPMorgan Chase & Co.                                           9,693,600
     188,100 Morgan Stanley                                                11,889,801
                                                                      ---------------
                                                                           36,579,591
                                                                      ---------------
             Health Care -- Products -- 3.6%
     162,500 Baxter International, Inc.                                     5,973,500
      53,000 Johnson & Johnson                                              3,175,760
                                                                      ---------------
                                                                            9,149,260
                                                                      ---------------
             Home Builders -- 1.7%
      43,000 Lennar Corp., Class A(d)                                       1,907,910
      87,200 Pulte Homes, Inc.(d)                                           2,510,488
                                                                      ---------------
                                                                            4,418,398
                                                                      ---------------
             Household Products & Wares -- 1.9%
      69,300 Fortune Brands, Inc.                                           4,920,993
                                                                      ---------------
             Insurance -- 1.9%
      57,900 Aflac, Inc.                                                    2,683,665
      32,200 MGIC Investment Corp.                                          2,093,000
                                                                      ---------------
                                                                            4,776,665
                                                                      ---------------
             Leisure Time -- 6.2%
     211,500 Carnival Corp.                                                 8,828,010
     125,300 Harley-Davidson, Inc.(d)                                       6,877,717
                                                                      ---------------
                                                                           15,705,727
                                                                      ---------------
             Media -- 14.0%
     159,400 CBS Corp., Class B(d)                                          4,311,770
      17,050 Liberty Media Holding Corp. -- Interactive -- Class A(c)         294,283
      47,010 Liberty Media Holding Corp. -- Capital Series A(c)             3,938,027
     691,500 Time Warner, Inc.                                             11,962,951
     241,900 Viacom, Inc., Class B(c)(d)                                    8,669,696
     212,400 Walt Disney Co. (The)                                          6,372,000
                                                                      ---------------
                                                                           35,548,727
                                                                      ---------------
             Miscellaneous -- Manufacturing -- 4.1%
     380,600 Tyco International, Ltd.                                      10,466,500
                                                                      ---------------
             Office & Business Equipment -- 1.4%
     265,800 Xerox Corp.(c)                                                 3,697,278
                                                                      ---------------

   Shares        Description                                                             Value (a)
---------------------------------------------------------------------------------------------------------
                 Pharmaceuticals -- 2.7%
       50,000    Abbott Laboratories                                                  $     2,180,500
      247,500    Schering-Plough Corp.                                                      4,709,925
                                                                                       ---------------
                                                                                            6,890,425
                                                                                       ---------------
                 Restaurants -- 4.6%
      348,300    McDonald's Corp.                                                          11,702,880
                                                                                       ---------------
                 Retail -- 8.4%
      209,200    Home Depot, Inc.                                                           7,487,268
       47,200    Kohl's Corp.(c)                                                            2,790,464
       71,800    Limited Brands, Inc.                                                       1,837,362
      192,000    Wal-Mart Stores, Inc.                                                      9,248,640
                                                                                       ---------------
                                                                                           21,363,734
                                                                                       ---------------
                 Savings & Loans -- 3.8%
      209,900    Washington Mutual, Inc.(d)                                                 9,567,242
                                                                                       ---------------
                 Semiconductors -- 6.8%
      579,200    Intel Corp.                                                               10,975,840
      209,100    Texas Instruments, Inc.                                                    6,333,639
                                                                                       ---------------
                                                                                           17,309,479
                                                                                       ---------------
                 Transportation -- 2.8%
       76,900    Union Pacific Corp.                                                        7,148,624
                                                                                       ---------------
                 Total Common Stocks (Identified Cost $221,680,265)                       249,403,456
                                                                                       ---------------
   Shares/
  Principal
   Amount
---------------------------------------------------------------------------------------------------------
Short-Term Investments -- 6.5%
   13,010,211    State Street Securities Lending Quality Trust(e)                          13,010,211
$   3,547,839    Tri-Party Repurchase Agreement with Fixed Income Clearing
                 Corporation, dated 6/30/2006 at 3.450% to be repurchased at
                 $3,548,859 on 7/03/2006, collateralized by $2,655,000 U.S.
                 Treasury Bond, 8.750% due 8/15/2020 valued at $3,620,690                   3,547,839
                                                                                       ---------------
                 Total Short-Term Investments (Identified Cost $16,558,050)                16,558,050
                                                                                       ---------------
                 Total Investments -- 104.4% (Identified Cost $238,238,315)(b)            265,961,506
                 Other assets less liabilities -- (4.4)%                                  (11,193,865)
                                                                                       ---------------
                 Net Assets -- 100%                                                   $   254,767,641
                                                                                       ===============
          (a)    See Note 2a of Notes to Financial Statements.
          (b)    Federal Tax Information (Amounts exclude certain adjustments made at the end of the
                 Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
                 At June 30, 2006, the net unrealized appreciation on investments based on cost of $238,238,315 for federal income tax purposes was as follows:
                 Aggregate gross unrealized appreciation for all investments in
                 which there is an excess of value of tax cost                        $    36,872,230
                 Aggregate gross unrealized depreciation for all investments in
                 which there is an excess of tax cost over value                           (9,149,039)
                                                                                       ---------------
                 Net unrealized appreciation                                          $    27,723,191
                                                                                       ===============
          (c)    Non-income producing security.
          (d)    All or a portion of this security was on loan to brokers at June 30, 2006.
          (e)    Represents investment of securities lending collateral.
          ADR    An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.


                See accompanying notes to financial statements.

Investments as of June 30, 2006 (Unaudited)

Holdings at June 30, 2006 as a Percentage of Net Assets

                      Diversified Financial Services 14.4%
                      Media                          14.0
                      Computers                      10.1
                      Retail                          8.4
                      Semiconductors                  6.8
                      Leisure Time                    6.2
                      Restaurants                     4.6
                      Aerospace & Defense             4.6
                      Miscellaneous -- Manufacturing  4.1
                      Savings & Loans                 3.8
                      Health Care -- Products         3.6
                      Transportation                  2.8
                      Pharmaceuticals                 2.7
                      Beverages                       2.5
                      Others, less than 2% each       9.3

                See accompanying notes to financial statements.

          IXIS U.S. DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)


   Shares    Description                                    Value (a)
---------------------------------------------------------------------------
Common Stocks -- 98.7% of Net Assets
             Advertising -- 0.3%
       2,100 Interpublic Group of Cos. (The), Inc.(c)(d) $        17,535
      31,350 R.H. Donnelley Corp.(c)(d)                        1,695,095
                                                         ---------------
                                                               1,712,630
                                                         ---------------
             Aerospace & Defense -- 2.6%
      24,500 Boeing Co. (The)                                  2,006,795
      63,700 Honeywell International, Inc.                     2,567,110
      25,900 Lockheed Martin Corp.                             1,858,066
     114,500 Raytheon Co.                                      5,103,265
      46,625 Rockwell Collins, Inc.                            2,604,939
      26,900 United Technologies Corp.                         1,705,998
                                                         ---------------
                                                              15,846,173
                                                         ---------------
             Apparel -- 0.5%
      54,200 Coach, Inc.(c)                                    1,620,580
      18,000 Nike, Inc., Class B                               1,458,000
                                                         ---------------
                                                               3,078,580
                                                         ---------------
             Banks -- 3.9%
      52,800 Bank of America Corp.                             2,539,680
      80,900 BOK Financial Corp.(d)                            4,018,303
      15,625 City National Corp.(d)                            1,017,031
     129,150 Colonial BancGroup, Inc.                          3,316,572
      53,475 Commerce Bancorp, Inc.(d)                         1,907,453
      80,231 Dearborn Bancorp, Inc.                            1,781,117
      74,225 East West Bancorp, Inc.                           2,813,870
      33,375 Northern Trust Corp.                              1,845,638
      87,325 Security Bank Corp.(d)                            1,944,728
      93,975 Superior Bancorp(c)(d)                            1,033,725
      51,000 U.S. Bancorp                                      1,574,880
                                                         ---------------
                                                              23,792,997
                                                         ---------------
             Beverages -- 1.1%
      41,700 Coca-Cola Co. (The)                               1,793,934
      35,700 Diageo PLC, Sponsored ADR                         2,411,535
      37,000 PepsiCo, Inc.                                     2,221,480
                                                         ---------------
                                                               6,426,949
                                                         ---------------
             Biotechnology -- 1.0%
      47,700 Amgen, Inc.(c)                                    3,111,471
      35,400 Celgene Corp.(c)                                  1,679,022
      26,500 Genzyme Corp.(c)                                  1,617,825
                                                         ---------------
                                                               6,408,318
                                                         ---------------
             Building Materials -- 1.0%
     227,975 Comfort Systems USA, Inc.                         3,257,763
      51,100 Texas Industries, Inc.(d)                         2,713,410
                                                         ---------------
                                                               5,971,173
                                                         ---------------
             Chemicals -- 2.4%
      40,000 Air Products & Chemicals, Inc.                    2,556,800
      80,150 Airgas, Inc.                                      2,985,587
      36,125 Cytec Industries, Inc.                            1,938,468
      66,400 Dow Chemical Co. (The)                            2,591,592
      36,100 Du Pont (E.I.) de Nemours & Co.                   1,501,760
      53,900 Praxair, Inc.                                     2,910,600
                                                         ---------------
                                                              14,484,807
                                                         ---------------
             Coal -- 0.4%
      43,750 Peabody Energy Corp.                              2,439,063
                                                         ---------------

   Shares       Description                                   Value (a)
--------------------------------------------------------------------------
                Commercial Services -- 4.9%
      33,375    Adesa, Inc.                                $       742,260
      73,725    Aramark Corp., Class B                           2,441,035
      39,275    Corporate Executive Board Co.(d)                 3,935,355
     149,900    Exponent, Inc.(c)(d)                             2,533,310
      95,175    FTI Consulting, Inc.(c)(d)                       2,547,835
     205,100    Live Nation, Inc.(c)(d)                          4,175,836
      98,425    Paychex, Inc.                                    3,836,607
      78,325    Pharmaceutical Product Development, Inc.         2,750,774
     191,025    Rent-A-Center, Inc.(c)                           4,748,881
      69,425    Sotheby's(c)                                     1,822,406
                                                           ---------------
                                                                29,534,299
                                                           ---------------
                Computers -- 4.2%
      85,950    Cognizant Technology Solutions Corp.(c)          5,790,451
     282,200    Dell, Inc.(c)                                    6,888,502
     214,900    Hewlett-Packard Co.                              6,808,032
      73,850    Network Appliance, Inc.(c)                       2,606,905
     786,100    Sun Microsystems, Inc.(c)(d)                     3,262,315
                                                           ---------------
                                                                25,356,205
                                                           ---------------
                Cosmetics & Personal Care -- 1.2%
      68,050    Alberto-Culver Co.                               3,315,396
      76,600    Procter & Gamble Co.                             4,258,960
                                                           ---------------
                                                                 7,574,356
                                                           ---------------
                Diversified Financial Services -- 7.3%
      92,800    American Express Co.                             4,938,816
      19,625    BlackRock, Inc., Class A                         2,731,211
     115,000    Charles Schwab Corp. (The)                       1,837,700
       9,850    Chicago Mercantile Exchange Holdings, Inc.       4,837,827
     143,100    Citigroup, Inc.                                  6,903,144
      14,100    Franklin Resources, Inc.                         1,224,021
      52,925    Investment Technology Group, Inc.(c)             2,691,766
      28,600    Janus Capital Group, Inc.                          511,940
     151,800    JPMorgan Chase & Co.                             6,375,600
     123,800    Morgan Stanley                                   7,825,398
     109,850    Nuveen Investments, Class A(d)                   4,729,043
                                                           ---------------
                                                                44,606,466
                                                           ---------------
                Electric -- 1.7%
      37,441    Allete, Inc.(d)                                  1,772,831
     202,900    CMS Energy Corp.(c)(d)                           2,625,526
      73,900    MDU Resources Group, Inc.                        2,705,479
      34,525    NRG Energy, Inc.(c)                              1,663,414
      53,250    Portland General Electric Co.(d)                 1,329,653
                                                           ---------------
                                                                10,096,903
                                                           ---------------
                Electrical Components & Equipment -- 0.8%
      69,925    AMETEK, Inc.(d)                                  3,313,047
      15,700    Emerson Electric Co.                             1,315,817
                                                           ---------------
                                                                 4,628,864
                                                           ---------------
                Electronics -- 2.6%
      76,100    Amphenol Corp., Class A(d)                       4,258,556
     122,125    Avnet, Inc.(c)                                   2,444,942
      42,225    Cymer, Inc.(c)(d)                                1,961,774
      23,050    Garmin, Ltd.                                     2,430,392
      53,050    Mettler Toledo International, Inc.(c)            3,213,238
      74,700    PerkinElmer, Inc.                                1,561,230
                                                           ---------------
                                                                15,870,132
                                                           ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2006 (Unaudited)

   Shares       Description                                    Value (a)
---------------------------------------------------------------------------
                Energy-Alternate Sources -- 0.2%
      12,775    Aventine Renewable Energy Holdings, Inc.(c) $       496,948
      32,050    VeraSun Energy Corp.(c)(d)                          840,992
                                                            ---------------
                                                                  1,337,940
                                                            ---------------
                Engineering & Construction -- 0.6%
       8,400    Fluor Corp.                                         780,612
       6,700    Jacobs Engineering Group, Inc.(c)                   533,588
      47,575    Washington Group International, Inc.(c)(d)        2,537,651
                                                            ---------------
                                                                  3,851,851
                                                            ---------------
                Entertainment -- 0.3%
      55,200    Warner Music Group Corp.                          1,627,296
                                                            ---------------
                Environmental Control -- 0.6%
      51,500    Nalco Holding Co.(c)                                907,945
      39,900    Stericycle, Inc.(c)(d)                            2,597,490
                                                            ---------------
                                                                  3,505,435
                                                            ---------------
                Food -- 0.9%
     117,925    Spartan Stores, Inc.(d)                           1,725,243
      21,000    Sysco Corp.                                         641,760
      48,525    Whole Foods Market, Inc.                          3,136,656
                                                            ---------------
                                                                  5,503,659
                                                            ---------------
                Forest Products & Paper -- 0.4%
      69,688    Potlatch Corp.(d)                                 2,630,722
                                                            ---------------
                Gas -- 1.5%
      99,275    Oneok, Inc.                                       3,379,321
     222,250    UGI Corp.                                         5,471,795
                                                            ---------------
                                                                  8,851,116
                                                            ---------------
                Health Care -- Products -- 3.6%
      40,800    Alcon, Inc.                                       4,020,840
     106,900    Baxter International, Inc.                        3,929,644
      59,875    Beckman Coulter, Inc.                             3,326,056
      36,675    C.R. Bard, Inc.                                   2,686,810
      20,775    Intuitive Surgical, Inc.(c)                       2,450,827
      35,000    Johnson & Johnson                                 2,097,200
      29,600    Medtronic, Inc.                                   1,388,832
      43,550    Ventana Medical Systems, Inc.(c)(d)               2,054,689
                                                            ---------------
                                                                 21,954,898
                                                            ---------------
                Health Care -- Services -- 1.6%
      10,200    Covance, Inc.(c)                                    624,444
      37,200    Humana, Inc.(c)                                   1,997,640
      16,800    Sierra Health Services, Inc.(c)                     756,504
      72,125    Triad Hospitals, Inc.(c)                          2,854,707
      46,500    WellPoint, Inc.(c)                                3,383,805
                                                            ---------------
                                                                  9,617,100
                                                            ---------------
                Home Builders -- 0.7%
      28,000    Lennar Corp., Class A                             1,242,360
      57,700    Pulte Homes, Inc.(d)                              1,661,183
      44,900    Winnebago Industries(d)                           1,393,696
                                                            ---------------
                                                                  4,297,239
                                                            ---------------
                Household Products & Wares -- 1.3%
      57,225    Church & Dwight Co., Inc.(d)                      2,084,134
      46,100    Fortune Brands, Inc.                              3,273,561
     140,100    Fossil, Inc.(c)(d)                                2,523,201
                                                            ---------------
                                                                  7,880,896
                                                            ---------------

   Shares    Description                                             Value (a)
---------------------------------------------------------------------------------
             Insurance -- 2.7%
      38,100 Aflac, Inc.                                          $     1,765,935
     243,525 AmCOMP, Inc.(c)                                            2,566,753
      92,525 Assurant, Inc.                                             4,478,210
      21,200 MGIC Investment Corp.(d)                                   1,378,000
      25,175 Navigators Group, Inc.(c)                                  1,103,169
      74,075 Protective Life Corp.                                      3,453,376
      60,600 United Fire & Casualty Co.                                 1,825,878
                                                                  ---------------
                                                                       16,571,321
                                                                  ---------------
             Internet -- 2.4%
     124,375 Akamai Technologies, Inc.(c)(d)                            4,501,131
      28,275 Ctrip.com International Ltd., ADR(d)                       1,443,439
       2,900 Google, Inc., Class A(c)                                   1,216,057
      95,600 McAfee, Inc.(c)                                            2,320,212
     180,575 NetRatings, Inc.(c)(d)                                     2,508,187
      80,100 Yahoo!, Inc.(c)                                            2,643,300
                                                                  ---------------
                                                                       14,632,326
                                                                  ---------------
             Iron & Steel -- 0.6%
      50,075 Chaparral Steel Co.(c)                                     3,606,402
                                                                  ---------------
             Leisure Time -- 1.7%
     138,000 Carnival Corp.                                             5,760,120
      82,500 Harley-Davidson, Inc.(d)                                   4,528,425
                                                                  ---------------
                                                                       10,288,545
                                                                  ---------------
             Lodging -- 1.1%
      94,300 Hilton Hotels Corp.                                        2,666,804
      54,475 Starwood Hotels & Resorts Worldwide, Inc.                  3,287,021
       6,400 Station Casinos, Inc.                                        435,712
                                                                  ---------------
                                                                        6,389,537
                                                                  ---------------
             Machinery -- Construction & Mining -- 0.3%
      21,800 Caterpillar, Inc.                                          1,623,664
                                                                  ---------------
             Machinery -- Diversified -- 1.4%
     102,125 Albany International Corp., Class A(d)                     4,329,079
     118,075 Wabtec Corp.                                               4,416,005
                                                                  ---------------
                                                                        8,745,084
                                                                  ---------------
             Manufacturing -- 0.5%
      62,250 Actuant Corp.(d)                                           3,109,388
                                                                  ---------------
             Media -- 4.1%
     104,900 CBS Corp., Class B                                         2,837,545
      30,805 Liberty Media Holding Corp. - Capital Series A(c)(d)       2,580,535
      11,025 Liberty Media Holding Corp. - Interactive A(c)               190,291
     419,800 Time Warner, Inc.                                          7,262,540
     162,500 Viacom, Inc., Class B(c)                                   5,824,000
     202,000 Walt Disney Co. (The)                                      6,060,000
                                                                  ---------------
                                                                       24,754,911
                                                                  ---------------
             Metal Fabricate & Hardware -- 0.6%
      57,100 Precision Castparts Corp.                                  3,412,296
                                                                  ---------------
             Mining -- 0.6%
      69,400 Glamis Gold, Ltd.(c)(d)                                    2,627,484
      21,800 Rio Tinto, Ltd.                                            1,260,327
                                                                  ---------------
                                                                        3,887,811
                                                                  ---------------
             Miscellaneous -- Manufacturing -- 2.8%
      30,900 3M Co.                                                     2,495,793
     158,400 General Electric Co.                                       5,220,864
      24,600 ITT Industries, Inc.                                       1,217,700

                See accompanying notes to financial statements.

Investments as of June 30, 2006 (Unaudited)

   Shares    Description                                    Value (a)
------------------------------------------------------------------------
             Miscellaneous -- Manufacturing -- continued
      42,600 Pall Corp.(d)                               $     1,192,800
     250,400 Tyco International, Ltd.                          6,886,000
                                                         ---------------
                                                              17,013,157
                                                         ---------------
             Office & Business Equipment -- 0.4%
     174,800 Xerox Corp.(c)                                    2,431,468
                                                         ---------------
             Office Furnishings -- 0.5%
     246,314 Interface, Inc., Class A(c)                       2,820,295
                                                         ---------------
             Oil & Gas -- 3.1%
      75,875 Denbury Resources, Inc.(c)                        2,402,961
     105,100 Exxon Mobil Corp.                                 6,447,885
      35,475 GlobalSantaFe Corp.                               2,048,681
      23,600 Sunoco, Inc.                                      1,635,244
      42,600 Transocean, Inc.(c)                               3,421,632
      44,900 Valero Energy Corp.                               2,986,748
                                                         ---------------
                                                              18,943,151
                                                         ---------------
             Oil & Gas Services -- 5.0%
      30,600 Baker Hughes, Inc.                                2,504,610
      29,700 Dril-Quip, Inc.(c)(d)                             2,448,468
      62,825 FMC Technologies, Inc.(c)                         4,238,174
      43,200 Grant Prideco, Inc.(c)                            1,933,200
      39,900 Halliburton Co.                                   2,960,979
      53,900 Helix Energy Solutions Group, Inc.(c)(d)          2,175,404
      31,200 National Oilwell Varco, Inc.(c)                   1,975,584
      53,250 Oceaneering International, Inc.(c)                2,441,513
      59,900 Schlumberger, Ltd.                                3,900,089
      45,700 Universal Compression Holdings, Inc.(c)           2,877,729
      63,850 Weatherford International, Ltd.(c)                3,168,237
                                                         ---------------
                                                              30,623,987
                                                         ---------------
             Pharmaceuticals -- 2.1%
      33,000 Abbott Laboratories                               1,439,130
      23,800 Allergan, Inc.                                    2,552,788
      23,175 Amylin Pharmaceuticals, Inc.(c)(d)                1,144,150
      46,000 GlaxoSmithKline PLC                               1,285,306
      19,200 MGI Pharma, Inc.(c)(d)                              412,800
      34,500 Novartis AG                                       1,868,144
      51,700 Perrigo Co.                                         832,370
     162,500 Schering-Plough Corp.                             3,092,375
                                                         ---------------
                                                              12,627,063
                                                         ---------------
             Pipelines -- 0.2%
      12,425 Questar Corp.                                     1,000,088
                                                         ---------------
             Real Estate -- 1.4%
     108,550 CB Richard Ellis Group, Inc., Class A(c)          2,702,895
      31,600 Jones Lang LaSalle, Inc.(d)                       2,766,580
      85,025 Trammell Crow Co.(c)(d)                           2,990,329
                                                         ---------------
                                                               8,459,804
                                                         ---------------
             REITs -- Shopping Centers -- 0.5%
      66,425 Developers Diversified Realty Corp.               3,466,057
                                                         ---------------
             REITs -- Financial Services -- 0.4%
      63,850 CBL & Associates Properties, Inc.                 2,485,681
                                                         ---------------
             Restaurants -- 1.5%
     229,700 McDonald's Corp.                                  7,717,920
      27,100 Yum! Brands, Inc.                                 1,362,317
                                                         ---------------
                                                               9,080,237
                                                         ---------------

   Shares    Description                                           Value (a)
-------------------------------------------------------------------------------
             Retail -- 5.5%
      46,675 AnnTaylor Stores Corp.(c)                          $     2,024,762
     131,475 Applebee's International, Inc.(d)                        2,526,950
      94,125 Circuit City Stores, Inc.                                2,562,082
     124,912 Coldwater Creek, Inc.(c)(d)                              3,342,645
     136,400 Home Depot, Inc. (The)                                   4,881,756
      31,000 Kohl's Corp.(c)                                          1,832,720
      75,500 Limited Brands, Inc.                                     1,932,045
      47,600 Office Depot, Inc.(c)                                    1,808,800
      59,325 Petsmart, Inc.(d)                                        1,518,720
      98,450 Staples, Inc.                                            2,394,304
      69,000 Starbucks Corp.(c)                                       2,605,440
     128,800 Wal-Mart Stores, Inc.                                    6,204,296
                                                                ---------------
                                                                     33,634,520
                                                                ---------------
             Savings & Loans -- 1.0%
     138,100 Washington Mutual, Inc.                                  6,294,598
                                                                ---------------
             Semiconductors -- 2.8%
     381,400 Intel Corp.                                              7,227,530
      24,000 Marvell Technology Group, Ltd.(c)                        1,063,920
      87,475 MEMC Electronic Materials, Inc.(c)                       3,280,312
     273,025 ON Semiconductor Corp.(c)(d)                             1,605,387
     137,500 Texas Instruments, Inc.                                  4,164,875
                                                                ---------------
                                                                     17,342,024
                                                                ---------------
             Software -- 1.8%
      94,525 Fidelity National Information Services, Inc.             3,346,185
      17,900 Infosys Technologies, Ltd., Sponsored ADR(d)             1,367,739
      25,000 SAP AG, Sponsored ADR                                    1,313,000
      38,500 Satyam Computer Services, Ltd.(d)                        1,275,890
      93,800 Sybase, Inc.(c)                                          1,819,720
      62,675 VeriFone Holdings, Inc.(c)(d)                            1,910,334
                                                                ---------------
                                                                     11,032,868
                                                                ---------------
             Telecommunications -- 2.7%
      93,425 ADTRAN, Inc.                                             2,095,523
      63,750 Embarq Corp.(c)                                          2,613,113
      56,975 Harris Corp.                                             2,365,032
      50,325 Leap Wireless International, Inc.(c)                     2,387,921
      68,575 NII Holdings, Inc., Class B(c)                           3,866,258
      28,000 QUALCOMM, Inc.                                           1,121,960
      57,600 Telefonaktiebolaget LM Ericsson, Sponsored ADR           1,903,104
                                                                ---------------
                                                                     16,352,911
                                                                ---------------
             Tobacco -- 0.4%
      37,200 Altria Group, Inc.                                       2,731,596
                                                                ---------------
             Transportation -- 3.0%
      68,225 CH Robinson Worldwide, Inc.(d)                           3,636,392
      69,500 Expeditors International of Washington, Inc.             3,892,695
      74,050 Horizon Lines, Inc., Class A(d)                          1,186,281
     190,650 Laidlaw International, Inc.                              4,804,380
      50,600 Union Pacific Corp.                                      4,703,776
                                                                ---------------
                                                                     18,223,524
                                                                ---------------
             Total Common Stocks (Identified Cost $504,048,794)     600,470,381
                                                                ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2006 (Unaudited)

   Shares/
  Principal
   Amount     Description                                                             Value (a)
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 14.0%
   75,130,129 State Street Securities Lending Quality Trust(e)                     $    75,130,129
$   9,693,376 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 6/30/2006 at 3.450% to be repurchased at
              $9,696,163 on 7/03/2006, collateralized by $3,240,000 U.S.
              Treasury Bond, 8.750% due 8/15/2020 valued at $4,418,469
              and $4,900,000 U.S. Treasury Bond, 6.250% due 8/15/2023
              valued at $5,479,709                                                       9,693,376
                                                                                    ---------------
              Total Short-Term Investments (Identified Cost $84,823,505)                84,823,505
                                                                                    ---------------
              Total Investments -- 112.7% (Identified Cost $588,872,299)(b)            685,293,886
              Other assets less liabilities -- (12.7)%                                 (77,000,982)
                                                                                    ---------------
              Total Net Assets -- 100%                                             $   608,292,904
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio's fiscal year for tax purposes.
              Such adjustments are primarily due to wash sales.):
              At June 30, 2006, the net unrealized appreciation on investments based on cost of $588,872,299 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                      $   108,299,168
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                          (11,877,581)
                                                                                    ---------------
              Net unrealized appreciation                                          $    96,421,587
                                                                                    ===============
          (c) Non-income producing security.
          (d) All or a portion of this security was on loan to brokers at June 30, 2006.
          (e) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
        REITs Real Estate Investment Trusts

Holdings at June 30, 2006 as a Percentage of Net Assets

                      Diversified Financial Services  7.3%
                      Retail                          5.5
                      Oil & Gas Services              5.0
                      Commercial Services             4.9
                      Computers                       4.2
                      Media                           4.1
                      Banks                           3.9
                      Health Care -- Products         3.6
                      Oil & Gas                       3.1
                      Transportation                  3.0
                      Semiconductors                  2.8
                      Miscellaneous -- Manufacturing  2.8
                      Insurance                       2.7
                      Telecommunications              2.7
                      Electronics                     2.6
                      Aerospace & Defense             2.6
                      Internet                        2.4
                      Chemicals                       2.4
                      Pharmaceuticals                 2.1
                      Others, less than 2% each      31.0

                See accompanying notes to financial statements.

                  IXIS VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)

   Shares    Description                              Value (a)
------------------------------------------------------------------
Common Stocks -- 96.6% of Net Assets
             Aerospace & Defense -- 2.8%
       5,100 Boeing Co. (The)                      $       417,741
       5,950 General Dynamics Corp.                        389,487
      14,700 Northrop Grumman Corp.                        941,682
      17,725 Raytheon Co.                                  790,003
      13,525 United Technologies Corp.                     857,756
                                                   ---------------
                                                         3,396,669
                                                   ---------------
             Banks -- 5.8%
      22,150 Bank of America Corp.                       1,065,415
       8,925 BOK Financial Corp.(d)                        443,305
       2,600 Capital Crossing Bank(c)(d)                    63,960
       7,100 Comerica, Inc.                                369,129
      25,825 Mellon Financial Corp.                        889,155
      11,500 National City Corp.                           416,185
       4,100 State Street Corp.                            238,169
      53,650 U.S. Bancorp                                1,656,712
      20,075 UCBH Holdings, Inc.(d)                        332,040
      22,850 Wells Fargo & Co.                           1,532,778
                                                   ---------------
                                                         7,006,848
                                                   ---------------
             Beverages -- 2.5%
       4,200 Anheuser-Busch Cos., Inc.                     191,478
       7,400 Coca-Cola Enterprises, Inc.                   150,738
       9,875 Molson Coors Brewing Co.(d)                   670,315
      35,000 Pepsi Bottling Group, Inc. (The)            1,125,250
       8,200 PepsiAmericas, Inc.(d)                        181,302
      12,225 PepsiCo, Inc.                                 733,989
                                                   ---------------
                                                         3,053,072
                                                   ---------------
             Biotechnology -- 0.6%
      10,625 Amgen, Inc.(c)                                693,069
                                                   ---------------
             Building Materials -- 0.5%
      16,600 Lennox International, Inc.                    439,568
       2,700 Texas Industries, Inc.(d)                     143,370
                                                   ---------------
                                                           582,938
                                                   ---------------
             Chemicals -- 1.3%
      16,475 Agrium, Inc.                                  382,549
      15,000 Praxair, Inc.                                 810,000
       5,900 Sherwin-Williams Co. (The)                    280,132
       1,700 Westlake Chemical Corp.(d)                     50,660
                                                   ---------------
                                                         1,523,341
                                                   ---------------
             Commercial Services -- 1.2%
       8,200 Apollo Group, Inc. Class A(c)                 423,694
       9,950 Aramark Corp., Class B                        329,445
       5,300 Convergys Corp.(c)                            103,350
      11,525 Equifax, Inc.(d)                              395,768
      13,100 MPS Group, Inc.(c)(d)                         197,286
                                                   ---------------
                                                         1,449,543
                                                   ---------------
             Computers -- 4.2%
      62,000 Dell, Inc.(c)                               1,513,420
      94,875 Hewlett-Packard Co.                         3,005,640
       7,200 International Business Machines Corp.         553,104
                                                   ---------------
                                                         5,072,164
                                                   ---------------
             Distribution & Wholesale -- 0.3%
       4,800 WESCO International, Inc.(c)(d)               331,200
                                                   ---------------

   Shares       Description                                     Value (a)
-------------------------------------------------------------------------------
                Diversified Financial Services -- 14.2%
      33,675    American Express Co.                         $     1,792,183
      11,000    Ameriprise Financial, Inc.                           491,370
      11,600    Capital One Financial Corp.                          991,220
      23,925    CIT Group, Inc.                                    1,251,038
      63,083    Citigroup, Inc.                                    3,043,124
       4,050    Goldman Sachs Group, Inc.                            609,242
      18,800    Janus Capital Group, Inc.                            336,520
      78,025    JPMorgan Chase & Co.                               3,277,050
      12,000    Lehman Brothers Holdings, Inc.                       781,800
      22,775    Merrill Lynch & Co., Inc.                          1,584,229
      42,600    Morgan Stanley                                     2,692,746
       4,700    Ocwen Financial Corp.(c)(d)                           59,737
                                                             ---------------
                                                                  16,910,259
                                                             ---------------
                Electric -- 2.8%
       5,800    Dominion Resources, Inc.(d)                          433,782
      12,825    Entergy Corp.                                        907,369
      12,700    Exelon Corp.                                         721,741
       6,000    IDACORP, Inc.(d)                                     205,740
      10,625    NRG Energy, Inc.(c)                                  511,912
      10,125    TXU Corp.                                            605,374
                                                             ---------------
                                                                   3,385,918
                                                             ---------------
                Electrical Components & Equipment -- 0.2%
       3,300    Emerson Electric Co.                                 276,573
                                                             ---------------
                Electronics -- 0.7%
      11,600    Agilent Technologies, Inc.(c)                        366,096
      43,075    Flextronics International, Ltd.(c)                   457,457
                                                             ---------------
                                                                     823,553
                                                             ---------------
                Engineering & Construction -- 1.2%
      73,800    ABB, Ltd., Sponsored ADR                             956,448
      17,725    Chicago Bridge & Iron Co., N.V.(d)                   428,059
                                                             ---------------
                                                                   1,384,507
                                                             ---------------
                Environmental Control -- 0.2%
       7,925    Waste Connections, Inc.(c)(d)                        288,470
                                                             ---------------
                Forest Products & Paper -- 0.3%
      15,900    Louisiana-Pacific Corp.                              348,210
                                                             ---------------
                Hand & Machine Tools -- 0.5%
       6,600    Black & Decker Corp. (The)                           557,436
                                                             ---------------
                Health Care -- Capital Equipment -- 0.3%
      12,600    Applera Corp. -- Applied Biosystems Group(d)         407,610
                                                             ---------------
                Health Care -- Products -- 3.3%
      51,075    Baxter International, Inc.                         1,877,517
       8,050    Beckman Coulter, Inc.                                447,177
       2,900    Becton Dickinson & Co.                               177,277
      25,200    Boston Scientific Corp.(c)                           424,368
      18,275    Johnson & Johnson                                  1,095,038
                                                             ---------------
                                                                   4,021,377
                                                             ---------------
                Health Care -- Services -- 0.7%
       3,400    Aetna, Inc.                                          135,762
      11,725    Quest Diagnostics, Inc.                              702,562
                                                             ---------------
                                                                     838,324
                                                             ---------------
                Home Builders -- 0.8%
      21,000    Lennar Corp., Class A                                931,770
                                                             ---------------
                Insurance -- 3.7%
      18,775    Allstate Corp. (The)                               1,027,556
      14,375    American International Group, Inc.                   848,844

                See accompanying notes to financial statements.

Investments as of June 30, 2006 (Unaudited)

   Shares    Description                               Value (a)
-------------------------------------------------------------------
             Insurance -- continued
         165 Berkshire Hathaway, Inc., Class B(c)   $       502,095
       4,100 CIGNA Corp.                                    403,891
       2,400 Genworth Financial, Inc., Class A               83,616
      12,000 Loews Corp.                                    425,400
       1,000 MGIC Investment Corp.                           65,000
       3,750 Old Republic International Corp.(d)             80,137
      13,300 Prudential Financial, Inc.(d)                1,033,410
                                                    ---------------
                                                          4,469,949
                                                    ---------------
             Internet -- 0.1%
         200 Google, Inc., Class A(c)                        83,866
                                                    ---------------
             Iron & Steel -- 0.8%
       2,900 Nucor Corp.(d)                                 157,325
       4,600 Reliance Steel & Aluminum Co.                  381,570
       6,000 United States Steel Corp.                      420,720
                                                    ---------------
                                                            959,615
                                                    ---------------
             Leisure Time -- 1.3%
      36,000 Carnival Corp.                               1,502,640
                                                    ---------------
             Lodging -- 0.2%
       5,400 Marriott International, Inc., Class A          205,848
                                                    ---------------
             Machinery -- Diversified -- 0.2%
       7,500 AGCO Corp.(c)(d)                               197,400
                                                    ---------------
             Media -- 6.6%
      50,000 Cablevision Systems Corp., Class A(c)        1,072,500
      25,475 Comcast Corp., Class A(c)                      834,052
      56,025 DIRECTV Group (The), Inc.(c)                   924,412
      10,898 Liberty Global, Inc., Class A(d)               234,307
      11,052 Liberty Global, Inc., Class C(c)(d)            227,340
       3,600 Liberty Media Holding Corp.(c)                  62,136
      10,000 Liberty Media Holding Corp.(c)                 837,700
      44,350 News Corp., Inc., Class A                      850,633
     170,000 Time Warner, Inc.                            2,941,000
                                                    ---------------
                                                          7,984,080
                                                    ---------------
             Mining -- 0.0%
         800 Newmont Mining Corp.                            42,344
                                                    ---------------
             Miscellaneous -- Manufacturing -- 3.4%
      40,700 General Electric Co.                         1,341,472
       5,100 Parker Hannifin Corp.                          395,760
      86,750 Tyco International, Ltd.                     2,385,625
                                                    ---------------
                                                          4,122,857
                                                    ---------------
             Oil & Gas -- 7.5%
       7,350 ConocoPhillips                                 481,646
       3,300 Devon Energy Corp.                             199,353
      70,000 Exxon Mobil Corp.                            4,294,500
      15,750 GlobalSantaFe Corp.                            909,562
      26,400 Harvest Natural Resources, Inc.(c)(d)          357,456
      11,300 Occidental Petroleum Corp.                   1,158,815
      14,900 Southwestern Energy Co.(c)(d)                  464,284
       5,100 Todco, Class A(d)                              208,335
       6,900 Valero Energy Corp.                            458,988
      10,300 XTO Energy, Inc.                               455,981
                                                    ---------------
                                                          8,988,920
                                                    ---------------
             Oil & Gas Services -- 1.2%
      20,100 Halliburton Co.                              1,491,621
                                                    ---------------

   Shares    Description                         Value (a)
-------------------------------------------------------------
             Pharmaceuticals -- 2.2%
      13,500 Abbott Laboratories              $       588,735
       5,800 AmerisourceBergen Corp.                  243,136
       6,500 Cardinal Health, Inc.                    418,145
       4,700 Hospira, Inc.(c)                         201,818
      14,600 Merck & Co., Inc.                        531,878
      29,425 Pfizer, Inc.                             690,605
                                              ---------------
                                                    2,674,317
                                              ---------------
             REITs -- Diversified -- 0.2%
       5,700 Longview Fibre Co.                       108,813
       9,500 Newkirk Realty Trust, Inc.(d)            164,920
                                              ---------------
                                                      273,733
                                              ---------------
             REITs -- Hotels -- 0.2%
      11,500 FelCor Lodging Trust, Inc.               250,010
                                              ---------------
             REITs -- Regional Malls -- 0.4%
       5,200 Simon Property Group, Inc.               431,288
                                              ---------------
             Restaurants -- 4.0%
      82,500 McDonald's Corp.                       2,772,000
      40,000 Yum! Brands, Inc.                      2,010,800
                                              ---------------
                                                    4,782,800
                                              ---------------
             Retail -- 6.4%
      17,900 AutoNation, Inc.(c)                      383,776
       4,650 AutoZone, Inc.(c)                        410,130
      13,550 Burger King Holdings, Inc.(c)(d)         213,413
      19,375 CVS Corp.                                594,812
       4,600 Dollar Tree Stores, Inc.(c)(d)           121,900
      18,250 Federated Department Stores              667,950
      24,900 Gap (The), Inc.                          433,260
         900 J.C. Penney Co., Inc.                     60,759
      10,800 Kohl's Corp.(c)                          638,496
       7,300 Lowe's Cos., Inc.                        442,891
      21,600 Office Depot, Inc.(c)                    820,800
      10,975 OSI Restaurant Partners, Inc.(d)         379,735
      45,000 Tiffany & Co.                          1,485,900
      21,250 Wal-Mart Stores, Inc.                  1,023,612
                                              ---------------
                                                    7,677,434
                                              ---------------
             Savings & Loans -- 1.3%
      35,000 Washington Mutual, Inc.(d)             1,595,300
                                              ---------------
             Semiconductors -- 3.1%
     127,775 Intel Corp.                            2,421,336
      28,750 LSI Logic Corp.(c)(d)                    257,313
      28,000 National Semiconductor Corp.             667,800
      13,400 Texas Instruments, Inc.                  405,886
                                              ---------------
                                                    3,752,335
                                              ---------------
             Software -- 2.1%
       9,000 Fiserv, Inc.(c)                          408,240
      66,825 Microsoft Corp.                        1,557,022
      41,200 Oracle Corp.(c)                          596,988
                                              ---------------
                                                    2,562,250
                                              ---------------
             Telecommunications -- 4.7%
      27,150 AT&T, Inc.                               757,213
      49,850 Avaya, Inc.(c)(d)                        569,287
      36,150 BellSouth Corp.                        1,308,630
      11,200 CenturyTel, Inc.(d)                      416,080
      52,075 Cisco Systems, Inc.(c)                 1,017,025
      10,400 Embarq Corp.(c)                          426,296

                See accompanying notes to financial statements.

Investments as of June 30, 2006 (Unaudited)

   Shares     Description                                                             Value (a)
------------------------------------------------------------------------------------------------------
              Telecommunications -- continued
       34,400 Motorola, Inc.                                                       $       693,160
       19,825 Nokia OYJ, Sponsored ADR                                                     401,655
                                                                                    ---------------
                                                                                         5,589,346
                                                                                    ---------------
              Tobacco -- 0.6%
       10,200 Altria Group, Inc.                                                           748,986
                                                                                    ---------------
              Toys, Games & Hobbies -- 0.4%
       28,300 Hasbro, Inc.(d)                                                              512,513
                                                                                    ---------------
              Transportation -- 1.6%
        9,650 Burlington Northern Santa Fe Corp.                                           764,762
        2,600 FedEx Corp.                                                                  303,836
        3,900 Norfolk Southern Corp.                                                       207,558
        7,725 Ryder System, Inc.(d)                                                        451,372
        2,300 Union Pacific Corp.                                                          213,808
                                                                                    ---------------
                                                                                         1,941,336
                                                                                    ---------------
              Total Common Stocks (Identified Cost $97,635,534)                        116,123,639
                                                                                    ---------------
   Shares/
  Principal
   Amount
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 9.9%
    8,910,402 State Street Securities Lending Quality Trust(e)                           8,910,402
$   2,965,681 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 6/30/2006 at 3.450% to be repurchased at
              $2,966,533 on 7/03/2006, collateralized by $1,840,000 U.S.
              Treasury Bond, 7.875% due 2/15/2021 valued at $2,348,300
              and $610,000 U.S. Treasury Bond, 6.250% due 8/15/2023
              valued at $682,168                                                         2,965,681
                                                                                    ---------------
              Total Short-Term Investments (Identified Cost $11,876,083)                11,876,083
                                                                                    ---------------
              Total Investments -- 106.5%
              (Identified Cost $109,511,617)(b)                                        127,999,722
              Other assets less liabilities -- (6.5)%                                   (7,846,729)
                                                                                    ---------------
              Net Assets -- 100%                                                   $   120,152,993
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
              At June 30, 2006, the net unrealized appreciation on investments based on cost of $109,511,617 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value of tax cost                        $    21,311,464
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                           (2,823,359)
                                                                                    ---------------
              Net unrealized appreciation                                          $    18,488,105
                                                                                    ===============
          (c) Non-income producing security.
          (d) All or a portion of this security was on loan to brokers at June 30, 2006.
          (e) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
        REITs Real Estate Investment Trusts

Holdings at June 30, 2006 as a Percentage of Net Assets

                      Diversified Financial Services 14.2%
                      Oil & Gas                       7.5
                      Media                           6.6
                      Retail                          6.4
                      Banks                           5.8
                      Telecommunications              4.7
                      Computers                       4.2
                      Restaurants                     4.0
                      Insurance                       3.7
                      Miscellaneous -- Manufacturing  3.4
                      Health Care -- Products         3.3
                      Semiconductors                  3.1
                      Aerospace & Defense             2.8
                      Electric                        2.8
                      Beverages                       2.5
                      Pharmaceuticals                 2.2
                      Software                        2.1
                      Others, less than 2% each      17.3

                See accompanying notes to financial statements.

        VAUGHAN NELSON SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)


   Shares    Description                                  Value (a)
----------------------------------------------------------------------
Common Stocks -- 94.2% of Net Assets
             Aerospace & Defense -- 8.2%
      37,270 Alliant Techsystems, Inc.(c)(d)           $     2,845,564
      36,500 DRS Technologies, Inc.(d)                       1,779,375
      57,275 EDO Corp.(d)                                    1,394,074
      48,500 Esterline Technologies Corp.(c)(d)              2,017,115
      59,137 Moog, Inc., Class A(c)                          2,023,668
                                                       ---------------
                                                            10,059,796
                                                       ---------------
             Banks -- 3.2%
      51,326 MB Financial, Inc.(d)                           1,814,888
       9,425 PrivateBancorp, Inc.(d)                           390,289
     107,530 UCBH Holdings, Inc.(d)                          1,778,546
                                                       ---------------
                                                             3,983,723
                                                       ---------------
             Biotechnology -- 1.6%
      63,725 Serologicals Corp.(c)(d)                        2,003,514
                                                       ---------------
             Building Materials -- 2.0%
      94,250 Lennox International, Inc.(d)                   2,495,740
                                                       ---------------
             Chemicals -- 1.1%
      25,025 Cytec Industries, Inc.(d)                       1,342,842
                                                       ---------------
             Commercial Services -- 10.6%
      70,415 Aaron Rents, Inc.(d)                            1,892,755
      61,325 ACE Cash Express, Inc.(c)(d)                    1,794,983
      54,950 Dollar Thrifty Automotive Group, Inc.(c)        2,476,596
      69,585 McGrath Rentcorp(d)                             1,935,159
      26,680 Monro Muffler, Inc.                               868,701
      16,075 Strayer Education, Inc.                         1,561,204
      27,020 Team, Inc.(c)(d)                                  676,851
      85,550 Universal Technical Institute, Inc.(c)(d)       1,883,811
                                                       ---------------
                                                            13,090,060
                                                       ---------------
             Computer Services -- 0.9%
      95,725 Tyler Technologies, Inc.(c)(d)                  1,072,120
                                                       ---------------
             Computers -- 1.3%
      35,345 MICROS Systems, Inc.(c)(d)                      1,543,870
                                                       ---------------
             Distribution & Wholesale -- 2.4%
      22,405 Watsco, Inc.                                    1,340,267
      22,995 WESCO International, Inc.(c)(d)                 1,586,655
                                                       ---------------
                                                             2,926,922
                                                       ---------------
             Diversified Financial Services -- 4.1%
      21,400 Affiliated Managers Group, Inc.(c)(d)           1,859,446
      42,224 Financial Federal Corp.(d)                      1,174,250
      67,294 Raymond James Financial, Inc.(d)                2,036,989
                                                       ---------------
                                                             5,070,685
                                                       ---------------
             Electric -- 3.1%
     105,950 Pike Electric Corp.(c)(d)                       2,040,597
      86,280 Westar Energy, Inc.(d)                          1,816,194
                                                       ---------------
                                                             3,856,791
                                                       ---------------
             Electronics -- 0.5%
     117,675 International DisplayWorks, Inc.(c)(d)            611,910
                                                       ---------------
             Engineering & Construction -- 1.0%
      58,825 Dycom Industries, Inc.(c)(d)                    1,252,384
                                                       ---------------
             Environmental Control -- 2.2%
      73,485 Waste Connections, Inc.(c)(d)                   2,674,854
                                                       ---------------
             Food -- 1.5%
      61,425 Corn Products International, Inc.(d)            1,879,605
                                                       ---------------

   Shares    Description                                Value (a)
--------------------------------------------------------------------
             Health Care -- Products -- 1.5%
      36,740 Invacare Corp.(d)                       $       914,091
      40,071 Medical Action Industries, Inc.(c)              885,169
                                                     ---------------
                                                           1,799,260
                                                     ---------------
             Health Care -- Services -- 7.4%
      17,875 Amedisys, Inc.(c)(d)                            677,463
      78,712 Healthcare Services Group, Inc.(d)            1,649,016
     157,700 Healthsouth Corp.(c)(d)                         607,145
      76,775 LHC Group, Inc.(c)(d)                         1,529,358
      61,925 Pediatrix Medical Group, Inc.(c)(d)           2,805,203
      46,385 Triad Hospitals, Inc.(c)                      1,835,918
                                                     ---------------
                                                           9,104,103
                                                     ---------------
             Insurance -- 5.2%
      99,237 HCC Insurance Holdings, Inc.(d)               2,921,537
      48,975 Hilb, Rogal & Hobbs Co.(d)                    1,825,298
      53,145 United Fire & Casualty Co.(d)                 1,601,259
                                                     ---------------
                                                           6,348,094
                                                     ---------------
             Internet -- 0.5%
      45,025 Vignette Corp.(c)(d)                            656,465
                                                     ---------------
             Iron & Steel -- 1.7%
      72,012 Gibraltar Industries, Inc.(d)                 2,088,348
                                                     ---------------
             Machinery -- Diversified -- 3.6%
      59,225 Briggs & Stratton Corp.(d)                    1,842,490
      51,565 Nordson Corp.(d)                              2,535,966
                                                     ---------------
                                                           4,378,456
                                                     ---------------
             Manufacturing -- 1.3%
      30,900 Actuant Corp., Class A                        1,543,455
                                                     ---------------
             Mining -- 0.6%
     159,200 Birch Mountain Resources, Ltd.(c)(d)            792,816
                                                     ---------------
             Miscellaneous -- Manufacturing -- 1.2%
     168,600 Jacuzzi Brands, Inc.(c)(d)                    1,483,680
                                                     ---------------
             Oil & Gas -- 3.1%
      73,550 Arena Resources, Inc.(c)(d)                   2,522,029
     118,975 Gulfport Energy Corp.(c)                      1,313,484
                                                     ---------------
                                                           3,835,513
                                                     ---------------
             Oil & Gas Services -- 3.1%
      60,225 Universal Compression Holdings, Inc.(c)       3,792,368
                                                     ---------------
             REITs -- Health Care -- 1.2%
      45,830 Healthcare Realty Trust, Inc.(d)              1,459,685
                                                     ---------------
             REITs -- Hotels -- 2.4%
      95,400 Ashford Hospitality Trust, Inc.(d)            1,203,948
     122,000 Highland Hospitality Corp.(d)                 1,717,760
                                                     ---------------
                                                           2,921,708
                                                     ---------------
             REITs -- Mortgage -- 2.3%
     196,575 MFA Mortgage Investments, Inc.                1,352,436
      30,220 Redwood Trust, Inc.(d)                        1,475,643
                                                     ---------------
                                                           2,828,079
                                                     ---------------
             Retail -- 5.1%
      31,825 Regis Corp.(d)                                1,133,288
      74,252 Sonic Corp.(c)(d)                             1,543,699
     127,100 Triarc Cos., Inc., Class B(d)                 1,986,573
      74,000 United Auto Group, Inc.(d)                    1,579,900
                                                     ---------------
                                                           6,243,460
                                                     ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2006 (Unaudited)

   Shares     Description                                                         Value (a)
-----------------------------------------------------------------------------------------------
              Savings & Loans -- 1.2%
      100,885 BankAtlantic Bancorp, Inc., Class A(d)                           $     1,497,133
                                                                               ---------------
              Semiconductors -- 0.9%
       45,975 ATMI, Inc.(c)(d)                                                       1,131,905
                                                                               ---------------
              Software -- 1.2%
       49,675 Reynolds & Reynolds Co. (The), Class A(d)                              1,523,532
                                                                               ---------------
              Telecommunications -- 1.2%
      115,250 Tekelec(c)(d)                                                          1,423,338
                                                                               ---------------
              Transportation -- 3.9%
       89,250 Arlington Tankers, Ltd.(d)                                             2,024,190
       26,585 Genesee & Wyoming, Inc., Class A(c)(d)                                   942,970
       40,080 Landstar System, Inc.(d)                                               1,892,978
                                                                               ---------------
                                                                                     4,860,138
                                                                               ---------------
              Trucking & Leasing -- 1.9%
       23,660 AMERCO, Inc.(d)                                                        2,381,616
                                                                               ---------------
              Total Common Stocks (Identified Cost $103,337,358)                   115,957,968
                                                                               ---------------
   Shares/
  Principal
   Amount
-----------------------------------------------------------------------------------------------
Short-Term Investments -- 30.2%
   31,207,203 State Street Securities Lending Quality Trust(e)                      31,207,203
$   6,013,151 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 6/30/2006 at 3.450% to be repurchased at
              $6,014,880 on 7/03/2006, collateralized by $5,485,000 U.S.
              Treasury Bond, 6.250% due 8/15/2023 valued at $6,133,919               6,013,151
                                                                               ---------------
              Total Short-Term Investments (Identified Cost $37,220,354)            37,220,354
                                                                               ---------------
              Total Investments -- 124.4%
              (Identified Cost $140,557,712)(b)                                    153,178,322
              Other assets less liabilities -- (24.4)%                             (30,014,019)
                                                                               ---------------
              Net Assets -- 100%                                               $   123,164,303
                                                                               ---------------
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
              At June 30, 2006, the net unrealized appreciation on investments based on cost of $140,557,712 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value of tax cost                    $    16,697,396
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                       (4,076,786)
                                                                               ---------------
              Net unrealized appreciation                                      $    12,620,610
                                                                               ===============
          (c) Non-income producing security.
          (d) All or a portion of this security was on loan to brokers at June 30, 2006.
          (e) Represents investment of securities lending collateral.
        REITs Real Estate Investment Trusts

Holdings at June 30, 2006 as a Percentage of Net Assets

                      Commercial Services            10.6%
                      Aerospace & Defense             8.2
                      Health Care -- Services         7.4
                      Insurance                       5.2
                      Retail                          5.1
                      Diversified Financial Services  4.1
                      Transportation                  3.9
                      Machinery -- Diversified        3.6
                      Banks                           3.2
                      Electric                        3.1
                      Oil & Gas                       3.1
                      Oil & Gas Services              3.1
                      Distribution & Wholesale        2.4
                      REITs -- Hotels                 2.4
                      REITs -- Mortgage               2.3
                      Environmental Control           2.2
                      Building Materials              2.0
                      Other, less than 2% each       22.3

                See accompanying notes to financial statements.

           WESTPEAK CAPITAL GROWTH FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)

   Shares    Description                                    Value (a)
------------------------------------------------------------------------
Common Stocks -- 99.6% of Net Assets
             Aerospace & Defense -- 5.3%
      21,100 Boeing Co. (The)                            $     1,728,301
       9,400 Lockheed Martin Corp.                               674,356
      14,100 Raytheon Co.                                        628,437
                                                         ---------------
                                                               3,031,094
                                                         ---------------
             Agriculture -- 1.5%
      10,200 Monsanto Co.                                        858,738
                                                         ---------------
             Banks -- 0.4%
       7,100 Mellon Financial Corp.                              244,453
                                                         ---------------
             Beverages -- 1.5%
      11,400 Anheuser-Busch Cos., Inc.                           519,726
      10,300 Pepsi Bottling Group, Inc. (The)                    331,145
                                                         ---------------
                                                                 850,871
                                                         ---------------
             Biotechnology -- 3.2%
      27,900 Amgen, Inc.(c)                                    1,819,917
                                                         ---------------
             Building Materials -- 0.9%
      10,000 NCI Building Systems, Inc.(c)(d)                    531,700
                                                         ---------------
             Commercial Services -- 1.0%
      34,700 Cendant Corp.                                       565,263
                                                         ---------------
             Computers -- 3.7%
       5,300 Affiliated Computer Services, Inc.(c)               273,533
      23,600 International Business Machines Corp.             1,812,952
                                                         ---------------
                                                               2,086,485
                                                         ---------------
             Cosmetics & Personal Care -- 1.7%
      17,600 Procter & Gamble Co.                                978,560
                                                         ---------------
             Distribution & Wholesale -- 5.1%
      16,500 Tech Data Corp.(c)                                  632,115
      23,400 United Stationers, Inc.(c)                        1,154,088
      15,900 WESCO International, Inc.(c)                      1,097,100
                                                         ---------------
                                                               2,883,303
                                                         ---------------
             Diversified Financial Services -- 4.9%
      30,800 American Express Co.                              1,639,176
       7,700 Goldman Sachs Group, Inc.                         1,158,311
                                                         ---------------
                                                               2,797,487
                                                         ---------------
             Electrical Components & Equipment -- 1.0%
       6,800 Emerson Electric Co.                                569,908
                                                         ---------------
             Electronics -- 1.6%
      28,100 Agilent Technologies, Inc.(c)                       886,836
                                                         ---------------
             Food -- 1.2%
         513 Seaboard Corp.(d)                                   656,640
                                                         ---------------
             Health Care -- Products -- 4.9%
       6,600 Beckman Coulter, Inc.                               366,630
      14,600 Becton Dickinson & Co.                              892,498
      14,300 IDEXX Laboratories, Inc.(c)                       1,074,359
       7,700 Johnson & Johnson                                   461,384
                                                         ---------------
                                                               2,794,871
                                                         ---------------
             Health Care -- Services -- 5.3%
      23,200 Humana, Inc.(c)                                   1,245,840
      13,500 UnitedHealth Group, Inc.                            604,530
      22,600 Universal Health Services, Inc., Class B(d)       1,135,876
                                                         ---------------
                                                               2,986,246
                                                         ---------------

   Shares    Description                                  Value (a)
----------------------------------------------------------------------
             Internet -- 3.2%
       1,500 Google, Inc., Class A(c)                  $       628,995
      50,900 VeriSign, Inc.(c)                               1,179,353
                                                       ---------------
                                                             1,808,348
                                                       ---------------
             Iron & Steel -- 2.0%
      13,400 Reliance Steel & Aluminum Co.                   1,111,530
                                                       ---------------
             Machinery -- Diversified -- 2.3%
       9,000 Deere & Co.                                       751,410
       7,600 Rockwell Automation, Inc.                         547,276
                                                       ---------------
                                                             1,298,686
                                                       ---------------
             Miscellaneous -- Manufacturing -- 4.6%
      43,400 General Electric Co.                            1,430,464
      17,000 Illinois Tool Works, Inc.                         807,500
       4,500 Parker Hannifin Corp.                             349,200
                                                       ---------------
                                                             2,587,164
                                                       ---------------
             Oil & Gas -- 5.9%
      18,500 EOG Resources, Inc.                             1,282,790
      14,300 Sunoco, Inc.                                      990,847
      26,000 Todco, Class A(d)                               1,062,100
                                                       ---------------
                                                             3,335,737
                                                       ---------------
             Pharmaceuticals -- 5.0%
       7,900 AmerisourceBergen Corp.                           331,168
      17,600 Cardinal Health, Inc.                           1,132,208
      38,100 Merck & Co., Inc.                               1,387,983
                                                       ---------------
                                                             2,851,359
                                                       ---------------
             REITs -- Hotels -- 1.2%
      11,500 Starwood Hotels & Resorts Worldwide, Inc.         693,910
                                                       ---------------
             REITs -- Storage -- 0.7%
       4,800 Public Storage, Inc.                              364,320
                                                       ---------------
             Restaurants -- 0.6%
       7,900 Darden Restaurants, Inc.                          311,260
                                                       ---------------
             Retail -- 7.8%
      44,600 Dollar Tree Stores, Inc.(c)(d)                  1,181,900
      23,800 Home Depot, Inc. (The)                            851,802
      14,700 JC Penney Co., Inc.                               992,397
      23,500 Lowe's Cos, Inc.                                1,425,745
                                                       ---------------
                                                             4,451,844
                                                       ---------------
             Semiconductors -- 7.1%
     116,100 Intel Corp.                                     2,200,095
      23,400 Micron Technology, Inc.(c)                        352,404
      49,500 Texas Instruments, Inc.                         1,499,355
                                                       ---------------
                                                             4,051,854
                                                       ---------------
             Software -- 6.8%
      22,200 Fiserv, Inc.(c)                                 1,006,992
     123,500 Microsoft Corp.                                 2,877,550
                                                       ---------------
                                                             3,884,542
                                                       ---------------
             Telecommunications -- 4.3%
      84,100 Cisco Systems, Inc.(c)                          1,642,473
      32,200 Corning, Inc.(c)                                  778,918
                                                       ---------------
                                                             2,421,391
                                                       ---------------
             Tobacco -- 1.1%
       8,200 Altria Group, Inc.                                602,126
                                                       ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2006 (Unaudited)

   Shares     Description                                                         Value (a)
-----------------------------------------------------------------------------------------------
              Transportation -- 3.8%
       14,700 Arkansas Best Corp.(d)                                           $       738,087
       18,700 Norfolk Southern Corp.                                                   995,214
       13,900 Swift Transportation Co., Inc.(c)(d)                                     441,464
                                                                               ---------------
                                                                                     2,174,765
                                                                               ---------------
              Total Common Stocks (Identified Cost $56,339,068)                     56,491,208
                                                                               ---------------
   Shares/
  Principal
   Amount
-----------------------------------------------------------------------------------------------
Short-Term Investments -- 10.5%
    5,455,932 State Street Securities Lending Quality Trust(e)                       5,455,932
$     528,631 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 6/30/2006 at 3.450% to be repurchased at
              $528,783 on 7/03/2006, collateralized by $485,000 U.S.
              Treasury Bond, 6.25% due 8/15/2023 valued at $542,379                    528,631
                                                                               ---------------
              Total Short-Term Investments (Identified Cost $5,984,563)              5,984,563
                                                                               ---------------
              Total Investments -- 110.1% (Identified Cost $62,323,631)(b)          62,475,771
              Other assets less liabilities -- (10.1)%                              (5,728,679)
                                                                               ---------------
              Net Assets -- 100%                                               $    56,747,092
                                                                               ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
              At June 30, 2006, the net unrealized appreciation on investments based on cost of $62,323,631 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                  $     2,915,558
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                       (2,763,418)
                                                                               ---------------
              Net unrealized appreciation                                      $       152,140
                                                                               ===============
          (c) Non-income producing security.
          (d) All or a portion of this security was on loan to brokers at June 30, 2006.
          (e) Represents investment of securities lending collateral.
        REITs Real Estate Investment Trusts

Holdings at June 30, 2006 as a Percentage of Net Assets

                      Retail                          7.8%
                      Semiconductors                  7.1
                      Software                        6.8
                      Oil & Gas                       5.9
                      Aerospace & Defense             5.3
                      Health Care -- Services         5.3
                      Distribution & Wholesale        5.1
                      Pharmaceuticals                 5.0
                      Diversified Financial Services  4.9
                      Health Care -- Products         4.9
                      Miscellaneous -- Manufacturing  4.6
                      Telecommunications              4.3
                      Transportation                  3.8
                      Computers                       3.7
                      Biotechnology                   3.2
                      Internet                        3.2
                      Machinery --Diversified         2.3
                      Iron & Steel                    2.0
                      Others, less than 2% each      14.4

                See accompanying notes to financial statements.

                     STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

                                               CGM Advisor            Hansberger          Harris Associates
                                             Targeted Equity         International          Focused Value
                                                  Fund                   Fund                   Fund
                                          ---------------------  ---------------------  ---------------------
                                          ---------------------  ---------------------  ---------------------
ASSETS
 Investments at cost                      $         668,860,355  $         171,907,547  $         261,196,634
 Net unrealized appreciation                        110,142,901             26,770,026             17,625,600
                                          ---------------------  ---------------------  ---------------------
   Investments at value (a)                         779,003,256            198,677,573            278,822,234
 Cash                                                     4,886                 79,883                468,930
 Foreign currency at value (identified
   cost $0, $100,643, $0, $0, $2,998,
   $0, $0 and $0)                                            --                101,568                     --
 Receivable for Fund shares sold                        302,287                161,859                105,868
 Receivable for securities sold                              --                500,893              2,557,163
 Receivable from investment advisor
   (Note 4)                                                  --                     --                     --
 Dividends and interest receivable                      760,604                334,436                 78,554
 Tax reclaims receivable                                  9,439                 59,589                     --
 Securities lending income receivable                     3,519                  6,422                  2,229
 Other assets                                                --                     --                    584
                                          ---------------------  ---------------------  ---------------------
   TOTAL ASSETS                                     780,083,991            199,922,223            282,035,562
                                          ---------------------  ---------------------  ---------------------
LIABILITIES
 Collateral on securities loaned, at
   value (Note 2)                                    16,743,644             45,792,193             36,044,953
 Payable for securities purchased                            --                129,154              1,052,164
 Payable for Fund shares redeemed                       799,371                381,504                859,714
 Management fees payable                                425,152                 97,653                202,234
 Deferred Trustees' fees                                657,828                 94,969                 67,340
 Administrative fees payable                             35,970                  7,200                 11,934
 Other accounts payable and accrued
   expenses                                             413,515                187,811                237,294
                                          ---------------------  ---------------------  ---------------------
   TOTAL LIABILITIES                                 19,075,480             46,690,484             38,475,633
                                          ---------------------  ---------------------  ---------------------
NET ASSETS                                $         761,008,511  $         153,231,739  $         243,559,929
                                          =====================  =====================  =====================
NET ASSETS CONSIST OF:
 Paid-in capital                          $         682,657,562  $         115,565,227  $         205,010,742
 Undistributed (overdistributed) net
   investment income (loss)                           1,957,721               (442,544)            (1,289,166)
 Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions                                     (33,749,673)            11,331,680             22,212,753
 Net unrealized appreciation on
   investments and foreign currency
   translations                                     110,142,901             26,777,376             17,625,600
                                          ---------------------  ---------------------  ---------------------
NET ASSETS                                $         761,008,511  $         153,231,739  $         243,559,929
                                          =====================  =====================  =====================
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE:
 Class A shares:
   Net assets                             $         691,662,658  $          99,463,020  $          65,192,507
                                          =====================  =====================  =====================
   Shares of beneficial interest                     65,239,643              4,731,261              5,581,473
                                          =====================  =====================  =====================
   Net asset value and redemption price
    per share                             $               10.60  $               21.02  $               11.68
                                          =====================  =====================  =====================
   Offering price per share
    (100/[100-maximum sales charge] of
    net asset value) (Note 1)             $               11.25  $               22.30  $               12.39
                                          =====================  =====================  =====================
 Class B shares: (redemption price per
   share is equal to net asset value
   less any applicable contingent
   deferred sales charge) (Note 1)
   Net assets                             $          49,948,603  $          32,392,315  $          81,668,959
                                          =====================  =====================  =====================
   Shares of beneficial interest                      5,097,397              1,686,028              7,324,444
                                          =====================  =====================  =====================
   Net asset value and offering price
    per share                             $                9.80  $               19.21  $               11.15
                                          =====================  =====================  =====================
 Class C shares: (redemption price per
   share is equal to net asset value
   less any applicable contingent
   deferred sales charge) (Note 1)
   Net assets                             $           7,663,995  $          21,376,404  $          96,698,463
                                          =====================  =====================  =====================
   Shares of beneficial interest                        782,367              1,112,353              8,670,901
                                          =====================  =====================  =====================
   Net asset value and offering price
    per share (Note 1)                    $                9.80  $               19.22  $               11.15
                                          =====================  =====================  =====================
 Class Y shares:
   Net assets                             $          11,733,255  $                  --  $                  --
                                          =====================  =====================  =====================
   Shares of beneficial interest                      1,082,890                     --                     --
                                          =====================  =====================  =====================
   Net asset value, offering and
    redemption price per share            $               10.84  $                  --  $                  --
                                          =====================  =====================  =====================
(a) Including securities on loan with
 market values of:                        $          16,573,677  $          44,666,859  $          35,003,399
                                          =====================  =====================  =====================

                See accompanying notes to financial statements.

  Harris Associates                                                      Vaughan Nelson            Westpeak
   Large Cap Value     IXIS U.S. Diversified        IXIS Value             Small Cap            Capital Growth
        Fund                 Portfolio                 Fund                Value Fund                Fund
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
                       ---------------------  ---------------------  ---------------------  ---------------------

$         238,238,315  $         588,872,299  $         109,511,617  $         140,557,712  $          62,323,631
           27,723,191             96,421,587             18,488,105             12,620,610                152,140
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
          265,961,506            685,293,886            127,999,722            153,178,322             62,475,771
                  282                     --                116,001                     --                     73
                   --                  3,048                     --                     --                     --
               19,174                134,728                 51,958                613,748                  4,742
            4,554,814              5,557,356              1,573,370              2,217,555                     --
                2,737                     --                     --                  4,968                  7,568
              192,809                426,688                151,340                155,694                 40,294
                   --                  6,375                     43                     --                     --
                  584                 13,913                    920                  2,487                    358
                   --                     --                  4,690                 15,597                  2,899
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
          270,731,906            691,435,994            129,898,044            156,188,371             62,531,705
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
           13,010,211             75,130,129              8,910,402             31,207,203              5,455,932
            1,789,825              5,346,621                169,989              1,134,790                     --
              427,498              1,281,885                270,052                322,320                 85,562
              146,904                443,856                 73,635                 88,192                 34,485
              269,792                366,153                188,450                 99,425                101,920
               12,327                 29,091                  5,789                  5,780                  2,712
              307,708                545,355                126,734                166,358                104,002
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
           15,964,265             83,143,090              9,745,051             33,024,068              5,784,613
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
$         254,767,641  $         608,292,904  $         120,152,993  $         123,164,303  $          56,747,092
=====================  =====================  =====================  =====================  =====================
$         323,016,007  $         618,610,018  $          93,690,710  $         130,256,584  $         107,812,326
             (187,938)            (1,289,799)              (105,758)              (528,311)              (357,510)
          (95,783,619)          (105,448,952)             8,079,936            (19,184,580)           (50,859,864)
           27,723,191             96,421,637             18,488,105             12,620,610                152,140
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
$         254,767,641  $         608,292,904  $         120,152,993  $         123,164,303  $          56,747,092
=====================  =====================  =====================  =====================  =====================
$         178,291,004  $         384,343,282  $          98,624,292  $          71,618,358  $          46,916,709
=====================  =====================  =====================  =====================  =====================
           13,289,475             18,199,330             11,567,187              3,714,184              3,915,220
=====================  =====================  =====================  =====================  =====================
$               13.42  $               21.12  $                8.53  $               19.28  $               11.98
=====================  =====================  =====================  =====================  =====================
$               14.24  $               22.41  $                9.05  $               20.46  $               12.71
=====================  =====================  =====================  =====================  =====================

$          46,242,497  $         157,225,937  $          18,768,218  $          35,799,684  $           9,044,574
=====================  =====================  =====================  =====================  =====================
            3,695,901              8,368,563              2,456,381              2,014,328                878,411
=====================  =====================  =====================  =====================  =====================
$               12.51  $               18.79  $                7.64  $               17.77  $               10.30
=====================  =====================  =====================  =====================  =====================

$          17,370,142  $          46,329,626  $           2,760,483  $          15,746,261  $             785,809
=====================  =====================  =====================  =====================  =====================
            1,390,277              2,463,227                361,274                885,652                 76,459
=====================  =====================  =====================  =====================  =====================
$               12.49  $               18.81  $                7.64  $               17.78  $               10.28
=====================  =====================  =====================  =====================  =====================
$          12,863,998  $          20,394,059  $                  --  $                  --  $                  --
=====================  =====================  =====================  =====================  =====================
              929,926                908,257                     --                     --                     --
=====================  =====================  =====================  =====================  =====================
$               13.83  $               22.45  $                  --  $                  --  $                  --
=====================  =====================  =====================  =====================  =====================
$          12,744,565  $          74,028,354  $           8,733,294  $          30,408,314  $           5,474,635
=====================  =====================  =====================  =====================  =====================

                           STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2006 (unaudited)

                                               CGM Advisor            Hansberger          Harris Associates
                                             Targeted Equity         International          Focused Value
                                                  Fund                   Fund                   Fund
                                          ---------------------  ---------------------  ---------------------
                                          ---------------------  ---------------------  ---------------------
INVESTMENT INCOME
 Dividends                                $           7,272,824  $           2,525,356  $           1,496,617
 Interest                                               268,137                 32,480                245,574
 Securities lending income                               60,049                 56,627                 13,285
 Less net foreign taxes withheld                       (136,345)              (263,278)                  (450)
                                          ---------------------  ---------------------  ---------------------
                                                      7,464,665              2,351,185              1,755,026
                                          ---------------------  ---------------------  ---------------------
 Expenses
   Management fees                                    2,670,520                610,461              1,369,577
   Service fees - Class A                               871,919                121,616                 91,843
   Service and distribution fees -
    Class B                                             262,391                171,502                451,968
   Service and distribution fees -
    Class C                                              32,405                105,112                550,238
   Trustees' fees and expenses                           33,519                 12,104                 13,904
   Administrative fees                                  234,514                 41,301                 99,349
   Custodian fees and expenses                           32,573                 64,951                 16,843
   Transfer agent fees and expenses -
    Class A, Class B, Class C                           572,015                227,310                290,594
   Transfer agent fees and expenses -
    Class Y                                               4,899                     --                     --
   Audit fees                                            13,877                 19,504                 11,827
   Legal fees                                            24,181                  4,979                 13,317
   Shareholder reporting expenses                        73,811                 24,276                 43,013
   Registration fees                                     29,776                 20,590                 26,442
   Expense waiver recapture - Class Y
    (Note 4)                                                 --                     --                     --
   Miscellaneous expenses                                10,718                  6,177                  6,552
                                          ---------------------  ---------------------  ---------------------
 Total expenses                                       4,867,118              1,429,883              2,985,467
   Less reimbursement/waiver (Note 4)                        --                     --                     --
                                          ---------------------  ---------------------  ---------------------
 Net expenses                                         4,867,118              1,429,883              2,985,467
                                          ---------------------  ---------------------  ---------------------
 Net investment income (loss)                         2,597,547                921,302             (1,230,441)
                                          ---------------------  ---------------------  ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain (loss) on:
   Investments - net                                 23,387,677             11,582,491             22,212,904
   Foreign currency transactions - net                       --                (66,794)                    --
 Change in unrealized appreciation
   (depreciation) on:
   Investments - net                                  7,508,077             (1,285,911)           (20,895,004)
   Foreign currency translations - net                       --                 10,148                     --
                                          ---------------------  ---------------------  ---------------------
 Net realized and unrealized gain on
   investments and foreign currency
   transactions                                      30,895,754             10,239,934              1,317,900
                                          ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $          33,493,301  $          11,161,236  $              87,459
                                          =====================  =====================  =====================

                                            Harris Associates
                                             Large Cap Value
                                                  Fund
                                          ---------------------
                                          ---------------------
INVESTMENT INCOME
 Dividends                                $           2,012,289
 Interest                                                54,327
 Securities lending income                                2,969
 Less net foreign taxes withheld                             --
                                          ---------------------
                                                      2,069,585
                                          ---------------------
 Expenses
   Management fees                                      923,193
   Service fees - Class A                               229,439
   Service and distribution fees -
    Class B                                             264,234
   Service and distribution fees -
    Class C                                              94,379
   Trustees' fees and expenses                           17,503
   Administrative fees                                   90,441
   Custodian fees and expenses                           18,151
   Transfer agent fees and expenses -
    Class A, Class B, Class C                           370,555
   Transfer agent fees and expenses -
    Class Y                                               9,098
   Audit fees                                            12,047
   Legal fees                                            15,639
   Shareholder reporting expenses                        44,852
   Registration fees                                     30,863
   Expense waiver recapture - Class Y
    (Note 4)                                              2,887
   Miscellaneous expenses                                 7,074
                                          ---------------------
 Total expenses                                       2,130,355
   Less reimbursement/waiver (Note 4)                  (131,071)
                                          ---------------------
 Net expenses                                         1,999,284
                                          ---------------------
 Net investment income (loss)                            70,301
                                          ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain (loss) on:
   Investments - net                                 14,596,229
   Foreign currency transactions - net                       --
 Change in unrealized appreciation
   (depreciation) on:
   Investments - net                                (12,087,667)
   Foreign currency translations - net                       --
                                          ---------------------
 Net realized and unrealized gain on
   investments and foreign currency
   transactions                                       2,508,562
                                          ---------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $           2,578,863
                                          =====================

                See accompanying notes to financial statements.

                                                 Vaughan Nelson             Westpeak
IXIS U.S. Diversified        IXIS Value          Small Cap Value         Capital Growth
      Portfolio                 Fund                  Fund                    Fund
---------------------  ---------------------  ---------------------  ---------------------
---------------------  ---------------------  ---------------------  ---------------------
$           4,509,067  $           1,029,917  $             689,348  $             271,415
              165,909                 42,402                 78,798                 11,016
               92,639                  4,176                 16,614                  1,683
              (15,037)                (4,215)                    --                     --
---------------------  ---------------------  ---------------------  ---------------------
            4,752,578              1,072,280                784,760                284,114
---------------------  ---------------------  ---------------------  ---------------------
            2,843,572                462,137                539,361                222,387
              490,920                124,224                 82,883                 61,072
              849,960                105,035                193,636                 47,699
              240,858                 14,251                 74,121                  4,530
               26,148                 13,120                 11,478                 10,375
              194,087                 39,463                 32,495                 19,282
               37,737                 15,569                 12,419                 10,830
              823,465                160,793                222,701                135,929
               14,329                     --                     --                     --
               18,788                 14,925                 13,028                 12,101
               23,884                  5,984                  4,090                  2,497
               92,915                 19,537                 24,453                 17,432
               29,151                 21,680                 19,621                 17,886
                   --                     --                     --                     --
                8,333                  5,802                  4,537                  4,066
---------------------  ---------------------  ---------------------  ---------------------
            5,694,147              1,002,520              1,234,823                566,086
                   --                     --                (13,780)               (19,670)
---------------------  ---------------------  ---------------------  ---------------------
            5,694,147              1,002,520              1,221,043                546,416
---------------------  ---------------------  ---------------------  ---------------------
             (941,569)                69,760               (436,283)              (262,302)
---------------------  ---------------------  ---------------------  ---------------------

           36,022,385              8,601,412             10,124,490              2,042,829
                9,674                     --                     --                     --
           (6,324,777)            (3,338,936)               130,174               (888,908)
                   50                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
           29,707,332              5,262,476             10,254,664              1,153,921
---------------------  ---------------------  ---------------------  ---------------------
$          28,765,763  $           5,332,236  $           9,818,381  $             891,619
=====================  =====================  =====================  =====================

                      STATEMENTS OF CHANGES IN NET ASSETS



                                                          CGM Advisor Targeted Equity Fund
                                                    --------------------------------------------
                                                       Six Months Ended          Year Ended
                                                        June 30, 2006           December 31,
                                                         (unaudited)                2005
                                                    ---------------------  ---------------------
                                                    ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income (loss)                       $           2,597,547  $           5,455,563
 Net realized gain on investments and foreign
   currency transactions                                       23,387,677             84,395,181
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency translations                                        7,508,077              2,836,954
                                                    ---------------------  ---------------------
 Net increase (decrease) in net assets resulting
   from operations                                             33,493,301             92,687,698
                                                    ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
   Class A                                                     (4,328,157)            (1,593,713)
   Class B                                                       (344,673)               (75,336)
   Class C                                                        (50,730)                (4,738)
   Class Y                                                        (72,922)               (49,839)
 Net realized capital gain
   Class A                                                             --                     --
   Class B                                                             --                     --
   Class C                                                             --                     --
                                                    ---------------------  ---------------------
 Total distributions                                           (4,796,482)            (1,723,626)
                                                    ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 8)                          (31,127,555)           (87,386,245)
                                                    ---------------------  ---------------------
 Redemption fees
   Class A                                                            125                  7,519
   Class B                                                             10                    600
   Class C                                                              1                     39
   Class Y                                                              2                    110
                                                    ---------------------  ---------------------
                                                                      138                  8,268
                                                    ---------------------  ---------------------
 Net increase (decrease) in net assets                         (2,430,598)             3,586,095
                                                    ---------------------  ---------------------
NET ASSETS
 Beginning of the period                                      763,439,109            759,853,014
                                                    ---------------------  ---------------------
 End of the period                                  $         761,008,511  $         763,439,109
                                                    =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
 INCOME (LOSS)                                      $           1,957,721  $           4,156,656
                                                    =====================  =====================

                                                            Hansberger International Fund
                                                    --------------------------------------------
                                                       Six Months Ended          Year Ended
                                                        June 30, 2006           December 31,
                                                         (unaudited)                2005
                                                    ---------------------  ---------------------
                                                    ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income (loss)                       $             921,302  $             460,052
 Net realized gain on investments and foreign
   currency transactions                                       11,515,697             10,947,858
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency translations                                       (1,275,763)             8,310,253
                                                    ---------------------  ---------------------
 Net increase (decrease) in net assets resulting
   from operations                                             11,161,236             19,718,163
                                                    ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
   Class A                                                       (748,398)                    --
   Class B                                                       (278,489)                    --
   Class C                                                       (176,990)                    --
   Class Y                                                             --                     --
 Net realized capital gain
   Class A                                                     (1,171,107)                    --
   Class B                                                       (436,300)                    --
   Class C                                                       (277,416)                    --
                                                    ---------------------  ---------------------
 Total distributions                                           (3,088,700)                    --
                                                    ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 8)                            2,718,085            (13,245,555)
                                                    ---------------------  ---------------------
 Redemption fees
   Class A                                                          1,259                    411
   Class B                                                            425                    216
   Class C                                                            272                     88
   Class Y                                                             --                     --
                                                    ---------------------  ---------------------
                                                                    1,956                    715
                                                    ---------------------  ---------------------
 Net increase (decrease) in net assets                         10,792,577              6,473,323
                                                    ---------------------  ---------------------
NET ASSETS
 Beginning of the period                                      142,439,162            135,965,839
                                                    ---------------------  ---------------------
 End of the period                                  $         153,231,739  $         142,439,162
                                                    =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
 INCOME (LOSS)                                      $            (442,544) $            (159,969)
                                                    =====================  =====================

                See accompanying notes to financial statements.

    Harris Associates Focused Value Fund         Harris Associates Large Cap Value Fund
--------------------------------------------  --------------------------------------------
   Six Months Ended          Year Ended          Six Months Ended          Year Ended
    June 30, 2006           December 31,          June 30, 2006           December 31,
     (unaudited)                2005               (unaudited)                2005
---------------------  ---------------------  ---------------------  ---------------------
---------------------  ---------------------                         ---------------------
$          (1,230,441) $          (1,906,104) $              70,301  $             595,285
           22,212,904             57,991,221             14,596,229             25,778,595
          (20,895,004)           (40,207,477)           (12,087,667)           (29,282,480)
---------------------  ---------------------  ---------------------  ---------------------
               87,459             15,877,640              2,578,863             (2,908,600)
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --               (435,185)              (231,035)
                   --                     --               (124,956)               (81,761)
                   --                     --                (46,052)               (28,415)
                   --                     --                (30,568)               (16,672)
           (2,111,684)           (10,494,877)                    --                     --
           (2,779,035)           (12,897,474)                    --                     --
           (3,271,855)           (16,300,067)                    --                     --
---------------------  ---------------------  ---------------------  ---------------------
           (8,162,574)           (39,692,418)              (636,761)              (357,883)
---------------------  ---------------------  ---------------------  ---------------------
          (50,665,114)           (37,006,144)           (29,506,069)           (61,204,054)
---------------------  ---------------------  ---------------------  ---------------------
                  283                  6,748                     --                     --
                  353                  7,032                     --                     --
                  419                  9,087                     --                     --
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
                1,055                 22,867                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
          (58,739,174)           (60,798,055)           (27,563,967)           (64,470,537)
---------------------  ---------------------  ---------------------  ---------------------
          302,299,103            363,097,158            282,331,608            346,802,145
---------------------  ---------------------  ---------------------  ---------------------
$         243,559,929  $         302,299,103  $         254,767,641  $         282,331,608
=====================  =====================  =====================  =====================
$          (1,289,166) $             (58,725) $            (187,938) $             378,522
=====================  =====================  =====================  =====================

       IXIS U.S. Diversified Portfolio                       IXIS Value Fund
--------------------------------------------  --------------------------------------------
   Six Months Ended          Year Ended          Six Months Ended          Year Ended
    June 30, 2006           December 31,          June 30, 2006           December 31,
     (unaudited)                2005               (unaudited)                2005
---------------------  ---------------------  ---------------------  ---------------------
---------------------  ---------------------  ---------------------  ---------------------
$            (941,569) $          (5,426,695) $              69,760  $              36,516
           36,032,059             85,718,676              8,601,412             14,669,814
           (6,324,727)          (36, 729,033)            (3,338,936)            (7,165,564)
---------------------  ---------------------  ---------------------  ---------------------
           28,765,763             43,562,948              5,332,236              7,540,766
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                (34,389)                    --
                   --                     --                (10,477)                    --
                   --                     --                 (1,244)                    --
                   --                     --                     --                     --
                   --                     --             (1,779,572)           (12,510,896)
                   --                     --               (389,601)            (3,162,413)
                   --                     --                (55,512)              (411,818)
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --             (2,270,795)           (16,085,127)
---------------------  ---------------------  ---------------------  ---------------------
          (50,008,495)          (114,045,267)            (6,635,801)            (3,970,555)
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
          (21,242,732)           (70,482,319)            (3,574,360)           (12,514,916)
---------------------  ---------------------  ---------------------  ---------------------
          629,535,636            700,017,955            123,727,353            136,242,269
---------------------  ---------------------  ---------------------  ---------------------
$         608,292,904  $         629,535,636  $         120,152,993  $         123,727,353
=====================  =====================  =====================  =====================
$          (1,289,799) $            (348,230) $            (105,758) $            (129,408)
=====================  =====================  =====================  =====================

                                                         Vaughan Nelson Small Cap Value Fund
                                                    --------------------------------------------
                                                       Six Months Ended          Year Ended
                                                        June 30, 2006           December 31,
                                                         (unaudited)                2005
                                                    ---------------------  ---------------------
                                                    ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income (loss)                       $            (436,283) $            (950,930)
 Net realized gain on investments and foreign
   currency transactions                                       10,124,490             12,955,895
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency translations                                          130,174             (2,141,269)
                                                    ---------------------  ---------------------
 Net increase (decrease) in net assets resulting
   from operations                                              9,818,381              9,863,696
                                                    ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 8)                            1,979,597            (11,845,326)
                                                    ---------------------  ---------------------
 Redemption fees
   Class A                                                          2,676                  2,646
   Class B                                                          1,501                  2,033
   Class C                                                            595                    649
   Class Y                                                             --                     --
                                                    ---------------------  ---------------------
                                                                    4,772                  5,328
                                                    ---------------------  ---------------------
 Net increase (decrease) in net assets                         11,802,750             (1,976,302)
                                                    ---------------------  ---------------------
NET ASSETS
 Beginning of the period                                      111,361,553            113,337,855
                                                    ---------------------  ---------------------
 End of the period                                  $         123,164,303  $         111,361,553
                                                    =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
 INCOME (LOSS)                                      $            (528,311) $             (92,028)
                                                    =====================  =====================

                                                            Westpeak Capital Growth Fund
                                                    --------------------------------------------
                                                       Six Months Ended          Year Ended
                                                        June 30, 2006           December 31,
                                                         (unaudited)                2005
                                                    ---------------------  ---------------------
                                                    ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income (loss)                       $            (262,302) $            (632,456)
 Net realized gain on investments and foreign
   currency transactions                                        2,042,829                984,436
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency translations                                         (888,908)             1,466,262
                                                    ---------------------  ---------------------
 Net increase (decrease) in net assets resulting
   from operations                                                891,619              1,818,242
                                                    ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 8)                           (4,624,460)           (12,686,062)
                                                    ---------------------  ---------------------
 Redemption fees
   Class A                                                             --                     --
   Class B                                                             --                     --
   Class C                                                             --                     --
   Class Y                                                             --                     --
                                                    ---------------------  ---------------------
                                                                       --                     --
                                                    ---------------------  ---------------------
 Net increase (decrease) in net assets                         (3,732,841)           (10,867,820)
                                                    ---------------------  ---------------------
NET ASSETS
 Beginning of the period                                       60,479,933             71,347,753
                                                    ---------------------  ---------------------
 End of the period                                  $          56,747,092  $          60,479,933
                                                    =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
 INCOME (LOSS)                                      $            (357,510) $             (95,208)
                                                    =====================  =====================

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                            Income (loss) from investment operations:            Less distributions:
                                            ----------------------------------------  -----------------------------------------

                                 Net asset
                                  value,         Net                                    Dividends    Distributions
                                 beginning    investment    Net realized  Total from       from        from net
                                    of          income     and unrealized investment  net investment   realized        Total
                                  period      (loss) (b)    gain (loss)   operations      income     capital gains distributions
                                 ---------- ----------     -------------- ----------  -------------- ------------- -------------
CGM ADVISOR TARGETED EQUITY FUND
   Class A
  06/30/2006(g)                  $    10.22 $     0.04       $     0.41   $     0.45    $    (0.07)   $       --    $    (0.07)
  12/31/2005                           9.05       0.07             1.12         1.19         (0.02)           --         (0.02)
  12/31/2004                           7.94       0.01             1.10         1.11            --            --            --
  12/31/2003                           5.56      (0.03)            2.41         2.38            --            --            --
  12/31/2002                           7.81      (0.06)           (2.19)       (2.25)           --            --            --
  12/31/2001                           9.36      (0.03)           (1.49)       (1.52)        (0.03)           --         (0.03)
   Class B
  06/30/2006(g)                        9.48      (0.00)(e)         0.39         0.39         (0.07)           --         (0.07)
  12/31/2005                           8.45       0.00(e)          1.04         1.04         (0.01)           --         (0.01)
  12/31/2004                           7.47      (0.04)            1.02         0.98            --            --            --
  12/31/2003                           5.28      (0.07)            2.26         2.19            --            --            --
  12/31/2002                           7.47      (0.11)           (2.08)       (2.19)           --            --            --
  12/31/2001                           9.02      (0.09)           (1.43)       (1.52)        (0.03)           --         (0.03)
   Class C
  06/30/2006(g)                        9.48       0.00(e)          0.39         0.39         (0.07)           --         (0.07)
  12/31/2005                           8.45       0.00(e)          1.04         1.04         (0.01)           --         (0.01)
  12/31/2004                           7.47      (0.04)            1.02         0.98            --            --            --
  12/31/2003                           5.27      (0.07)            2.27         2.20            --            --            --
  12/31/2002                           7.47      (0.11)           (2.09)       (2.20)           --            --            --
  12/31/2001                           9.02      (0.09)           (1.43)       (1.52)        (0.03)           --         (0.03)
   Class Y
  06/30/2006(g)                       10.42       0.06             0.43         0.49         (0.07)           --         (0.07)
  12/31/2005                           9.23       0.10             1.14         1.24         (0.05)           --         (0.05)
  12/31/2004                           8.07       0.04             1.12         1.16            --            --            --
  12/31/2003                           5.63       0.01             2.43         2.44            --            --            --
  12/31/2002                           7.85      (0.02)           (2.20)       (2.22)           --            --            --
  12/31/2001                           9.37       0.01            (1.50)       (1.49)        (0.03)           --         (0.03)
HANSBERGER INTERNATIONAL FUND
   Class A
  06/30/2006(g)                  $    19.88 $     0.16       $     1.39   $     1.55    $    (0.16)   $    (0.25)   $    (0.41)
  12/31/2005                          17.12       0.11             2.65         2.76            --            --            --
  12/31/2004                          15.07       0.02             2.03         2.05            --            --            --
  12/31/2003                          10.84      (0.04)            4.27         4.23            --            --            --
  12/31/2002                          13.02      (0.05)           (2.08)       (2.13)        (0.05)           --         (0.05)
  12/31/2001                          14.42       0.13            (1.42)       (1.29)        (0.03)        (0.08)        (0.11)
   Class B
  06/30/2006(g)                       18.27       0.07             1.28         1.35         (0.16)        (0.25)        (0.41)
  12/31/2005                          15.85       0.00(e)          2.42         2.42            --            --            --
  12/31/2004                          14.06      (0.09)            1.88         1.79            --            --            --
  12/31/2003                          10.19      (0.12)            3.99         3.87            --            --            --
  12/31/2002                          12.32      (0.14)           (1.94)       (2.08)        (0.05)           --         (0.05)
  12/31/2001                          13.74       0.03            (1.36)       (1.33)        (0.01)        (0.08)        (0.09)






                                  Redemption
                                     fee
                                 ----------
CGM ADVISOR TARGETED EQUITY FUND
   Class A
  06/30/2006(g)                  $     0.00(e)
  12/31/2005                           0.00(e)
  12/31/2004                           0.00(e)
  12/31/2003                             --
  12/31/2002                             --
  12/31/2001                             --
   Class B
  06/30/2006(g)                        0.00(e)
  12/31/2005                           0.00(e)
  12/31/2004                           0.00(e)
  12/31/2003                             --
  12/31/2002                             --
  12/31/2001                             --
   Class C
  06/30/2006(g)                        0.00(e)
  12/31/2005                           0.00(e)
  12/31/2004                           0.00(e)
  12/31/2003                             --
  12/31/2002                             --
  12/31/2001                             --
   Class Y
  06/30/2006(g)                        0.00(e)
  12/31/2005                           0.00(e)
  12/31/2004                           0.00(e)
  12/31/2003                             --
  12/31/2002                             --
  12/31/2001                             --
HANSBERGER INTERNATIONAL FUND
   Class A
  06/30/2006(g)                  $     0.00(e)
  12/31/2005                           0.00(e)
  12/31/2004                           0.00(e)
  12/31/2003                             --
  12/31/2002                             --
  12/31/2001                             --
   Class B
  06/30/2006(g)                        0.00(e)
  12/31/2005                           0.00(e)
  12/31/2004                           0.00(e)
  12/31/2003                             --
  12/31/2002                             --
  12/31/2001                             --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Had certain expenses not been reduced during the period, total return would have been lower.
(d)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher. See Note 4.

                See accompanying notes to financial statements.

                                            Ratios to average net assets:
                                       ---------------------------------------

Net asset                  Net assets,
 value,          Total       end of       Gross         Net      Net investment Portfolio
 end of         return       period      expenses     expenses   income (loss)  turnover
 period         (%) (a)      (000's)     (%) (h)      (%) (h)       (%) (h)     rate (%)
----------    ---------    ----------- ---------    ---------    -------------- ---------
$    10.60          4.4    $  691,663       1.21          N/A           0.73           55
     10.22         13.2       694,121       1.28          N/A           0.78          196
      9.05         14.0       689,967       1.42          N/A           0.16          265
      7.94         42.8       724,214       1.57          N/A          (0.40)         261
      5.56        (28.8)      602,989       1.47          N/A          (0.86)         223
      7.81        (16.2)    1,012,161       1.38          N/A          (0.39)         243
      9.80          4.1        49,949       1.96          N/A          (0.02)          55
      9.48         12.4        53,005       2.03          N/A           0.03          196
      8.45         13.1        57,527       2.17          N/A          (0.58)         265
      7.47         41.5        56,880       2.32          N/A          (1.14)         261
      5.28        (29.3)       45,633       2.23          N/A          (1.62)         223
      7.47        (16.8)       78,744       2.13          N/A          (1.14)         243
      9.80          4.1         7,664       1.96          N/A           0.02           55
      9.48         12.4         5,133       2.04          N/A           0.03          196
      8.45         13.1         3,214       2.17          N/A          (0.58)         265
      7.47         41.8         2,647       2.32          N/A          (1.14)         261
      5.27        (29.5)        2,187       2.23          N/A          (1.62)         223
      7.47        (16.8)        4,162       2.13          N/A          (1.14)         243
     10.84          4.6        11,733       0.90          N/A           1.05           55
     10.42         13.4        11,181       1.07          N/A           0.99          196
      9.23         14.4         9,145       1.08          N/A           0.51          265
      8.07         43.3         7,773       1.03          N/A           0.16          261
      5.63        (28.3)        5,522       0.92          N/A          (0.31)         223
      7.85        (15.9)        8,785       0.87          N/A           0.13          243
$    21.02          8.0    $   99,463       1.60          N/A           1.48           29
     19.88         16.1        89,663       1.81          N/A           0.62           45
     17.12         13.6(c)     73,707       1.92(f)      1.91(d)        0.14           81
     15.07         39.0(c)     59,762       2.32(f)      2.30(d)       (0.34)          92
     10.84        (16.4)       50,053       2.19          N/A          (0.45)          91
     13.02         (9.0)       71,536       2.12          N/A           0.98          110
     19.21          7.6        32,392       2.35          N/A           0.71           29
     18.27         15.3        33,388       2.55          N/A          (0.02)          45
     15.85         12.7(c)     45,213       2.67(f)      2.66(d)       (0.60)          81
     14.06         38.0(c)     60,296       3.07(f)      3.05(d)       (1.09)          92
     10.19        (17.0)       53,306       2.94          N/A          (1.20)          91
     12.32         (9.7)       82,861       2.87          N/A           0.23          110

(e)Amount rounds to less than $0.01 per share.
(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.
(g)For the six months ended June 30, 2006 (unaudited).
(h)Computed on an annualized basis for periods less than one year.

For a share outstanding throughout each period.

                                                     Income (loss) from investment operations:
                                                     ----------------------------------------
                                          Net asset
                                           value,        Net
                                          beginning   investment    Net realized   Total from
                                             of         income     and unrealized  investment
                                           period     (loss) (b)    gain (loss)    operations
                                          ---------- ----------    --------------  ----------
HANSBERGER INTERNATIONAL FUND (continued)
   Class C
  06/30/2006(j)                           $    18.28 $     0.07      $     1.28    $     1.35
  12/31/2005                                   15.86      (0.02)           2.44          2.42
  12/31/2004                                   14.06      (0.09)           1.89          1.80
  12/31/2003                                   10.19      (0.12)           3.99          3.87
  12/31/2002                                   12.33      (0.14)          (1.95)        (2.09)
  12/31/2001                                   13.75       0.03           (1.36)        (1.33)
HARRIS ASSOCIATES FOCUSED VALUE FUND
   Class A
  06/30/2006(j)                           $    12.08 $    (0.02)     $     0.00(h) $    (0.02)
  12/31/2005                                   13.06       0.00(h)         0.76          0.76
  12/31/2004                                   11.79      (0.02)           1.29          1.27
  12/31/2003                                    9.24      (0.03)           2.58          2.55
  12/31/2002                                   10.96      (0.03)          (1.69)        (1.72)
  12/31/2001(f)                                10.00      (0.01)           0.97          0.96
   Class B
  06/30/2006(j)                                11.59      (0.06)           0.00(h)      (0.06)
  12/31/2005                                   12.69      (0.10)           0.74          0.64
  12/31/2004                                   11.55      (0.11)           1.25          1.14
  12/31/2003                                    9.12      (0.10)           2.53          2.43
  12/31/2002                                   10.90      (0.11)          (1.67)        (1.78)
  12/31/2001(f)                                10.00      (0.07)           0.97          0.90
   Class C
  06/30/2006(j)                                11.59      (0.06)           0.00(h)      (0.06)
  12/31/2005                                   12.69      (0.10)           0.74          0.64
  12/31/2004                                   11.55      (0.11)           1.25          1.14
  12/31/2003                                    9.12      (0.10)           2.53          2.43
  12/31/2002                                   10.90      (0.11)          (1.67)        (1.78)
  12/31/2001(f)                                10.00      (0.07)           0.97          0.90
HARRIS ASSOCIATES LARGE CAP VALUE FUND
   Class A
  06/30/2006(j)                           $    13.33 $     0.02      $     0.10    $     0.12
  12/31/2005                                   13.37       0.05           (0.08)        (0.03)
  12/31/2004                                   12.25       0.04            1.08          1.12
  12/31/2003                                    9.42       0.01            2.82          2.83
  12/31/2002                                   11.78       0.01           (2.37)        (2.36)
  12/31/2001                                   13.79      (0.01)          (2.00)        (2.01)
   Class B
  06/30/2006(j)                                12.48      (0.03)           0.09          0.06
  12/31/2005                                   12.62      (0.04)          (0.09)        (0.13)
  12/31/2004                                   11.64      (0.05)           1.03          0.98
  12/31/2003                                    9.02      (0.07)           2.69          2.62
  12/31/2002                                   11.37      (0.07)          (2.28)        (2.35)
  12/31/2001                                   13.40      (0.10)          (1.93)        (2.03)

                                                     Less distributions:
                                          -----------------------------------------

                                            Dividends    Distributions
                                               from        from net
                                          net investment   realized        Total      Redemption
                                              income     capital gains distributions     fee
                                          -------------- ------------- ------------- ----------
HANSBERGER INTERNATIONAL FUND (continued)
   Class C
  06/30/2006(j)                             $    (0.16)   $    (0.25)   $    (0.41)  $     0.00(h)
  12/31/2005                                        --            --            --         0.00(h)
  12/31/2004                                        --            --            --         0.00(h)
  12/31/2003                                        --            --            --           --
  12/31/2002                                     (0.05)           --         (0.05)          --
  12/31/2001                                     (0.01)        (0.08)        (0.09)          --
HARRIS ASSOCIATES FOCUSED VALUE FUND
   Class A
  06/30/2006(j)                             $       --    $    (0.38)   $    (0.38)  $     0.00(h)
  12/31/2005                                        --         (1.74)        (1.74)        0.00(h)
  12/31/2004                                        --            --            --         0.00(h)
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
  12/31/2001(f)                                     --            --            --           --
   Class B
  06/30/2006(j)                                     --         (0.38)        (0.38)        0.00(h)
  12/31/2005                                        --         (1.74)        (1.74)        0.00(h)
  12/31/2004                                        --            --            --         0.00(h)
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
  12/31/2001(f)                                     --            --            --           --
   Class C
  06/30/2006(j)                                     --         (0.38)        (0.38)        0.00(h)
  12/31/2005                                        --         (1.74)        (1.74)        0.00(h)
  12/31/2004                                        --            --            --         0.00(h)
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
  12/31/2001(f)                                     --            --            --           --
HARRIS ASSOCIATES LARGE CAP VALUE FUND
   Class A
  06/30/2006(j)                             $    (0.03)   $       --    $    (0.03)  $       --
  12/31/2005                                     (0.01)           --         (0.01)          --
  12/31/2004                                        --            --            --           --
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
  12/31/2001                                        --            --            --           --
   Class B
  06/30/2006(j)                                  (0.03)           --         (0.03)          --
  12/31/2005                                     (0.01)           --         (0.01)          --
  12/31/2004                                        --            --            --           --
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
  12/31/2001                                        --            --            --           --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher. See Note 4.
(d)Had certain expenses not been reduced during the period, total return would have been lower.

                See accompanying notes to financial statements.

                                          Ratios to average net assets:
                                     ---------------------------------------

                         Net assets,
Net asset      Total       end of       Gross         Net      Net investment  Portfolio
value, end    return       period      expenses     expenses   income (loss)   turnover
of period     (%) (a)      (000's)     (%) (g)      (%) (g)       (%) (g)      rate (%)
---------- ---------     ----------- ---------    ---------    -------------- ---------
  $19.22         7.6     $   21,376       2.35          N/A           0.75           29
   18.28        15.3         19,388       2.56          N/A          (0.11)          45
   15.86        12.8(d)      17,046       2.67(i)      2.66(c)       (0.63)          81
   14.06        38.0(d)      12,557       3.07(i)      3.05(c)       (1.09)          92
   10.19       (17.0)        11,013       2.94          N/A          (1.20)          91
   12.33        (9.7)        16,493       2.87          N/A           0.23          110
  $11.68        (0.1)    $   65,193       1.63          N/A          (0.35)          25
   12.08         5.7         82,298       1.68          N/A          (0.04)          39
   13.06        10.8        108,042       1.70          N/A          (0.15)          26
   11.79        27.6(d)      95,957       1.84(i)      1.70(c)       (0.28)          30
    9.24       (15.7)(d)     68,660       1.79(i)      1.70(c)       (0.35)          12
   10.96         9.6(d)      45,987       2.08(i)      1.70(c)       (0.08)          10
   11.15        (0.4)        81,669       2.38          N/A          (1.10)          25
   11.59         5.0         97,256       2.43          N/A          (0.80)          39
   12.69         9.9        110,275       2.45          N/A          (0.90)          26
   11.55        26.6(d)     107,017       2.59(i)      2.45(c)       (1.03)          30
    9.12       (16.3)(d)     85,794       2.54(i)      2.45(c)       (1.10)          12
   10.90         9.0(d)      62,671       2.83(i)      2.45(c)       (0.83)          10
   11.15        (0.4)        96,698       2.38          N/A          (1.10)          25
   11.59         5.0        122,745       2.43          N/A          (0.79)          39
   12.69         9.9        144,780       2.45          N/A          (0.90)          26
   11.55        26.6(d)     124,427       2.59(i)      2.45(c)       (1.03)          30
    9.12       (16.3)(d)     86,269       2.54(i)      2.45(c)       (1.10)          12
   10.90         9.0(d)      34,406       2.83(i)      2.45(c)       (0.86)          10
  $13.42         0.9(d)  $  178,291       1.40(i)      1.30(c)        0.24           13
   13.33        (0.2)(d)    188,763       1.46(i)      1.30(c)        0.40           39
   13.37         9.1(d)     222,434       1.49(i)      1.30(c)        0.30           27
   12.25        30.0(d)     215,259       1.62(i)      1.45(c)        0.07           30(e)
    9.42       (20.0)       130,751       1.56          N/A           0.07          195
   11.78       (14.6)       211,138       1.46          N/A          (0.05)         154
   12.51         0.5(d)      46,242       2.15(i)      2.05(c)       (0.51)          13
   12.48        (1.0)(d)     59,035       2.21(i)      2.05(c)       (0.35)          39
   12.62         8.4(d)      79,949       2.24(i)      2.05(c)       (0.46)          27
   11.64        29.1(d)      91,085       2.37(i)      2.20(c)       (0.69)          30(e)
    9.02       (20.7)        71,436       2.31          N/A          (0.68)         195
   11.37       (15.1)       120,361       2.21          N/A          (0.80)         154

(e)Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.
(f)For the period March 15, 2001, (inception) through December 31, 2001.
(g)Computed on an annualized basis for periods less than one year.
(h)Amount rounds to less than $0.01 per share.
(i)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.
(j)For the six months ended June 30, 2006 (unaudited).

For a share outstanding throughout each period.

                                                   Income (loss) from investment operations:
                                                   ----------------------------------------

                                     Net asset
                                      value,          Net
                                     beginning     investment    Net realized   Total from
                                        of           income     and unrealized  investment
                                      period       (loss) (b)    gain (loss)    operations
                                      ----------   ----------   --------------  ----------
HARRIS ASSOCIATES LARGE CAP VALUE FUND (continued)
   Class C
  06/30/2006(g)                      $    12.46    $    (0.03)    $     0.09    $     0.06
  12/31/2005                              12.60         (0.04)         (0.09)        (0.13)
  12/31/2004                              11.63         (0.05)          1.02          0.97
  12/31/2003                               9.01         (0.07)          2.69          2.62
  12/31/2002                              11.36         (0.07)         (2.28)        (2.35)
  12/31/2001                              13.38         (0.10)         (1.92)        (2.02)
   Class Y
  06/30/2006(g)                           13.72          0.03           0.11          0.14
  12/31/2005                              13.74          0.09          (0.10)        (0.01)
  12/31/2004                              12.54          0.07           1.13          1.20
  12/31/2003                               9.59          0.06           2.89          2.95
  12/31/2002                              11.93          0.07          (2.41)        (2.34)
  12/31/2001                              13.87          0.06          (2.00)        (1.94)
IXIS U.S. DIVERSIFIED PORTFOLIO
   Class A
  06/30/2006(g)                      $    20.17    $    (0.01)    $     0.96    $     0.95
  12/31/2005                              18.75         (0.11)          1.53          1.42
  12/31/2004                              16.61         (0.12)          2.26          2.14
  12/31/2003                              12.43         (0.13)          4.31          4.18
  12/31/2002                              15.90         (0.11)         (3.36)        (3.47)
  12/31/2001                              17.55         (0.05)         (1.59)        (1.64)
   Class B
  06/30/2006(g)                           18.01         (0.07)          0.85          0.78
  12/31/2005                              16.87         (0.22)          1.36          1.14
  12/31/2004                              15.06         (0.23)          2.04          1.81
  12/31/2003                              11.35         (0.22)          3.93          3.71
  12/31/2002                              14.64         (0.20)         (3.09)        (3.29)
  12/31/2001                              16.29         (0.16)         (1.48)        (1.64)
   Class C
  06/30/2006(g)                           18.03         (0.07)          0.85          0.78
  12/31/2005                              16.89         (0.22)          1.36          1.14
  12/31/2004                              15.08         (0.23)          2.04          1.81
  12/31/2003                              11.37         (0.22)          3.93          3.71
  12/31/2002                              14.66         (0.20)         (3.09)        (3.29)
  12/31/2001                              16.30         (0.16)         (1.47)        (1.63)
   Class Y
  06/30/2006(g)                           21.41          0.04           1.00          1.04
  12/31/2005                              19.82         (0.03)          1.62          1.59
  12/31/2004                              17.46         (0.05)          2.41          2.36
  12/31/2003                              12.98         (0.04)          4.52          4.48
  12/31/2002                              16.50         (0.02)         (3.50)        (3.52)
  12/31/2001                              18.13          0.04          (1.66)        (1.62)

                                                Less distributions:
                                     -----------------------------------------


                                       Dividends    Distributions
                                          from        from net
                                     net investment   realized        Total
                                         income     capital gains distributions
                                     -------------- ------------- -------------
HARRIS ASSOCIATES LARGE CAP VALUE FUND (continued)
   Class C
  06/30/2006(g)                        $    (0.03)   $       --    $    (0.03)
  12/31/2005                                (0.01)           --         (0.01)
  12/31/2004                                   --            --            --
  12/31/2003                                   --            --            --
  12/31/2002                                   --            --            --
  12/31/2001                                   --            --            --
   Class Y
  06/30/2006(g)                             (0.03)           --         (0.03)
  12/31/2005                                (0.01)           --         (0.01)
  12/31/2004                                   --            --            --
  12/31/2003                                   --            --            --
  12/31/2002                                   --            --            --
  12/31/2001                                   --            --            --
IXIS U.S. DIVERSIFIED PORTFOLIO
   Class A
  06/30/2006(g)                        $       --    $       --    $       --
  12/31/2005                                   --            --            --
  12/31/2004                                   --            --            --
  12/31/2003                                   --            --            --
  12/31/2002                                   --            --            --
  12/31/2001                                   --         (0.01)        (0.01)
   Class B
  06/30/2006(g)                                --            --            --
  12/31/2005                                   --            --            --
  12/31/2004                                   --            --            --
  12/31/2003                                   --            --            --
  12/31/2002                                   --            --            --
  12/31/2001                                   --         (0.01)        (0.01)
   Class C
  06/30/2006(g)                                --            --            --
  12/31/2005                                   --            --            --
  12/31/2004                                   --            --            --
  12/31/2003                                   --            --            --
  12/31/2002                                   --            --            --
  12/31/2001                                   --         (0.01)        (0.01)
   Class Y
  06/30/2006(g)                                --            --            --
  12/31/2005                                   --            --            --
  12/31/2004                                   --            --            --
  12/31/2003                                   --            --            --
  12/31/2002                                   --            --            --
  12/31/2001                                   --         (0.01)        (0.01)

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher. See Note 4.
(d)Had certain expenses not been reduced during the period, total return would have been lower.

                See accompanying notes to financial statements.

                                          Ratios to average net assets:
                                     ---------------------------------------

Net asset                Net assets,
 value,        Total       end of       Gross         Net      Net investment  Portfolio
 end of       return       period      expenses     expenses       income      turnover
 period       (%) (a)      (000's)     (%) (h)      (%) (h)    (loss) (%) (h)  rate (%)
---------- ---------     ----------- ---------    ---------    -------------- ---------
$    12.49       0.5(d)  $   17,370       2.15(f)      2.05(c)       (0.51)          13
     12.46      (1.0)(d)     20,308       2.21(f)      2.05(c)       (0.35)          39
     12.60       8.3(d)      26,392       2.24(f)      2.05(c)       (0.42)          27
     11.63      29.1(d)      15,553       2.37(f)      2.20(c)       (0.69)          30(e)
      9.01     (20.7)         6,440       2.31          N/A          (0.68)         195
     11.36     (15.1)        10,553       2.21          N/A          (0.80)         154
     13.83      1.10(d)      12,864       1.05(i)       N/A           0.49           13
     13.72      (0.0)(d)     14,226       1.09(f)      1.05(c)        0.65           39
     13.74       9.6         18,027       0.99          N/A           0.58           27
     12.54      30.8         26,545       1.01          N/A           0.51           30(e)
      9.59     (19.6)        10,569       0.96          N/A           0.66          195
     11.93     (14.0)        11,918       0.91          N/A           0.52          154
$    21.12       4.7     $  384,343       1.56          N/A          (0.05)          37
     20.17       7.6        386,084       1.73          N/A          (0.57)          97
     18.75      12.9        392,726       1.87          N/A          (0.71)         104
     16.61      33.6        354,755       1.99          N/A          (0.94)         102
     12.43     (21.8)       269,180       1.89          N/A          (0.75)          95
     15.90      (9.4)       389,405       1.83          N/A          (0.31)         183
     18.79       4.3        157,226       2.31          N/A          (0.80)          37
     18.01       6.8        174,745       2.48          N/A          (1.32)          97
     16.87      12.0        223,349       2.62          N/A          (1.50)         104
     15.06      32.7        272,533       2.74          N/A          (1.69)         102
     11.35     (22.5)       282,361       2.64          N/A          (1.50)          95
     14.64     (10.1)       491,614       2.58          N/A          (1.06)         183
     18.81       4.3         46,330       2.31          N/A          (0.80)          37
     18.03       6.8         48,262       2.48          N/A          (1.32)          97
     16.89      12.0         58,883       2.62          N/A          (1.48)         104
     15.08      32.6         60,783       2.74          N/A          (1.69)         102
     11.37     (22.4)        54,291       2.64          N/A          (1.50)          95
     14.66     (10.0)        87,245       2.58          N/A          (1.06)         183
     22.45       4.9         20,394       1.17          N/A           0.33           37
     21.41       8.0         20,445       1.32          N/A          (0.16)          97
     19.82      13.5         25,060       1.33          N/A          (0.27)         104
     17.46      34.5         47,485       1.34          N/A          (0.30)         102
     12.98     (21.3)        37,911       1.29          N/A          (0.15)          95
     16.50      (9.0)        55,970       1.29          N/A           0.23          183

(e)Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.
(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.
(g)For the six months ended June 30, 2006 (unaudited).
(h)Computed on an annualized basis for periods less than one year.
(i)Includes expense waiver recapture of 0.04%. See Note 4.

For a share outstanding throughout each period.

                                              Income (loss) from investment operations:     Less distributions:
                                              ---------------------------------------   --------------------------
                                    Net asset
                                     value,      Net                                    Distributions
                                    beginning investment     Net realized   Total from    from net
                                       of       income      and unrealized  investment    realized        Total     Redemption
                                     period   (loss) (b)     gain (loss)    operations  capital gains distributions    fee
                                    --------- ----------    --------------  ----------  ------------- ------------- ----------
IXIS VALUE FUND
   Class A
  06/30/2006(e)                      $ 8.32     $ 0.01          $ 0.36        $ 0.37       $(0.16)       $(0.16)      $  --
  12/31/2005                           8.92       0.02            0.54          0.56        (1.16)        (1.16)         --
  12/31/2004                           8.16       0.00(c)         0.93          0.93        (0.17)        (0.17)         --
  12/31/2003                           6.20      (0.01)           1.97          1.96           --            --          --
  12/31/2002                           7.70      (0.01)          (1.49)        (1.50)          --            --          --
  12/31/2001                           7.60      (0.02)           0.12          0.10           --            --          --
   Class B
  06/30/2006(e)                        7.51      (0.02)           0.31          0.29        (0.16)        (0.16)         --
  12/31/2005                           8.21      (0.05)           0.51          0.46        (1.16)        (1.16)         --
  12/31/2004                           7.57      (0.06)           0.87          0.81        (0.17)        (0.17)         --
  12/31/2003                           5.80      (0.06)           1.83          1.77           --            --          --
  12/31/2002                           7.26      (0.06)          (1.40)        (1.46)          --            --          --
  12/31/2001                           7.22      (0.07)           0.11          0.04           --            --          --
   Class C
  06/30/2006(e)                        7.50      (0.02)           0.32          0.30        (0.16)        (0.16)         --
  12/31/2005                           8.21      (0.05)           0.50          0.45        (1.16)        (1.16)         --
  12/31/2004                           7.57      (0.05)           0.86          0.81        (0.17)        (0.17)         --
  12/31/2003                           5.80      (0.06)           1.83          1.77           --            --          --
  12/31/2002                           7.26      (0.06)          (1.40)        (1.46)          --            --          --
  12/31/2001                           7.22      (0.07)           0.11          0.04           --            --          --
VAUGHAN NELSON SMALL CAP VALUE FUND
   Class A
  06/30/2006(e)                      $17.69     $(0.04)         $ 1.63        $ 1.59       $   --        $   --       $0.00(c)
  12/31/2005                          16.07      (0.08)           1.70          1.62           --            --        0.00(c)
  12/31/2004                          13.94      (0.13)           2.26          2.13           --            --        0.00(c)
  12/31/2003                          10.05      (0.19)           4.08          3.89           --            --          --
  12/31/2002                          14.52      (0.21)          (4.26)        (4.47)          --            --          --
  12/31/2001                          16.51      (0.21)          (1.78)        (1.99)          --            --          --
   Class B
  06/30/2006(e)                       16.36      (0.10)           1.51          1.41           --            --        0.00(c)
  12/31/2005                          14.97      (0.19)           1.58          1.39           --            --        0.00(c)
  12/31/2004                          13.08      (0.22)           2.11          1.89           --            --        0.00(c)
  12/31/2003                           9.51      (0.26)           3.83          3.57           --            --          --
  12/31/2002                          13.84      (0.28)          (4.05)        (4.33)          --            --          --
  12/31/2001                          15.86      (0.30)          (1.72)        (2.02)          --            --          --
   Class C
  06/30/2006(e)                       16.37      (0.10)           1.51          1.41           --            --        0.00(c)
  12/31/2005                          14.98      (0.19)           1.58          1.39           --            --        0.00(c)
  12/31/2004                          13.09      (0.22)           2.11          1.89           --            --        0.00(c)
  12/31/2003                           9.51      (0.26)           3.84          3.58           --            --          --
  12/31/2002                          13.84      (0.28)          (4.05)        (4.33)          --            --          --
  12/31/2001                          15.86      (0.30)          (1.72)        (2.02)          --            --          --


(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Amount rounds to less than $0.01 per share.
(d)Effect of voluntary waiver of expenses by advisor was less than 0.005%.
(e)For the six months ended June 30, 2006 (unaudited).

                See accompanying notes to financial statements.

                                          Ratios to average net assets
                                    ---------------------------------------

Net asset               Net assets,
 value,       Total       end of       Gross         Net      Net investment Portfolio
 end of      return       period      expenses     expenses   income (loss)  turnover
 period      (%) (a)      (000's)     (%) (f)      (%) (f)       (%) (f)     rate (%)
---------- ---------    ----------- ---------    ---------    -------------- ---------
$     8.53       4.5    $   98,624       1.48          N/A           0.26           30
      8.32       6.2        98,353       1.60(d)       N/A           0.19           62
      8.92      11.4       105,359       1.66          N/A           0.03           56
      8.16      31.6       110,228       1.81          N/A          (0.15)          75
      6.20     (19.5)       99,894       1.68          N/A          (0.21)          67
      7.70       1.3       137,855       1.64          N/A          (0.28)          77
      7.64       3.9        18,768       2.23          N/A          (0.50)          30
      7.51       5.5        22,458       2.35(d)       N/A          (0.56)          62
      8.21      10.7        27,804       2.41          N/A          (0.72)          56
      7.57      30.5        30,029       2.56          N/A          (0.90)          75
      5.80     (20.1)       27,808       2.43          N/A          (0.96)          67
      7.26       0.6        44,325       2.39          N/A          (1.03)          77
      7.64       4.1         2,760       2.23          N/A          (0.50)          30
      7.50       5.4         2,916       2.35(d)       N/A          (0.56)          62
      8.21      10.7         3,079       2.41          N/A          (0.70)          56
      7.57      30.5         2,134       2.56          N/A          (0.90)          75
      5.80     (20.1)        2,047       2.43          N/A          (0.96)          67
      7.26       0.6         2,833       2.39          N/A          (1.03)          77
$    19.28       9.0(h) $   71,618       1.72(i)      1.70(g)       (0.38)          40
     17.69      10.1        58,963       1.92          N/A          (0.47)          80
     16.07      15.3        45,138       2.01          N/A          (0.89)         172
     13.94      38.7        45,442       2.33          N/A          (1.69)         156
     10.05     (30.8)       38,441       2.13          N/A          (1.72)         160
     14.52     (12.1)       69,873       2.08          N/A          (1.43)         174
     17.77       8.6(h)     35,800       2.48(i)      2.46(g)       (1.17)          40
     16.36       9.3        38,732       2.66          N/A          (1.24)          80
     14.97      14.5        54,652       2.76          N/A          (1.65)         172
     13.08      37.5        55,662       3.08          N/A          (2.44)         156
      9.51     (31.3)       46,215       2.88          N/A          (2.47)         160
     13.84     (12.7)       82,060       2.83          N/A          (2.18)         174
     17.78       8.6(h)     15,746       2.47(i)      2.45(g)       (1.14)          40
     16.37       9.3        13,667       2.67          N/A          (1.23)          80
     14.98      14.4        13,549       2.76          N/A          (1.63)         172
     13.09      37.6        12,042       3.08          N/A          (2.44)         156
      9.51     (31.3)       10,930       2.88          N/A          (2.47)         160
     13.84     (12.7)       22,047       2.83          N/A          (2.18)         174


(f)Computed on an annualized basis for periods less than one year.
(g)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher. See Note 4.
(h)Had certain expenses not been reduced during the period, total return would have been lower.
(i)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.

For a share outstanding throughout each period.

                                        Income (loss) from investment operations:     Less distributions:
                                        ----------------------------------------  --------------------------
                             Net asset
                              value,         Net                                  Distributions
                             beginning    investment    Net realized  Total from    from net
                                of          income     and unrealized investment    realized        Total
                              period      (loss) (b)    gain (loss)   operations  capital gains distributions
                             ---------- ----------     -------------- ----------  ------------- -------------
WESTPEAK CAPITAL GROWTH FUND
   Class A
  06/30/2006(d)              $    11.81 $    (0.05)      $     0.22   $     0.17   $       --    $       --
  12/31/2005                      11.43      (0.10)            0.48         0.38           --            --
  12/31/2004                      10.87      (0.02)(c)         0.58         0.56           --            --
  12/31/2003                       8.58      (0.08)            2.37         2.29           --            --
  12/31/2002                      11.93      (0.09)           (3.26)       (3.35)          --            --
  12/31/2001                      15.04      (0.13)           (2.95)       (3.08)       (0.03)        (0.03)
   Class B
  06/30/2006(d)                   10.19      (0.08)            0.19         0.11           --            --
  12/31/2005                       9.94      (0.16)            0.41         0.25           --            --
  12/31/2004                       9.52      (0.09)(c)         0.51         0.42           --            --
  12/31/2003                       7.56      (0.13)            2.09         1.96           --            --
  12/31/2002                      10.61      (0.15)           (2.90)       (3.05)          --            --
  12/31/2001                      13.47      (0.20)           (2.63)       (2.83)       (0.03)        (0.03)
   Class C
  06/30/2006(d)                   10.17      (0.08)            0.19         0.11           --            --
  12/31/2005                       9.92      (0.16)            0.41         0.25           --            --
  12/31/2004                       9.50      (0.09)(c)         0.51         0.42           --            --
  12/31/2003                       7.56      (0.13)            2.07         1.94           --            --
  12/31/2002                      10.60      (0.14)           (2.90)       (3.04)          --            --
  12/31/2001                      13.47      (0.20)           (2.64)       (2.84)       (0.03)        (0.03)



(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Includes special one-time distribution from Microsoft Corp. Without this distribution, net investment loss per share would have been $(0.08), $(0.14) and $(0.14) for Class A, Class B and Class C shares, respectively, and the ratio of net investment loss to average net assets would have been (0.76)%, (1.52)% and (1.51)% for Class A, Class B and Class C shares, respectively.
(d)For the six months ended June 30, 2006 (unaudited).

                See accompanying notes to financial statements.

                                          Ratios to average net assets:
                                    -------------------------------------

Net asset               Net assets,
 value,       Total       end of       Gross         Net      Net investment  Portfolio
 end of      return       period      Expenses     Expenses   income (loss)   turnover
 period      (%) (a)      (000's)     (%) (h)      (%) (e)       (%) (e)      rate (%)
---------- ---------    ----------- ---------    ---------    --------------  ---------
$    11.98       1.4(g) $   46,917       1.78(e)      1.71(f)       (0.75)           76
     11.81       3.3        49,680       1.88          N/A          (0.84)          132
     11.43       5.2        57,420       1.89          N/A          (0.18)(c)       121
     10.87      26.7        63,380       1.93          N/A          (0.85)          107
      8.58     (28.1)       58,729       1.75          N/A          (0.84)          103
     11.93     (20.5)       98,412       1.62          N/A          (0.99)           90
     10.30       1.1(g)      9,045       2.53(e)      2.46(f)       (1.50)           76
     10.19       2.5         9,864       2.63          N/A          (1.59)          132
      9.94       4.4        12,916       2.64          N/A          (0.97)(c)       121
      9.52      25.9        16,485       2.68          N/A          (1.60)          107
      7.56     (28.8)       16,267       2.50          N/A          (1.59)          103
     10.61     (21.0)       35,409       2.37          N/A          (1.74)           90
     10.28       1.1(g)        786       2.53(e)      2.46(f)       (1.50)           76
     10.17       2.5           936       2.63          N/A          (1.59)          132
      9.92       4.4         1,013       2.64          N/A          (0.94)(c)       121
      9.50      25.7         1,174       2.68          N/A          (1.60)          107
      7.56     (28.7)          847       2.50          N/A          (1.59)          103
     10.60     (21.1)        1,745       2.37          N/A          (1.74)           90



(e)Computed on an annualized basis for periods less than one year.
(f)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher. See Note 4.
(g)Had certain expenses not been reduced during the period, total return would have been lower.
(h)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.

                         NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization. IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and IXIS Advisor Funds Trust III (the "Trusts" and each a "Trust") are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and collectively, the "Funds"). Information presented in these financial statements pertains to certain equity Funds of the Trusts; the financial statements for the other funds of the Trusts are presented in separate reports. The following Funds are included in this report:

IXIS Advisor Funds Trust I:
CGM Advisor Targeted Equity Fund (the "Targeted Equity Fund")
Hansberger International Fund (the "International Fund")
IXIS U.S. Diversified Portfolio (the "U.S. Diversified Portfolio") IXIS Value Fund (the "Value Fund")
Vaughan Nelson Small Cap Value Fund (the "Small Cap Value Fund")
Westpeak Capital Growth Fund (the "Capital Growth Fund")

IXIS Advisor Funds Trust II:
Harris Associates Large Cap Value Fund (the "Large Cap Value Fund")

IXIS Advisor Funds Trust III:
Harris Associates Focused Value Fund (the "Focused Value Fund")

Each Fund offers Class A, Class B, and Class C shares. Targeted Equity Fund, Large Cap Value Fund and U.S. Diversified Portfolio also offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares and pay higher 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $1,000,000, though some categories of investors are excepted from the minimum investment amount.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and, for those Funds that offer Class Y shares, transfer agent fees applicable to such class). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, a Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

June 30, 2006 (Unaudited)


b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the price of such securities may be more volatile that those of comparable U.S. companies and the U.S. government.

d. Forward Foreign Currency Contracts. The International Fund, the U.S. Diversified Portfolio and the Value Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge a Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds' Statement of Assets and Liabilities. These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At June 30, 2006, there were no open forward currency contracts.

e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees, capital loss carryforwards, wash sales, distributions from REITs and gains realized from passive foreign investment companies. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

June 30, 2006 (Unaudited)


Tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended
December 31, 2005 was as follows:

                                      2005 Distributions Paid From:
        -                          ------------------------------------
                                    Ordinary    Long-Term
        Fund                         Income   Capital Gains    Total
        ----                         ------   -------------    -----
        Targeted Equity Fund       $1,723,626  $        --  $ 1,723,626
        International Fund                 --           --           --
        Focused Value Fund                 --   39,692,418   39,692,418
        Large Cap Value Fund          357,883           --      357,883
        U.S. Diversified Portfolio         --           --           --
        Value Fund                  2,535,529   13,549,598   16,085,127
        Small Cap Value Fund               --           --           --
        Capital Growth Fund                --           --           --

As of December 31, 2005, capital loss carryforwards and post-October losses were as follows:

                                             Targeted    International  Focused      Large Cap    U.S. Diversified    Value
                                            Equity Fund      Fund      Value Fund    Value Fund      Portfolio        Fund
-                                           -----------      ----      ----------    ----------      ---------        ----
Capital loss carryforward:
  Expires December 31, 2009                $         --   $        --  $        -- $ (75,393,915)  $ (77,008,343)  $        --
 Expires December 31, 2010                  (55,280,538)           --           --   (24,633,843)    (62,468,898)           --
 Expires December 31, 2011                           --            --           --    (9,965,466)             --            --
                                           ------------   -----------  ----------- -------------   -------------   -----------
Total capital loss carryforward             (55,280,538)           --           --  (109,993,224)   (139,477,241)           --
                                           ------------   -----------  ----------- -------------   -------------   -----------
Deferred net capital losses (post-October)           --            --           --            --              --            --
                                           ============   ===========  =========== =============   =============   ===========

                                            Small Cap       Capital
                                            Value Fund    Growth Fund
-                                           ----------    -----------
Capital loss carryforward:
  Expires December 31, 2009                $ (1,984,150) $(21,116,910)
 Expires December 31, 2010                  (27,289,950)  (26,883,047)
 Expires December 31, 2011                           --    (4,097,913)
                                           ------------  ------------
Total capital loss carryforward             (29,274,100)  (52,097,870)
                                           ------------  ------------
Deferred net capital losses (post-October)           --      (314,439)
                                           ============  ============

g. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party agreements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

h. Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2006 were as follows:

                                   Market Value of   Value of Collateral
       Fund                       Securities on Loan      Received
       ----                       ------------------      --------
       Targeted Equity Fund          $16,573,677         $16,743,644
       International Fund             44,666,859          45,792,193
       Focused Value Fund             35,003,399          36,044,953
       Large Cap Value Fund           12,744,565          13,010,211
       U.S. Diversified Portfolio     74,028,354          75,130,129
       Value Fund                      8,733,294           8,910,402
       Small Cap Value Fund           30,408,314          31,207,203
       Capital Growth Fund             5,474,635           5,455,932

June 30, 2006 (Unaudited)


i. Indemnifications. Under the Funds' organizational documents, their officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. Purchases and Sales of Securities. For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term investments) were as follows:

              Fund                        Purchases      Sales
              ----                        ---------      -----
              Targeted Equity Fund       $419,536,583 $449,378,438
              International Fund           44,342,789   43,370,924
              Focused Value Fund           63,319,887  113,861,420
              Large Cap Value Fund         34,317,144   66,858,455
              U.S. Diversified Portfolio  234,066,061  280,708,587
              Value Fund                   36,172,521   46,092,174
              Small Cap Value Fund         45,948,153   46,090,952
              Capital Growth Fund          45,099,321   49,682,090

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. IXIS Asset Management Advisors, L.P. ("IXIS Advisors") serves as investment adviser to each Fund except the Targeted Equity Fund. Capital Growth Management Limited Partnership ("CGM") is the investment adviser to the Targeted Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                      Percentage of Average Daily Net Assets
-                          ------------------------------------------------------------
                              First         Next         Next        Next       Over
Fund                       $200 million $300 million $500 million $1 billion $2 billion
----                       ------------ ------------ ------------ ---------- ----------
Targeted Equity Fund          0.75%        0.70%        0.65%       0.65%      0.60%
International Fund            0.80%        0.75%        0.75%       0.75%      0.75%
Focused Value Fund            1.00%        1.00%        1.00%       0.95%      0.95%
Large Cap Value Fund          0.70%        0.65%        0.60%       0.60%      0.60%
U.S. Diversified Portfolio    0.90%        0.90%        0.90%       0.80%      0.80%
Value Fund                    0.75%        0.70%        0.65%       0.65%      0.65%
Small Cap Value Fund          0.90%        0.90%        0.90%       0.90%      0.90%
Capital Growth Fund           0.75%        0.70%        0.65%       0.65%      0.65%

Effective July 1, 2006, the management fee for Focused Value Fund was reduced to an annual rate of 0.90% of the Fund's average daily net assets.

IXIS Advisors has entered into subadvisory agreements for each Fund as listed below.

International Fund         Hansberger Global Investors, Inc. ("Hansberger")
Focused Value Fund         Harris Associates L.P. ("Harris")
Large Cap Value Fund       Harris
U.S. Diversified Portfolio Harris
                           Loomis, Sayles & Company, L.P. ("Loomis Sayles")
                           Mercury Advisors
Value Fund                 Harris
                           Loomis Sayles
                           Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson")
                           Westpeak Global Advisors, L.P. ("Westpeak")
Small Cap Value Fund       Vaughan Nelson
Capital Growth Fund        Westpeak

Payments to IXIS Advisors are reduced in the amount of payments to the subadvisers.

Mercury Advisors serves as a subadviser to a segment of the U.S. Diversified Portfolio. "Mercury Advisors" is the name under which Fund Asset Management, L.P., a wholly owned subsidiary of Merrill Lynch & Co., Inc. conducts certain business. Merrill Lynch & Co., Inc. and BlackRock, Inc. have announced that they have reached an agreement to merge Fund Asset Management, BlackRock, Inc., and certain other affiliates of Merrill Lynch & Co., Inc., in order to create a new independent company. The transaction is expected to be closed in the third quarter of 2006.

June 30, 2006 (Unaudited)


IXIS Advisors has given binding undertakings to the Funds to defer its management fees and/or reimburse certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until April 30, 2007 and will be reevaluated on an annual basis. At June 30, 2006, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

                                   Expense Limit as a Percentage of Average
                                          Daily Net Assets
              -                    ----------------------------------------
              Fund                 Class A    Class B   Class C   Class Y
              ----                 -------    -------   -------   -------
              Focused Value Fund    1.70%      2.45%     2.45%       --%
              Large Cap Value Fund  1.30%      2.05%     2.05%     1.05%
              Small Cap Value Fund  1.60%      2.35%     2.35%       --%
              Capital Growth Fund   1.50%      2.25%     2.25%       --%

Prior to May 1, 2006, Small Cap Value Fund and Capital Growth Fund had no expense limit.

For the six months ended June 30, 2006, the management fees and waivers of management fees for each Fund were as follows:

                                                                Percentage of
                                                                  Average
                                 Gross    Waiver of     Net     Daily Net Assets
    -                          Management Management Management ----------------
    Fund                          Fee        Fee        Fee     Gross     Net
    ----                       ---------- ---------- ---------- -----     ---
    Targeted Equity Fund       $2,670,520    $--     2,670,520  0.70%    0.70%
    International Fund            610,461     --       610,461  0.80%    0.80%
    Focused Value Fund          1,369,577     --     1,369,577  1.00%    1.00%
    Large Cap Value Fund          923,193     --       923,193  0.69%    0.69%
    U.S. Diversified Portfolio  2,843,572     --     2,843,572  0.90%    0.90%
    Value Fund                    462,137     --       462,137  0.75%    0.75%
    Small Cap Value Fund          539,361     --       539,361  0.90%    0.90%
    Capital Growth Fund           222,387     --       222,387  0.75%    0.75%

For the six months ended June 30, 2006, expenses have been reimbursed as follows: Large Cap Value Fund $131,071, Small Cap Value Fund $13,780 and Capital Growth Fund $19,670.

IXIS Advisors shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through reduction of its management fees or otherwise) in later periods to the extent the Funds' expenses fall below the expense limits, provided, however, that the Funds are not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred. At June 30, 2006, the amounts subject to possible reimbursement under the expense limitation agreements were as follows:

                              Expenses Subject        Expenses Subject
                                 to Possible             to Possible
                                Reimbursement           Reimbursement
      Fund                 until December 31, 2006 until December 31, 2007
      ----                 ----------------------- -----------------------
      Large Cap Value Fund        $479,821                $131,071
      Small Cap Value Fund              --                  13,780
      Capital Growth Fund               --                  19,670

Certain officers and directors of IXIS Advisors and its affiliates are also officers or Trustees of the Funds. IXIS Advisors, CGM, Harris, Loomis Sayles, Vaughan Nelson and Westpeak are subsidiaries of IXIS Asset Management US Group, L.P. ("IXIS US Group") (formerly, IXIS Asset Management North America, L.P.), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly by three large affiliated French financial services entities: the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC (as defined below) and by French regional savings banks known as Caisses d'Epargne; the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; and CNP Assurances, a large French life insurance company. Hansberger is an affiliated money manager of IXIS US Group.

b. Administrative Expense. IXIS Advisors performs certain administrative services for the Funds and has subcontracted with State Street Bank to serve as sub-administrator. Pursuant to an agreement among IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor

June 30, 2006 (Unaudited)

Cash Management Trust ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and IXIS Advisors, each Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2006, amounts paid to IXIS Advisors for administrative fees were as follows:

                                              Administrative
                   Fund                            Fees
                   ----                            ----
                   Targeted Equity Fund          $234,514
                   International Fund              41,301
                   Focused Value Fund              99,349
                   Large Cap Value Fund            90,441
                   U.S. Diversified Portfolio     194,087
                   Value Fund                      39,463
                   Small Cap Value Fund            32,495
                   Capital Growth Fund             19,282

c. Service and Distribution Fees. The Trusts have entered into a distribution agreement with IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), a wholly-owned subsidiary of IXIS US Group. Pursuant to this agreement, IXIS Distributors serves as principal underwriter of the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays IXIS Distributors a monthly service fee at the annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the six months ended June 30, 2006, the Funds paid the following service and distribution fees:

                                      Service Fee         Distribution Fee
    -                          -------------------------- -----------------
    Fund                       Class A  Class B  Class C  Class B  Class C
    ----                       -------  -------  -------  -------  -------
    Targeted Equity Fund       $871,919 $ 65,598 $  8,101 $196,793 $ 24,304
    International Fund          121,616   42,875   26,278  128,627   78,834
    Focused Value Fund           91,843  112,992  137,559  338,976  412,679
    Large Cap Value Fund        229,439   66,059   23,595  198,175   70,784
    U.S. Diversified Portfolio  490,920  212,490   60,214  637,470  180,644
    Value Fund                  124,224   26,259    3,563   78,776   10,688
    Small Cap Value Fund         82,883   48,409   18,530  145,227   55,591
    Capital Growth Fund          61,072   11,925    1,132   35,774    3,398

June 30, 2006 (Unaudited)


d. Commissions. The Funds have been informed that commissions (including CDSC) on Fund shares paid to IXIS Distributors by investors in shares of the Funds during the six months ended June 30, 2006 were as follows:

                     Fund                       Commission
                     ----                       ----------
                     Targeted Equity Fund        $217,086
                     International Fund            68,155
                     Focused Value Fund           225,259
                     Large Cap Value Fund          86,641
                     U.S. Diversified Portfolio   285,125
                     Value Fund                    76,179
                     Small Cap Value Fund          73,749
                     Capital Growth Fund           34,588

For the six months ended June 30, 2006, brokerage commissions for portfolio transactions paid to affiliated broker/dealers by the Funds were as follows:

                     Fund                       Commissions
                     ----                       -----------
                     U.S. Diversified Portfolio    $451

e. Trustees Fees and Expenses. The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS US Group, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the Funds in the Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other Funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Redemption Fees. Shareholders of Class A shares of Targeted Equity Fund, International Fund, Focused Value Fund and Small Cap Value Fund are charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares and Class Y shares within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if a shareholder acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are accounted for as an addition to paid-in capital and are presented in the Statements of Changes in Net Assets.

5. Line of Credit. Each Fund, together with certain other Funds of IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, participates in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to each participating Portfolio or Fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating Portfolios or Funds based on their average daily unused portion of the line of credit. For the six months ended June 30, 2006, the Funds had no borrowings under this agreement.

June 30, 2006 (Unaudited)


6. Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended June 30, 2006, amounts rebated under these agreements were as follows:

                      Fund                       Rebates
                      ----                       -------
                      Targeted Equity Fund       $208,144
                      International Fund            9,876
                      Focused Value Fund           81,744
                      Large Cap Value Fund         38,753
                      U.S. Diversified Portfolio   97,472
                      Value Fund                   28,638
                      Small Cap Value Fund         15,988
                      Capital Growth Fund          10,545

7. Concentration of Risk. Focused Value Fund is a non-diversified Fund. Compared with diversified mutual funds, the Focused Value Fund may invest a greater percentage of its assets in a particular company. Therefore, the Focused Value Fund's returns could be significantly affected by the performance of any one of the small number of stocks in its portfolio.

International Fund had the following geographic concentrations in excess of 10% of its total net assets at June 30, 2006: France 11.1%, Japan 18.7%, and the United Kingdom 18.4%. The International Fund pursues its objectives by investing in foreign securities. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

June 30, 2006 (Unaudited)


8. Capital Shares. The Funds may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

                                                                                  Six Months Ended
                                                                                   June 30, 2006
                                                                        -----------------------------------
Targeted Equity Fund                                                         Shares             Amount
---------------------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                                 1,531,700  $      16,304,478
   Shares issued in connection with the reinvestment of distributions            415,904          4,138,251
                                                                        ----------------  -----------------
                                                                               1,947,604         20,442,729
   Shares repurchased                                                         (4,636,901)       (49,214,698)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (2,689,297) $     (28,771,969)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   319,383  $       3,136,658
   Shares issued in connection with the reinvestment of distributions             34,317            315,721
                                                                        ----------------  -----------------
                                                                                 353,700          3,452,379
   Shares repurchased                                                           (844,946)        (8,300,591)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (491,246) $      (4,848,212)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   308,153  $       3,045,220
   Shares issued in connection with the reinvestment of distributions              3,355             30,834
                                                                        ----------------  -----------------
                                                                                 311,508          3,076,054
   Shares repurchased                                                            (70,483)          (686,327)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       241,025  $       2,389,727
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                    81,283  $         869,813
   Shares issued in connection with the reinvestment of distributions              7,177             72,922
                                                                        ----------------  -----------------
                                                                                  88,460            942,735
   Shares repurchased                                                            (78,094)          (839,836)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                        10,366  $         102,899
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (2,929,152) $     (31,127,555)
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
Targeted Equity Fund                                                         Shares             Amount
---------------------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                                 2,114,436  $      20,342,978
   Shares issued in connection with the reinvestment of distributions            157,595          1,531,634
                                                                        ----------------  -----------------
                                                                               2,272,031         21,874,612
   Shares repurchased                                                        (10,590,304)      (100,805,465)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (8,318,273) $     (78,930,853)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   479,091  $       4,271,772
   Shares issued in connection with the reinvestment of distributions              8,192             70,535
                                                                        ----------------  -----------------
                                                                                 487,283          4,342,307
   Shares repurchased                                                         (1,703,082)       (15,113,085)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,215,799) $     (10,770,778)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   247,891  $       2,279,688
   Shares issued in connection with the reinvestment of distributions                427              3,675
                                                                        ----------------  -----------------
                                                                                 248,318          2,283,363
   Shares repurchased                                                            (87,175)          (772,409)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       161,143  $       1,510,954
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                   154,883  $       1,499,898
   Shares issued in connection with the reinvestment of distributions              4,853             49,839
                                                                        ----------------  -----------------
                                                                                 159,736          1,549,737
   Shares repurchased                                                            (77,671)          (745,305)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                        82,065  $         804,432
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (9,290,864) $     (87,386,245)
                                                                        ================  =================

                                                                                  Six Months Ended
                                                                                   June 30, 2006
                                                                        -----------------------------------
International Fund                                                           Shares               Amount
---------------------------------------------------------------------   ----------------    -----------------
Class A
   Shares sold                                                                   499,394    $      10,570,553
   Shares issued in connection with the reinvestment of distributions             87,076            1,724,970
                                                                        ----------------    -----------------
                                                                                 586,470           12,295,523
   Shares repurchased                                                           (365,278)          (7,767,963)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                       221,192    $       4,527,560
                                                                        ----------------    -----------------
Class B
   Shares sold                                                                   164,693    $       3,212,037
   Shares issued in connection with the reinvestment of distributions             36,329              657,916
                                                                        ----------------    -----------------
                                                                                 201,022            3,869,953
   Shares repurchased                                                           (342,160)          (6,657,762)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                      (141,138)   $      (2,787,809)
                                                                        ----------------    -----------------
Class C
   Shares sold                                                                   109,274    $       2,134,472
   Shares issued in connection with the reinvestment of distributions             18,744              339,625
                                                                        ----------------    -----------------
                                                                                 128,018            2,474,097
   Shares repurchased                                                            (76,434)          (1,495,763)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                        51,584    $         978,334
                                                                        ----------------    -----------------
   Increase (decrease) from capital share transactions                           131,638    $       2,718,085
                                                                        ================    =================

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
International Fund                                                           Shares             Amount
---------------------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                                 1,043,158  $      18,504,622
   Shares issued in connection with the reinvestment of distributions                  0                  0
                                                                        ----------------  -----------------
                                                                               1,043,158         18,504,622
   Shares repurchased                                                           (837,941)       (14,808,970)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       205,217  $       3,695,652
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   203,605  $       3,346,613
   Shares issued in connection with the reinvestment of distributions                  0                  0
                                                                        ----------------  -----------------
                                                                                 203,605          3,346,613
   Shares repurchased                                                         (1,228,248)       (20,075,132)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,024,643) $     (16,728,519)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   171,446  $       2,829,915
   Shares issued in connection with the reinvestment of distributions                  0                  0
                                                                        ----------------  -----------------
                                                                                 171,446          2,829,915
   Shares repurchased                                                           (185,571)        (3,042,603)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       (14,125) $        (212,688)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                          (833,551) $     (13,245,555)
                                                                        ================  =================

June 30, 2006 (Unaudited)

8. Capital Shares (continued).

                                                                                  Six Months Ended
                                                                                   June 30, 2006
                                                                        -----------------------------------
Focused Value Fund                                                           Shares             Amount
---------------------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                                   347,189  $       4,211,868
   Shares issued in connection with the reinvestment of distributions            127,832          1,459,839
                                                                        ----------------  -----------------
                                                                                 475,021          5,671,707
   Shares repurchased                                                         (1,707,898)       (20,906,354)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,232,877) $     (15,234,647)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   174,599  $       1,997,007
   Shares issued in connection with the reinvestment of distributions            177,886          1,938,952
                                                                        ----------------  -----------------
                                                                                 352,485          3,935,959
   Shares repurchased                                                         (1,419,269)       (16,611,781)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,066,784) $     (12,675,822)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   350,162  $       4,017,349
   Shares issued in connection with the reinvestment of distributions            160,499          1,751,028
                                                                        ----------------  -----------------
                                                                                 510,661          5,768,377
   Shares repurchased                                                         (2,428,667)       (28,523,022)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,918,006) $     (22,754,645)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (4,217,667) $     (50,665,114)
                                                                        ================  =================

                                                                                  Six Months Ended
                                                                                   June 30, 2006
                                                                        -----------------------------------
Large Cap Value Fund                                                         Shares             Amount
---------------------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                                   714,388  $       9,704,788
   Shares issued in connection with the reinvestment of distributions             27,510            358,466
                                                                        ----------------  -----------------
                                                                                 741,898         10,063,254
   Shares repurchased                                                         (1,616,243)       (21,922,659)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (874,345) $     (11,859,405)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                    97,283  $       1,235,928
   Shares issued in connection with the reinvestment of distributions              9,192            111,771
                                                                        ----------------  -----------------
                                                                                 106,475          1,347,699
   Shares repurchased                                                         (1,141,785)       (14,481,128)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,035,310) $     (13,133,429)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                    80,799  $       1,021,076
   Shares issued in connection with the reinvestment of distributions              1,655             20,078
                                                                        ----------------  -----------------
                                                                                  82,454          1,041,154
   Shares repurchased                                                           (322,035)        (4,073,558)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (239,581) $      (3,032,404)
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                    37,913  $         528,666
   Shares issued in connection with the reinvestment of distributions              2,239             30,077
                                                                        ----------------  -----------------
                                                                                  40,152            558,743
   Shares repurchased                                                           (146,805)        (2,039,574)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (106,653) $      (1,480,831)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (2,255,889) $     (29,506,069)
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
Focused Value Fund                                                           Shares             Amount
---------------------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                                 1,278,667  $      16,573,289
   Shares issued in connection with the reinvestment of distributions            580,779          7,068,077
                                                                        ----------------  -----------------
                                                                               1,859,446         23,641,366
   Shares repurchased                                                         (3,318,671)       (43,905,787)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,459,225) $     (20,264,421)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   576,120  $       7,060,801
   Shares issued in connection with the reinvestment of distributions            766,254          8,949,845
                                                                        ----------------  -----------------
                                                                               1,342,374         16,010,646
   Shares repurchased                                                         (1,639,139)       (21,010,935)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (296,765) $      (5,000,289)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                 1,319,958  $      16,274,937
   Shares issued in connection with the reinvestment of distributions            758,307          8,857,031
                                                                        ----------------  -----------------
                                                                               2,078,265         25,131,968
   Shares repurchased                                                         (2,893,997)       (36,873,402)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (815,732) $     (11,741,434)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (2,571,722) $     (37,006,144)
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
Large Cap Value Fund                                                         Shares             Amount
---------------------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                                 1,068,733  $      13,952,739
   Shares issued in connection with the reinvestment of distributions             14,688            191,232
                                                                        ----------------  -----------------
                                                                               1,083,421         14,143,971
   Shares repurchased                                                         (3,550,446)       (46,275,347)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (2,467,025) $     (32,131,376)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   262,250  $       3,214,063
   Shares issued in connection with the reinvestment of distributions              6,033             73,844
                                                                        ----------------  -----------------
                                                                                 268,283          3,287,907
   Shares repurchased                                                         (1,873,402)       (22,992,338)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,605,119) $     (19,704,431)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   233,814  $       2,864,911
   Shares issued in connection with the reinvestment of distributions                976             11,942
                                                                        ----------------  -----------------
                                                                                 234,790          2,876,853
   Shares repurchased                                                           (699,505)        (8,571,119)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (464,715) $      (5,694,266)
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                    68,963  $         925,029
   Shares issued in connection with the reinvestment of distributions              1,195             16,006
                                                                        ----------------  -----------------
                                                                                  70,158            941,035
   Shares repurchased                                                           (345,786)        (4,615,016)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (275,628) $      (3,673,981)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (4,812,487) $     (61,204,054)
                                                                        ================  =================

June 30, 2006 (Unaudited)

8. Capital Shares (continued).

                                                                                  Six Months Ended
                                                                                   June 30, 2006
                                                                        -----------------------------------
U.S. Diversified Portfolio                                                   Shares             Amount
---------------------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                                   958,991  $      20,372,247
   Shares repurchased                                                         (1,898,038)       (40,136,455)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (939,047) $     (19,764,208)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   331,164  $       6,281,315
   Shares repurchased                                                         (1,663,170)       (31,456,529)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,332,006) $     (25,175,214)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                    52,348  $         993,575
   Shares repurchased                                                           (265,401)        (5,034,839)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (213,053) $      (4,041,264)
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                    65,140  $       1,468,518
   Shares repurchased                                                           (111,879)        (2,496,327)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       (46,739) $      (1,027,809)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (2,530,845) $     (50,008,495)
                                                                        ================  =================

                                                                                  Six Months Ended
                                                                                   June 30, 2006
                                                                        -----------------------------------
Value Fund                                                                   Shares             Amount
---------------------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                                   463,574  $       4,012,291
   Shares issued in connection with the reinvestment of distributions            214,251          1,776,460
                                                                        ----------------  -----------------
                                                                                 677,825          5,788,751
   Shares repurchased                                                           (926,136)        (8,009,858)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (248,311) $      (2,221,107)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   113,022  $         875,825
   Shares issued in connection with the reinvestment of distributions             50,525            375,430
                                                                        ----------------  -----------------
                                                                                 163,547          1,251,255
   Shares repurchased                                                           (699,431)        (5,450,636)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (535,884) $      (4,199,381)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                    14,782  $         114,703
   Shares issued in connection with the reinvestment of distributions              5,804             43,128
                                                                        ----------------  -----------------
                                                                                  20,586            157,831
   Shares repurchased                                                            (47,929)          (373,144)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       (27,343) $        (215,313)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                          (811,538) $      (6,635,801)
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
U.S. Diversified Portfolio                                                   Shares             Amount
---------------------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                                 2,385,720  $      44,954,334
   Shares repurchased                                                         (4,189,901)       (79,262,654)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,804,181) $     (34,308,320)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   669,095  $      11,320,578
   Shares repurchased                                                         (4,207,942)       (71,182,972)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (3,538,847) $     (59,862,394)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   102,734  $       1,746,851
   Shares repurchased                                                           (912,989)       (15,415,642)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (810,255) $     (13,668,791)
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                   142,301  $       2,842,762
   Shares repurchased                                                           (451,903)        (9,048,524)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (309,602) $      (6,205,762)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (6,462,885) $    (114,045,267)
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
Value Fund                                                                   Shares             Amount
---------------------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                                   752,413  $       6,758,994
   Shares issued in connection with the reinvestment of distributions          1,432,023         12,200,602
                                                                        ----------------  -----------------
                                                                               2,184,436         18,959,596
   Shares repurchased                                                         (2,182,286)       (19,556,017)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                         2,150  $        (596,421)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   229,964  $       1,881,852
   Shares issued in connection with the reinvestment of distributions            393,062          3,030,283
                                                                        ----------------  -----------------
                                                                                 623,026          4,912,135
   Shares repurchased                                                         (1,018,265)        (8,370,264)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (395,239) $      (3,458,129)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                    51,464  $         417,159
   Shares issued in connection with the reinvestment of distributions             39,420            303,708
                                                                        ----------------  -----------------
                                                                                  90,884            720,867
   Shares repurchased                                                            (77,457)          (636,872)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                        13,427  $          83,995
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                          (379,662) $      (3,970,555)
                                                                        ================  =================

June 30, 2006 (Unaudited)

8. Capital Shares (continued).

                                                                   Six Months Ended
                                                                    June 30, 2006
                                                         -----------------------------------
Small Cap Value Fund                                          Shares             Amount
------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                    806,988  $      15,491,762
   Shares repurchased                                            (426,569)        (8,170,923)
                                                         ----------------  -----------------
   Net increase (decrease)                                        380,419  $       7,320,839
                                                         ----------------  -----------------
Class B
   Shares sold                                                     84,641  $       1,503,322
   Shares repurchased                                            (437,483)        (7,769,319)
                                                         ----------------  -----------------
   Net increase (decrease)                                       (352,842) $      (6,265,997)
                                                         ----------------  -----------------
Class C
   Shares sold                                                    219,691  $       3,917,142
   Shares repurchased                                            (168,959)        (2,992,387)
                                                         ----------------  -----------------
   Net increase (decrease)                                         50,732  $         924,755
                                                         ----------------  -----------------
   Increase (decrease) from capital share transactions             78,309  $       1,979,597
                                                         ================  =================

                                                                   Six Months Ended
                                                                    June 30, 2006
                                                         -----------------------------------
Capital Growth Fund                                           Shares             Amount
------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                    112,648  $       1,375,864
   Shares repurchased                                            (403,482)        (4,907,319)
                                                         ----------------  -----------------
   Net increase (decrease)                                       (290,834) $      (3,531,455)
                                                         ----------------  -----------------
Class B
   Shares sold                                                     42,210  $         444,951
   Shares repurchased                                            (131,918)        (1,377,931)
                                                         ----------------  -----------------
   Net increase (decrease)                                        (89,708) $        (932,980)
                                                         ----------------  -----------------
Class C
   Shares sold                                                      2,010  $          21,084
   Shares repurchased                                             (17,619)          (181,109)
                                                         ----------------  -----------------
   Net increase (decrease)                                        (15,609) $        (160,025)
                                                         ----------------  -----------------
   Increase (decrease) from capital share transactions           (396,151) $      (4,624,460)
                                                         ================  =================

                                                                      Year Ended
                                                                  December 31, 2005
                                                         -----------------------------------
Small Cap Value Fund                                          Shares             Amount
------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                  1,322,502  $      21,908,202
   Shares repurchased                                            (797,816)       (13,154,538)
                                                         ----------------  -----------------
   Net increase (decrease)                                        524,686  $       8,753,664
                                                         ----------------  -----------------
Class B
   Shares sold                                                    172,453  $       2,628,609
   Shares repurchased                                          (1,455,176)       (22,158,268)
                                                         ----------------  -----------------
   Net increase (decrease)                                     (1,282,723) $     (19,529,659)
                                                         ----------------  -----------------
Class C
   Shares sold                                                    177,290  $       2,719,736
   Shares repurchased                                            (246,708)        (3,789,067)
                                                         ----------------  -----------------
   Net increase (decrease)                                        (69,418) $      (1,069,331)
                                                         ----------------  -----------------
   Increase (decrease) from capital share transactions           (827,455) $     (11,845,326)
                                                         ================  =================

                                                                      Year Ended
                                                                  December 31, 2005
                                                         -----------------------------------
Capital Growth Fund                                           Shares             Amount
------------------------------------------------------   ----------------  -----------------
Class A
   Shares sold                                                    241,489  $       2,743,935
   Shares repurchased                                          (1,057,103)       (12,074,125)
                                                         ----------------  -----------------
   Net increase (decrease)                                       (815,614) $      (9,330,190)
                                                         ----------------  -----------------
Class B
   Shares sold                                                     93,730  $         919,070
   Shares repurchased                                            (425,145)        (4,178,212)
                                                         ----------------  -----------------
   Net increase (decrease)                                       (331,415) $      (3,259,142)
                                                         ----------------  -----------------
Class C
   Shares sold                                                      5,876  $          57,428
   Shares repurchased                                             (15,868)          (154,158)
                                                         ----------------  -----------------
   Net increase (decrease)                                         (9,992) $         (96,730)
                                                         ----------------  -----------------
   Increase (decrease) from capital share transactions         (1,157,021) $     (12,686,062)
                                                         ================  =================

Item 2. Code of Ethics.
Not applicable

Item 3. Audit Committee Financial Expert.
Not applicable

Item 4. Principal Accountant Fees and Services.
Not applicable

Item 5. Audit Committee of Listed Registrants.
Not applicable

Item 6. Schedule of Investments.
Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable

Item 10. Submission of Matters to a Vote of Securities Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees.

Item 11. Controls and Procedures.
The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

   (a) (1)  Not applicable

   (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibit (a)(2)(1) and (a)(2)(2), respectively

   (a) (3)  Not applicable.

   (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 IXIS Advisor Funds Trust II

                                 By:    /s/ John T. Hailer
                                        ---------------------------------
                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                 By:    /s/ John T. Hailer
                                        ---------------------------------
                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  August 23, 2006

                                 By:    /s/ Michael C. Kardok
                                        ---------------------------------
                                 Name:  Michael C. Kardok
                                 Title: Treasurer
                                 Date:  August 23, 2006